                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575

                                                   -----------------------------
Date of fiscal year end:   12-31
                        --------------------------------------------------------

Date of reporting period:   12-31-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report                                                  December 31, 2006

[photo of winter scene]

Disciplined Growth Fund
Equity Growth Fund
Income & Growth Fund
Small Company Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We have the privilege of providing you with the annual report for the American
Century Disciplined Growth, Equity Growth, Income & Growth, and Small Company
funds for the 12 months ended December 31, 2006. We've gathered this information to help you monitor your investment. Another resource is our website,
americancentury.com, where we post company news, portfolio commentaries, investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news, American Century announced the following leadership changes. Chief Investment Officer Mark Mallon will retire in the first quarter of 2007, after nearly a decade at American Century. Effective January 1, 2007, former International Equity CIO Enrique Chang became CIO with responsibilities for the entire investment management operation. Before joining American Century in 2006, Enrique worked at Munder Capital Management, serving the last four years as president and CIO.

In January 2007, President and Chief Executive Officer Bill Lyons announced his retirement after nearly 20 years at American Century. Chief Financial Officer
Jonathan Thomas will be appointed president and CEO effective March 1, 2007.
Since 2005, Jonathan has overseen American Century's financial area, with additional responsibilities in purchasing, facilities, real estate, information technology, operations, and human resources. Jonathan also serves on the corporate Board of Directors, and will report to the Board in his new position.
Before joining American Century, Jonathan was a managing director and global chief operating officer of Morgan Stanley's investment division, and worked in senior leadership roles for Bank of America, Boston Financial Services, and
Fidelity Investments.

We wish to thank Mark and Bill for their many years of distinguished service--American Century is a stronger company as a result of their hard work.
And we firmly believe their roles in our firm are transitioning to two talented, committed, and experienced top executives.

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . . . . . .2

DISCIPLINED GROWTH

EQUITY GROWTH

INCOME & GROWTH

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Enrique Chang]

BY ENRIQUE CHANG, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

ECONOMIC GROWTH SURGED, THEN MODERATED

Economic growth--along with commodity prices, short-term interest rates, and inflation--surged early in the 12-month period ended December 31, 2006. But growth and inflation moderated in the second half of the year, when the Federal
Reserve (the Fed) halted its two-year string of interest rate hikes.

After a hurricane-related slowdown in the fourth quarter of 2005, U.S. gross domestic product grew in the first quarter of 2006 at a 5.6% annualized pace, the highest level in more than two years. The Fed steadily raised short-term interest rates through June 2006 to keep inflation--including pressures from soaring commodity prices--in check. The Fed finally snapped its string of rate hikes in August 2006, leaving its target at 5.25%, a five-year high. By then, economic growth had slowed, dragged down in part by a cooling housing market.

DOUBLE-DIGIT STOCK INDEX RETURNS

The Fed's pause and expectations for lower interest rates and mild inflation in
2007 helped produce double-digit stock index returns for 2006. Market rallies at the start and end of the year offset a late-spring/early-summer selloff. Growth stocks flourished in the latter rally, but value stocks outperformed growth for the full year. Likewise, though large-cap stocks gained ground late in the period, small-caps posted higher returns for the full year.

SENTIMENT REVERSED IN MAY AND JULY

Early in 2006, investors celebrated a dip in crude oil prices and strong economic growth by pushing stock prices higher. The small-cap Russell 2000 Index led the way, surging 13.92% by April 30. Sentiment changed in early May, however, when the Fed made it clear that more interest rate hikes might be necessary to control inflation. Between April 30 and July 15, the S&P 500 fell
5.28%, and the Russell 2000 more than doubled that loss as investors desired larger, more stable companies.

The selloff ended in late July after Fed chairman Ben Bernanke predicted inflation would moderate. The Fed's subsequent rate pause in August and plunging energy prices triggered a substantial stock rebound during the last five months of the year.

U.S. STOCK INDEX RETURNS
For the 12 months ended December 31, 2006
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (LARGE-CAP)                               15.46%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                     9.07%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                     22.25%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                                         15.26%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                  10.66%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                   20.22%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (SMALL-CAP)                               18.37%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                    13.35%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                     23.48%
--------------------------------------------------------------------------------

------
2

Disciplined Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                                      --------------
                                                      AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                           1 YEAR       INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                             11.30%        13.14%         9/30/05
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(1)                9.07%         9.74%           --
--------------------------------------------------------------------------------
Institutional Class                        11.59%        13.41%         9/30/05
--------------------------------------------------------------------------------
Advisor Class                              11.12%        12.87%         9/30/05
--------------------------------------------------------------------------------
R Class                                    10.83%        12.59%         9/30/05
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
3

Disciplined Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2005

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                                                                  2005*    2006
--------------------------------------------------------------------------------
Investor Class                                                    4.87%   11.30%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                         2.98%    9.07%
--------------------------------------------------------------------------------
*From 9/30/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Disciplined Growth - Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, BRIAN ERTLEY, AND LYNNETTE PANG

PERFORMANCE SUMMARY

Disciplined Growth returned 11.30%* in 2006, compared with the 9.07% return of its benchmark, the Russell 1000 Growth Index, and the 15.79% return of the S&P
500 Index, representing the broad stock market.

Large-cap growth stocks remained out of favor in 2006, underperforming large-cap value issues for the seventh straight year (based on the Russell indexes).
Disciplined Growth has an even greater emphasis on growth stocks than its growth-oriented benchmark, so this emphasis weighed on performance relative to the index during the year.

Nonetheless, the fund posted a double-digit gain and outperformed the benchmark overall. The key to this outperformance was strong individual stock selection, particularly in the industrial and consumer staples sectors.

INDUSTRIAL STOCKS OUTPERFORMED

Disciplined Growth's industrial holdings contributed the most to its outperformance of the benchmark index. The fund benefited from an overweight in aerospace and defense stocks, as well as stock selection among machinery companies.

Airplane manufacturer Boeing, which was the largest position in the portfolio for much of the year, was the best contributor in the industrial sector. A sharp increase in orders for its new 787 plane enabled Boeing to regain market share from its main competitor Airbus, surpassing its rival in orders for the first time in six years. Lockheed Martin, an aerospace company and significant fund overweight during the year, rallied thanks to strong government defense spending, particularly a move to replace aging aircraft with a new generation of fighter jets.

Another top performer in the industrial sector was engine maker Cummins, which enjoyed higher profit margins amid strong industrial demand for its products.

STRONG RESULTS FROM CONSUMER STAPLES AND MATERIALS

Stock selection was most successful in the consumer staples sector, although we held a sizable underweight in the sector. The fund's consumer staples holdings gained nearly 40% as a group, well above the 10% gain of those in the Russell
1000 Growth Index. An overweight in food products makers provided the biggest lift to results, particularly

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.9%                  2.9%
--------------------------------------------------------------------------------
Schering-Plough Corp.                       3.4%                  1.3%
--------------------------------------------------------------------------------
Kohl's Corp.                                3.2%                  0.5%
--------------------------------------------------------------------------------
McGraw-Hill Companies,
Inc. (The)                                  3.2%                  2.4%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         3.2%                  0.9%
--------------------------------------------------------------------------------
Hercules Inc.                               3.0%                  0.6%
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Company
New York Shares                             2.8%                   --
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         2.7%                  1.8%
--------------------------------------------------------------------------------
Cisco Systems Inc.                          2.5%                  1.5%
--------------------------------------------------------------------------------
Boeing Co.                                  2.3%                  4.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
5

Disciplined Growth - Portfolio Commentary

our sizable position in General Mills. Despite higher raw materials costs, the maker of cereal and other packaged foods reported better-than-expected earnings, largely because of improvements in operational efficiency.

The materials sector of the portfolio also added value to relative performance in 2006. The best individual contributor in this sector was steel products manufacturer Nucor, which gained 70% for the year as rising prices and healthy global demand for steel led to strong profit growth.

HEALTH CARE & TECHNOLOGY LAGGED

Stock selection detracted from relative results in just three of the 10 sectors in the portfolio--health care, information technology, and telecommunication services (a very small portion of the portfolio). In the health care sector, an overweight in health care providers had the biggest negative impact. This segment was hit by concerns that the new Democrat-controlled Congress will enact
Medicare reforms that could hurt profitability. The biggest detractors in this sector included health care provider Sierra Health Services and drug delivery systems maker Hospira.

Six of the 10 largest individual detractors from relative results came from the information technology sector. Stock selection among software companies, particularly underweights in resurgent software titans Microsoft and Oracle, detracted the most. The worst contributor in the portfolio was Global Payments, which processes electronic financial transactions. The company's profit margins narrowed as the payment processing business grew increasingly competitive.

STARTING POINT FOR THE NEXT REPORT PERIOD

In 2007, we believe that market leadership could return to large-cap growth stocks for the first time this decade. This forecast is based primarily on two factors--(1) expectations of further slowing in the U.S. economy after several years of expansion, and (2) an anticipated deceleration in corporate earnings growth. Large-cap growth stocks have historically outperformed in this type of environment.

Regardless of the outlook, our focus remains on our disciplined investment approach, which we believe will produce favorable results over the long term.

DISCIPLINED GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S          RUSSELL 1000
                                           STOCKS             GROWTH INDEX
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         3.14%                 --
--------------------------------------------------------------------------------
Hercules Inc.                               3.02%                 --
--------------------------------------------------------------------------------
Kohl's Corp.                                3.23%                0.31%
--------------------------------------------------------------------------------
Schering-Plough Corp.                       3.36%                0.49%
--------------------------------------------------------------------------------
McGraw-Hill Companies,
Inc. (The)                                  3.17%                0.34%
--------------------------------------------------------------------------------

DISCIPLINED GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S          RUSSELL 1000
                                           STOCKS             GROWTH INDEX
--------------------------------------------------------------------------------
Microsoft Corporation                       0.72%                 3.72%
--------------------------------------------------------------------------------
General Electric Co.                         --                   2.64%
--------------------------------------------------------------------------------
Johnson & Johnson                            --                   2.43%
--------------------------------------------------------------------------------
Intel Corp.                                  --                   1.66%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        --                   1.60%
--------------------------------------------------------------------------------

------
6

Disciplined Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.2%

AEROSPACE & DEFENSE -- 3.9%
--------------------------------------------------------------------------------
            5,764  Boeing Co.                                           $   512
--------------------------------------------------------------------------------
            3,738  Lockheed Martin Corp.                                    344
--------------------------------------------------------------------------------
                                                                            856
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.3%
--------------------------------------------------------------------------------
            5,624  Amgen Inc.(1)                                            384
--------------------------------------------------------------------------------
            4,135  Biogen Idec Inc.(1)                                      203
--------------------------------------------------------------------------------
            6,896  PDL BioPharma Inc.(1)(2)                                 139
--------------------------------------------------------------------------------
                                                                            726
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.2%
--------------------------------------------------------------------------------
            3,472  Edwards (A.G.), Inc.                                     220
--------------------------------------------------------------------------------
              299  Investment Technology Group Inc.(1)(2)                    13
--------------------------------------------------------------------------------
            4,345  SEI Investments Co.                                      258
--------------------------------------------------------------------------------
                                                                            491
--------------------------------------------------------------------------------
CHEMICALS -- 4.8%
--------------------------------------------------------------------------------
            4,106  Celanese Corp., Series A                                 106
--------------------------------------------------------------------------------
            8,661  H.B. Fuller Company(2)                                   224
--------------------------------------------------------------------------------
           34,329  Hercules Inc.(1)                                         663
--------------------------------------------------------------------------------
            1,302  Monsanto Co.                                              68
--------------------------------------------------------------------------------
                                                                          1,061
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
              769  Herman Miller Inc.(2)                                     28
--------------------------------------------------------------------------------
           16,185  Steelcase Inc. Cl A(2)                                   294
--------------------------------------------------------------------------------
                                                                            322
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
           20,334  Cisco Systems Inc.(1)                                    555
--------------------------------------------------------------------------------
            7,428  Corning Inc.(1)                                          139
--------------------------------------------------------------------------------
              683  QUALCOMM Inc.                                             26
--------------------------------------------------------------------------------
              801  Redback Networks Inc.(1)                                  20
--------------------------------------------------------------------------------
                                                                            740
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.7%
--------------------------------------------------------------------------------
           18,653  Brocade Communications System(1)                         153
--------------------------------------------------------------------------------
           14,400  Hewlett-Packard Co.                                      593
--------------------------------------------------------------------------------
            2,617  Lexmark International, Inc. Cl A(1)                      192
--------------------------------------------------------------------------------
            2,340  Network Appliance, Inc.(1)                                92
--------------------------------------------------------------------------------
                                                                          1,030
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 3.9%
--------------------------------------------------------------------------------
           22,681  Chicago Bridge & Iron Company
                   New York Shares                                          620
--------------------------------------------------------------------------------
            1,832  Foster Wheeler Ltd.(1)                                   101
--------------------------------------------------------------------------------
            2,526  Granite Construction Inc.                                127
--------------------------------------------------------------------------------
                                                                            848
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.3%
--------------------------------------------------------------------------------
            4,858  American Express Co.                                     295
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.4%
--------------------------------------------------------------------------------
            4,247  Packaging Corporation of America                          94
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
--------------------------------------------------------------------------------
            1,874  ITT Educational Services Inc.(1)                     $   124
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
              480  CBOT Holdings, Inc. Cl A(1)                               73
--------------------------------------------------------------------------------
           10,262  McGraw-Hill Companies, Inc. (The)                        698
--------------------------------------------------------------------------------
              555  Moody's Corp.                                             38
--------------------------------------------------------------------------------
                                                                            809
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
            7,553  Qwest Communications
                   International Inc.(1)(2)                                  63
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
              419  Itron Inc.(1)                                             22
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
--------------------------------------------------------------------------------
           12,911  Halliburton Co.                                          401
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
--------------------------------------------------------------------------------
            5,594  Mentor Corp.(2)                                          273
--------------------------------------------------------------------------------
            4,564  West Pharmaceutical Services Inc.(2)                     234
--------------------------------------------------------------------------------
                                                                            507
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 6.7%
--------------------------------------------------------------------------------
            7,147  AMERIGROUP Corporation(1)                                257
--------------------------------------------------------------------------------
              362  Apria Healthcare Group Inc.(1)                            10
--------------------------------------------------------------------------------
            3,677  Healthways, Inc.(1)(2)                                   175
--------------------------------------------------------------------------------
            1,840  Humana Inc.(1)                                           102
--------------------------------------------------------------------------------
            3,730  McKesson Corp.                                           189
--------------------------------------------------------------------------------
            7,162  UnitedHealth Group Incorporated                          385
--------------------------------------------------------------------------------
            4,952  WellCare Health Plans Inc.(1)(2)                         341
--------------------------------------------------------------------------------
               45  WellPoint Inc.(1)                                          4
--------------------------------------------------------------------------------
                                                                          1,463
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
            2,932  Choice Hotels International Inc.                         123
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 1.4%
--------------------------------------------------------------------------------
            3,372  AES Corp. (The)(1)                                        74
--------------------------------------------------------------------------------
            4,400  TXU Corp.                                                239
--------------------------------------------------------------------------------
                                                                            313
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.7%
--------------------------------------------------------------------------------
            3,111  McDermott International, Inc.(1)                         158
--------------------------------------------------------------------------------
INSURANCE -- 3.7%
--------------------------------------------------------------------------------
            5,715  Arch Capital Group Ltd.(1)                               386
--------------------------------------------------------------------------------
              455  Argonaut Group Inc.(1)                                    16
--------------------------------------------------------------------------------
            1,526  Axis Capital Holdings Limited                             51
--------------------------------------------------------------------------------
            4,898  HCC Insurance Holdings, Inc.(2)                          157
--------------------------------------------------------------------------------
            4,667  Philadelphia Consolidated
                   Holding Co.(1)                                           208
--------------------------------------------------------------------------------
                                                                            818
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
              147  NutriSystem, Inc.(1)                                       9
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Disciplined Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.8%
--------------------------------------------------------------------------------
            2,891  DealerTrack Holdings Inc.(1)(2)                      $    85
--------------------------------------------------------------------------------
            4,098  eBay Inc.(1)                                             123
--------------------------------------------------------------------------------
              507  Google Inc. Cl A(1)                                      233
--------------------------------------------------------------------------------
           15,782  RealNetworks Inc.(1)(2)                                  173
--------------------------------------------------------------------------------
                                                                            614
--------------------------------------------------------------------------------
IT SERVICES -- 9.7%
--------------------------------------------------------------------------------
           18,699  Accenture Ltd. Cl A                                      691
--------------------------------------------------------------------------------
           17,095  Acxiom Corp.                                             438
--------------------------------------------------------------------------------
            3,559  Global Payments Inc.                                     165
--------------------------------------------------------------------------------
            8,689  International Business Machines
                   Corp.                                                    845
--------------------------------------------------------------------------------
                                                                          2,139
--------------------------------------------------------------------------------
MACHINERY -- 0.9%
--------------------------------------------------------------------------------
            2,184  Caterpillar Inc.                                         134
--------------------------------------------------------------------------------
            1,126  Manitowoc Co., Inc. (The)                                 67
--------------------------------------------------------------------------------
                                                                            201
--------------------------------------------------------------------------------
MEDIA -- 3.1%
--------------------------------------------------------------------------------
           19,051  DIRECTV Group, Inc. (The)(1)                             475
--------------------------------------------------------------------------------
            4,111  EchoStar Communications Corp.
                   Cl A(1)                                                  156
--------------------------------------------------------------------------------
            1,772  Warner Music Group Corp.                                  41
--------------------------------------------------------------------------------
                                                                            672
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
            2,662  Freeport-McMoRan Copper & Gold,
                   Inc. Cl B                                                149
--------------------------------------------------------------------------------
              387  Phelps Dodge Corp.                                        46
--------------------------------------------------------------------------------
                                                                            195
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 8.2%
--------------------------------------------------------------------------------
           21,486  Big Lots Inc.(1)(2)                                      492
--------------------------------------------------------------------------------
            3,158  Dollar Tree Stores Inc.(1)                                95
--------------------------------------------------------------------------------
            8,422  Federated Department Stores, Inc.                        321
--------------------------------------------------------------------------------
           10,371  Kohl's Corp.(1)                                          711
--------------------------------------------------------------------------------
            1,926  Nordstrom, Inc.                                           95
--------------------------------------------------------------------------------
            5,206  Saks Inc.                                                 93
--------------------------------------------------------------------------------
                                                                          1,807
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.7%
--------------------------------------------------------------------------------
            9,101  Alpha Natural Resources, Inc.(1)(2)                      129
--------------------------------------------------------------------------------
              335  Exxon Mobil Corp.                                         26
--------------------------------------------------------------------------------
                                                                            155
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
            3,978  NBTY Inc.(1)(2)                                          165
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.7%
--------------------------------------------------------------------------------
            7,598  Abraxis BioScience Inc.(1)(2)                            208
--------------------------------------------------------------------------------
            6,717  Endo Pharmaceuticals
                   Holdings Inc.(1)                                         185
--------------------------------------------------------------------------------
            1,002  Forest Laboratories, Inc.(1)                              51
--------------------------------------------------------------------------------
              665  Medicines Company(1)(2)                                   21
--------------------------------------------------------------------------------

Shares/Principal Amount                ($ IN THOUSANDS)                  Value
--------------------------------------------------------------------------------

            3,670  Merck & Co., Inc.                                    $   160
--------------------------------------------------------------------------------
            1,140  MGI Pharma Inc.(1)(2)                                     21
--------------------------------------------------------------------------------
            1,639  Mylan Laboratories Inc.                                   33
--------------------------------------------------------------------------------
           31,254  Schering-Plough Corp.                                    739
--------------------------------------------------------------------------------
            1,887  Watson Pharmaceuticals, Inc.(1)                           49
--------------------------------------------------------------------------------
                                                                          1,467
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 4.9%
--------------------------------------------------------------------------------
           11,820  Integrated Device Technology Inc.(1)                     183
--------------------------------------------------------------------------------
              751  Lam Research Corp.(1)                                     38
--------------------------------------------------------------------------------
           16,731  Micron Technology, Inc.(1)                               234
--------------------------------------------------------------------------------
            1,789  Novellus Systems, Inc.(1)(2)                              62
--------------------------------------------------------------------------------
            7,075  NVIDIA Corp.(1)                                          261
--------------------------------------------------------------------------------
            5,606  Tessera Technologies Inc.(1)(2)                          226
--------------------------------------------------------------------------------
            5,531  Zoran Corp.(1)                                            81
--------------------------------------------------------------------------------
                                                                          1,085
--------------------------------------------------------------------------------
SOFTWARE -- 3.9%
--------------------------------------------------------------------------------
            1,317  Autodesk, Inc.(1)                                         53
--------------------------------------------------------------------------------
            3,111  BMC Software Inc.(1)                                     100
--------------------------------------------------------------------------------
            5,192  Cadence Design Systems Inc.(1)                            93
--------------------------------------------------------------------------------
              498  Mentor Graphics Corp.(1)(2)                                9
--------------------------------------------------------------------------------
            5,295  Microsoft Corporation                                    158
--------------------------------------------------------------------------------
              414  MicroStrategy Inc.(1)                                     47
--------------------------------------------------------------------------------
            8,096  Oracle Corp.(1)                                          139
--------------------------------------------------------------------------------
            6,826  Salesforce.com Inc.(1)                                   249
--------------------------------------------------------------------------------
                                                                            848
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.6%
--------------------------------------------------------------------------------
            8,758  American Eagle Outfitters, Inc.                          273
--------------------------------------------------------------------------------
            3,242  AnnTaylor Stores Corporation(1)                          106
--------------------------------------------------------------------------------
            1,052  Dick's Sporting Goods, Inc.(1)                            52
--------------------------------------------------------------------------------
            5,681  Gymboree Corp.(1)                                        217
--------------------------------------------------------------------------------
            7,115  Office Depot, Inc.(1)                                    272
--------------------------------------------------------------------------------
            2,475  Payless ShoeSource, Inc.(1)                               81
--------------------------------------------------------------------------------
                                                                          1,001
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
--------------------------------------------------------------------------------
            5,863  Brown Shoe Company, Inc.                                 280
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
            1,350  Loews Corp. - Carolina Group                              87
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $20,008)                                                           21,989
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.4%

             $300  FHLB Discount Notes, 4.80%,
                   1/2/07(4)
(Cost $300)                                                                 300
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Disciplined Growth - Schedule of Investments

DECEMBER 31, 2006

                                 ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(5) -- 10.8%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America Securities,
LLC, (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.26%, dated 12/26/06, due
1/2/07 (Delivery value $1,001)                                          $ 1,000
--------------------------------------------------------------------------------
Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.15%, dated 12/29/06, due
1/2/07 (Delivery value $500)                                                500
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First Boston,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.17%, dated 12/29/06, due
1/2/07 (Delivery value $859)                                                859
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $2,359)                                                             2,359
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 112.4%
(Cost $22,667)                                                           24,648
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (12.4)%                                  (2,717)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $21,931
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of December 31, 2006.

(3) Industry is less than 0.05% of total net assets.

(4) The rate indicated is the yield to maturity at purchase.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
9

Equity Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                    -------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           14.14%      7.69%      8.78%       11.38%      5/9/91
--------------------------------------------------------------------------------
S&P 500 INDEX(1)         15.79%      6.19%      8.42%       10.93%        --
--------------------------------------------------------------------------------
Institutional Class      14.36%      7.91%        --         6.33%      1/2/98
--------------------------------------------------------------------------------
Advisor Class            13.86%      7.42%        --         5.65%      10/9/97
--------------------------------------------------------------------------------
C Class                  13.02%      6.64%        --         5.05%      7/18/01
--------------------------------------------------------------------------------
R Class                  13.57%        --         --        10.23%      7/29/05
-------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
10

Equity Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    36.06%   25.45%   18.47%  -10.95%  -11.01%  -20.32%   30.27%   13.98%    7.30%   14.14%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     33.36%   28.58%   21.04%   -9.10%  -11.89%  -22.10%   28.68%   10.88%    4.91%   15.79%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Equity Growth - Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, AND FEI ZOU

PERFORMANCE SUMMARY

Equity Growth posted a total return of 14.14%* in 2006. Although it was the best calendar-year return for the fund since 2003, it trailed the 15.79% return of its benchmark, the S&P 500 Index, ending Equity Growth's five-year winning streak versus the index. Nonetheless, the fund's long-term track record against the S&P 500 remains favorable (see pages 10 and 11).

Equity Growth's double-digit gain in 2006 was driven by strong contributions from its financial and energy stocks. Just one sector of the portfolio--health care--declined during the year.

One of the key principles of our investment strategy is an emphasis on individual stock selection over sector weightings. Not surprisingly, stock selection was the main reason for the portfolio's underperformance versus the
S&P 500, particularly in the consumer discretionary and health care sectors.

CONSUMER STOCKS HURT RESULTS

The portfolio's consumer discretionary stocks underperformed their counterparts in the S&P 500 during the year. Stock selection among specialty retailers and auto components makers detracted the most from relative results. The most noteworthy individual detractors were bookseller Barnes & Noble, which struggled with disappointing same-store sales, and tire maker Goodyear Tire & Rubber, which faced surging raw materials costs.

Our timing on these two holdings also hurt relative performance. We eliminated
Barnes & Noble and Goodyear from the portfolio around mid-year and then missed a subsequent recovery in both stocks during the last half of the year. Goodyear was able to raise prices to make up for higher costs without significantly impacting sales, while Barnes & Noble reported improving revenues and emerged as a potential buy-out candidate.

Although Equity Growth's consumer staples holdings contributed positively to performance compared with the index, the worst individual contributor to relative results came from this sector--Pilgrim's Pride. The poultry producer reported a loss for the year thanks to plunging poultry prices.

HEALTH CARE DETRACTED

Equity Growth's health care stocks were also a drag on returns relative to the
S&P 500. Stock selection among biotech-

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           5.1%                  4.6%
--------------------------------------------------------------------------------
Citigroup Inc.                              3.8%                  3.3%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.0%                  1.6%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.8%                  2.5%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        2.8%                  0.1%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         2.6%                  2.3%
--------------------------------------------------------------------------------
Morgan Stanley                              2.3%                  1.1%
--------------------------------------------------------------------------------
Chevron Corp.                               2.1%                  2.8%
--------------------------------------------------------------------------------
Amgen Inc.                                  2.1%                  1.5%
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The)                                  1.8%                  2.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
12

Equity Growth - Portfolio Commentary

nology firms and an overweight in health care services providers had the biggest negative impact in this sector. Biotech company Amgen, a top-10 holding as of
December 31, 2006, fell despite good news in clinical trials and FDA approvals as rising R&D expenses held earnings growth in check. Drug delivery systems maker Hospira and health services provider Sierra Health Services were also significant detractors from relative performance in 2006.

INDUSTRIALS AND TECHNOLOGY BOOSTED RETURNS

The industrial and information technology sectors of the portfolio had the biggest positive impact on relative performance in 2006. An underweight in industrial conglomerates and stock selection among machinery stocks added the most value in the industrial sector. The best contributor in this sector was engine maker Cummins, which enjoyed higher profit margins amid strong industrial demand for its products.

In the information technology sector, stock choices worked best among computer makers and internet services companies. Hewlett-Packard, the largest overweight in the portfolio at the end of 2006, was the top contributor in the tech sector.
Overcoming an ongoing boardroom spying scandal, the computer hardware maker gained market share and improved profitability through better cost management.

The best individual contributor to relative performance in 2006 was steel products manufacturer Nucor. Rising prices and healthy global demand for steel led to strong profit growth for Nucor, which gained 70% for the year.

STARTING POINT FOR THE NEXT REPORT PERIOD

The stock market ended 2006 with a four-year winning streak, but 2007 promised to bring some challenges for the market. A continued slowdown in the economy appeared likely after several years of expansion, and corporate earnings growth was expected to decelerate.

However, our focus remained on our disciplined, balanced investment approach, which we believe will produce favorable results over the long term.

EQUITY GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         2.61%                 0.89%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.86%                 1.15%
--------------------------------------------------------------------------------
Citigroup Inc.                              3.80%                 2.15%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         1.61%                  --
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           5.12%                 3.51%
--------------------------------------------------------------------------------

EQUITY GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                         --                   3.01%
--------------------------------------------------------------------------------
Microsoft Corporation                       0.03%                 2.03%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                        --                   1.60%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                   1.46%
--------------------------------------------------------------------------------
Altria Group Inc.                            --                   1.41%
--------------------------------------------------------------------------------

------
13

Equity Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%

AEROSPACE & DEFENSE -- 1.9%
--------------------------------------------------------------------------------
           68,144  Boeing Co.                                        $    6,054
--------------------------------------------------------------------------------
          649,281  Lockheed Martin Corp.                                 59,779
--------------------------------------------------------------------------------
                                                                         65,833
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.5%
--------------------------------------------------------------------------------
           32,805  FedEx Corporation                                      3,563
--------------------------------------------------------------------------------
          163,267  United Parcel Service, Inc. Cl B                      12,242
--------------------------------------------------------------------------------
                                                                         15,805
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          146,155  Southwest Airlines Co.                                 2,239
--------------------------------------------------------------------------------
AUTO COMPONENTS(1)
--------------------------------------------------------------------------------
           87,031  ArvinMeritor Inc.(2)                                   1,587
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
          406,316  Harley-Davidson, Inc.                                 28,633
--------------------------------------------------------------------------------
BEVERAGES -- 1.8%
--------------------------------------------------------------------------------
        1,146,276  Coca-Cola Company (The)                               55,308
--------------------------------------------------------------------------------
          101,402  PepsiCo, Inc.                                          6,343
--------------------------------------------------------------------------------
                                                                         61,651
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.2%
--------------------------------------------------------------------------------
        1,020,131  Amgen Inc.(3)                                         69,685
--------------------------------------------------------------------------------
          128,829  Biogen Idec Inc.(3)                                    6,337
--------------------------------------------------------------------------------
                                                                         76,022
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 6.3%
--------------------------------------------------------------------------------
          313,005  Goldman Sachs Group, Inc. (The)                       62,398
--------------------------------------------------------------------------------
          447,150  Lehman Brothers Holdings Inc.                         34,931
--------------------------------------------------------------------------------
          660,929  Mellon Financial Corp.                                27,858
--------------------------------------------------------------------------------
          102,265  Merrill Lynch & Co., Inc.                              9,521
--------------------------------------------------------------------------------
          938,466  Morgan Stanley                                        76,419
--------------------------------------------------------------------------------
                                                                        211,127
--------------------------------------------------------------------------------
CHEMICALS -- 2.4%
--------------------------------------------------------------------------------
          100,627  Albemarle Corp.(2)                                     7,225
--------------------------------------------------------------------------------
        1,236,967  Celanese Corp., Series A(2)                           32,013
--------------------------------------------------------------------------------
          405,500  H.B. Fuller Company                                   10,470
--------------------------------------------------------------------------------
        1,272,160  Lyondell Chemical Co.                                 32,529
--------------------------------------------------------------------------------
                                                                         82,237
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.1%
--------------------------------------------------------------------------------
           21,768  KeyCorp                                                  828
--------------------------------------------------------------------------------
           33,750  U.S. Bancorp                                           1,221
--------------------------------------------------------------------------------
          951,114  Wells Fargo & Co.                                     33,822
--------------------------------------------------------------------------------
                                                                         35,871
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
           14,673  Manpower Inc.                                          1,099
--------------------------------------------------------------------------------
          684,439  Waste Management, Inc.                                25,167
--------------------------------------------------------------------------------
                                                                         26,266
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
--------------------------------------------------------------------------------
        1,738,721  Cisco Systems Inc.(3)                             $   47,519
--------------------------------------------------------------------------------
          485,729  Motorola, Inc.                                         9,987
--------------------------------------------------------------------------------
                                                                         57,506
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.2%
--------------------------------------------------------------------------------
        2,132,676  Hewlett-Packard Co.                                   87,845
--------------------------------------------------------------------------------
          761,190  Lexmark International, Inc.
                   Cl A(2)(3)                                            55,719
--------------------------------------------------------------------------------
                                                                        143,564
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.7%
--------------------------------------------------------------------------------
          104,621  Chicago Bridge & Iron Company
                   New York Shares                                        2,860
--------------------------------------------------------------------------------
          158,199  Foster Wheeler Ltd.(3)                                 8,723
--------------------------------------------------------------------------------
          250,819  Granite Construction Inc.(2)                          12,622
--------------------------------------------------------------------------------
                                                                         24,205
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.5%
--------------------------------------------------------------------------------
          651,943  American Express Co.                                  39,554
--------------------------------------------------------------------------------
          440,741  AmeriCredit Corp.(3)                                  11,093
--------------------------------------------------------------------------------
                                                                         50,647
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.7%
--------------------------------------------------------------------------------
          544,949  Temple-Inland Inc.                                    25,084
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 11.1%
--------------------------------------------------------------------------------
        1,881,828  Bank of America Corp.                                100,471
--------------------------------------------------------------------------------
        2,300,975  Citigroup Inc.                                       128,164
--------------------------------------------------------------------------------
        1,977,004  JPMorgan Chase & Co.                                  95,489
--------------------------------------------------------------------------------
          696,936  McGraw-Hill Companies, Inc.
                   (The)                                                 47,406
--------------------------------------------------------------------------------
                                                                        371,530
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
--------------------------------------------------------------------------------
        1,013,587  AT&T Inc.                                             36,236
--------------------------------------------------------------------------------
          291,502  BellSouth Corp.                                       13,733
--------------------------------------------------------------------------------
           21,049  CenturyTel Inc.                                          919
--------------------------------------------------------------------------------
          519,179  Verizon Communications Inc.                           19,334
--------------------------------------------------------------------------------
                                                                         70,222
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT(1)
--------------------------------------------------------------------------------
            5,048  Acuity Brands Inc.(2)                                    263
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(1)
--------------------------------------------------------------------------------
           81,683  AVX Corp.(2)                                           1,208
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
--------------------------------------------------------------------------------
          355,372  Halliburton Co.                                       11,034
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
          735,593  Kroger Co. (The)                                      16,970
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
          336,142  Campbell Soup Co.(2)                                  13,072
--------------------------------------------------------------------------------
          407,696  ConAgra Foods, Inc.                                   11,008
--------------------------------------------------------------------------------
          527,475  General Mills, Inc.                                   30,382
--------------------------------------------------------------------------------
            1,653  Seaboard Corp.(2)                                      2,918
--------------------------------------------------------------------------------
                                                                         57,380
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Equity Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
           22,273  Baxter International, Inc.                        $    1,033
--------------------------------------------------------------------------------
          620,858  Becton Dickinson & Co.                                43,553
--------------------------------------------------------------------------------
          285,088  Hillenbrand Industries, Inc.(2)                       16,230
--------------------------------------------------------------------------------
                                                                         60,816
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.2%
--------------------------------------------------------------------------------
          662,521  AMERIGROUP Corporation(3)                             23,778
--------------------------------------------------------------------------------
          283,266  Humana Inc.(3)                                        15,667
--------------------------------------------------------------------------------
        1,039,310  McKesson Corp.                                        52,693
--------------------------------------------------------------------------------
          644,158  UnitedHealth Group Incorporated                       34,611
--------------------------------------------------------------------------------
          733,365  WellCare Health Plans Inc.(2)(3)                      50,529
--------------------------------------------------------------------------------
                                                                        177,278
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
--------------------------------------------------------------------------------
          399,160  Choice Hotels International Inc.(2)                   16,805
--------------------------------------------------------------------------------
          271,289  McDonald's Corporation                                12,026
--------------------------------------------------------------------------------
                                                                         28,831
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          402,318  Colgate-Palmolive Co.                                 26,247
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 2.9%
--------------------------------------------------------------------------------
        1,822,537  AES Corp. (The)(3)                                    40,169
--------------------------------------------------------------------------------
        1,060,624  TXU Corp.                                             57,496
--------------------------------------------------------------------------------
                                                                         97,665
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
          425,240  McDermott International, Inc.(3)                      21,628
--------------------------------------------------------------------------------
INSURANCE -- 4.9%
--------------------------------------------------------------------------------
          309,471  American Financial Group, Inc.                        11,113
--------------------------------------------------------------------------------
          436,106  Arch Capital Group Ltd.(3)                            29,485
--------------------------------------------------------------------------------
          789,234  Axis Capital Holdings Limited                         26,337
--------------------------------------------------------------------------------
          854,548  Berkley (W.R.) Corp.                                  29,490
--------------------------------------------------------------------------------
          410,645  Chubb Corp.                                           21,727
--------------------------------------------------------------------------------
          977,583  Endurance Specialty Holdings Ltd.                     35,761
--------------------------------------------------------------------------------
          272,898  HCC Insurance Holdings, Inc.(2)                        8,757
--------------------------------------------------------------------------------
           73,480  Philadelphia Consolidated
                   Holding Co.(2)(3)                                      3,274
--------------------------------------------------------------------------------
                                                                        165,944
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.2%
--------------------------------------------------------------------------------
          160,839  Priceline.com Inc.(2)(3)                               7,014
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
          732,865  RealNetworks Inc.(2)(3)                                8,018
--------------------------------------------------------------------------------
IT SERVICES -- 5.2%
--------------------------------------------------------------------------------
        1,465,753  Accenture Ltd. Cl A                                   54,130
--------------------------------------------------------------------------------
          985,958  Acxiom Corp.                                          25,290
--------------------------------------------------------------------------------
          990,394  International Business Machines
                   Corp.                                                 96,217
--------------------------------------------------------------------------------
                                                                        175,637
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          340,683  Eastman Kodak Co.(2)                              $    8,790
--------------------------------------------------------------------------------
        1,598,974  Hasbro, Inc.                                          43,572
--------------------------------------------------------------------------------
          119,987  Mattel, Inc.                                           2,719
--------------------------------------------------------------------------------
                                                                         55,081
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
--------------------------------------------------------------------------------
          721,885  Applera Corporation - Applied
                   Biosystems Group                                      26,486
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
--------------------------------------------------------------------------------
          411,358  Cummins Inc.(2)                                       48,614
--------------------------------------------------------------------------------
MEDIA -- 2.7%
--------------------------------------------------------------------------------
        2,064,897  DIRECTV Group, Inc. (The)(3)                          51,498
--------------------------------------------------------------------------------
           59,294  Omnicom Group Inc.                                     6,199
--------------------------------------------------------------------------------
        1,029,188  Walt Disney Co. (The)                                 35,270
--------------------------------------------------------------------------------
                                                                         92,967
--------------------------------------------------------------------------------
METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
          320,115  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B(2)                                    17,840
--------------------------------------------------------------------------------
          247,348  Nucor Corp.                                           13,520
--------------------------------------------------------------------------------
          202,541  Phelps Dodge Corp.                                    24,248
--------------------------------------------------------------------------------
                                                                         55,608
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 4.8%
--------------------------------------------------------------------------------
        2,297,543  Big Lots Inc.(2)(3)                                   52,660
--------------------------------------------------------------------------------
          644,911  Dollar Tree Stores Inc.(3)                            19,412
--------------------------------------------------------------------------------
        1,009,248  Federated Department Stores,
                   Inc.                                                  38,483
--------------------------------------------------------------------------------
          785,804  Kohl's Corp.(3)                                       53,772
--------------------------------------------------------------------------------
                                                                        164,327
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
          164,941  Xerox Corp.(3)                                         2,796
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 11.2%
--------------------------------------------------------------------------------
          957,120  Chevron Corp.                                         70,377
--------------------------------------------------------------------------------
        1,019,428  EnCana Corp.                                          46,843
--------------------------------------------------------------------------------
        2,250,152  Exxon Mobil Corp.                                    172,429
--------------------------------------------------------------------------------
          632,574  Marathon Oil Corp.                                    58,513
--------------------------------------------------------------------------------
          227,846  Tesoro Corporation                                    14,985
--------------------------------------------------------------------------------
          258,756  Valero Energy Corp.                                   13,238
--------------------------------------------------------------------------------
                                                                        376,385
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(1)
--------------------------------------------------------------------------------
           16,806  NBTY Inc.(2)(3)                                          699
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.4%
--------------------------------------------------------------------------------
           50,696  Abbott Laboratories                                    2,469
--------------------------------------------------------------------------------
          278,698  Johnson & Johnson                                     18,400
--------------------------------------------------------------------------------
        1,205,818  Merck & Co., Inc.                                     52,574
--------------------------------------------------------------------------------
        1,629,901  Pfizer Inc.                                           42,214
--------------------------------------------------------------------------------
                                                                        115,657
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Equity Growth - Schedule of Investments

DECEMBER 31, 2006

Shares/Principal Amount                ($ IN THOUSANDS)                 Value
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
            7,581  Burlington Northern Santa Fe
                   Corp.                                             $      560
--------------------------------------------------------------------------------
           32,265  Norfolk Southern Corp.                                 1,623
--------------------------------------------------------------------------------
           36,680  Union Pacific Corp.                                    3,374
--------------------------------------------------------------------------------
                                                                          5,557
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          637,900  Amkor Technology Inc.(2)(3)                            5,958
--------------------------------------------------------------------------------
          368,295  Lam Research Corp.(3)                                 18,644
--------------------------------------------------------------------------------
          206,187  Micron Technology, Inc.(3)                             2,878
--------------------------------------------------------------------------------
          113,225  Novellus Systems, Inc.(2)(3)                           3,897
--------------------------------------------------------------------------------
          280,071  NVIDIA Corp.(3)                                       10,365
--------------------------------------------------------------------------------
        1,027,951  ON Semiconductor Corp.(2)(3)                           7,782
--------------------------------------------------------------------------------
                                                                         49,524
--------------------------------------------------------------------------------
SOFTWARE -- 0.9%
--------------------------------------------------------------------------------
          625,367  BMC Software Inc.(3)                                  20,136
--------------------------------------------------------------------------------
           92,359  Cadence Design Systems Inc.(3)                         1,654
--------------------------------------------------------------------------------
           34,045  Microsoft Corporation                                  1,017
--------------------------------------------------------------------------------
          406,059  Oracle Corp.(3)                                        6,960
--------------------------------------------------------------------------------
                                                                         29,767
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
--------------------------------------------------------------------------------
          167,083  American Eagle Outfitters, Inc.                        5,215
--------------------------------------------------------------------------------
          320,017  Group 1 Automotive, Inc.(2)                           16,551
--------------------------------------------------------------------------------
        1,269,758  Office Depot, Inc.(3)                                 48,467
--------------------------------------------------------------------------------
          124,255  OfficeMax Inc.                                         6,169
--------------------------------------------------------------------------------
                                                                         76,402
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.9%
--------------------------------------------------------------------------------
          520,180  Corus Bankshares Inc.(2)                              12,001
--------------------------------------------------------------------------------
           29,617  Downey Financial Corp.(2)                              2,150
--------------------------------------------------------------------------------
          324,350  FirstFed Financial Corp.(2)(3)                        21,721
--------------------------------------------------------------------------------
          187,187  Freddie Mac                                           12,710
--------------------------------------------------------------------------------
          340,269  Washington Mutual, Inc.                               15,479
--------------------------------------------------------------------------------
                                                                         64,061
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,831,178)                                                     3,369,893
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

          $14,500  FHLB Discount Notes, 4.80%,
                   1/2/07(4)
(Cost $14,498)                                                           14,500
--------------------------------------------------------------------------------

                                 ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(5) -- 5.0%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.26%, dated
12/26/06, due 1/2/07 (Delivery value $50,051)                        $   50,000
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 12/29/06, due
1/2/07 (Delivery value $25,015)                                          25,000
--------------------------------------------------------------------------------
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%, dated
12/29/06, due 1/2/07 (Delivery value $55,031)                            55,000
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.17%, dated
12/29/06, due 1/2/07 (Delivery value $5,003)                              5,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.10%, dated 12/29/06, due
1/2/07 (Delivery value $20,011)                                          20,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.15%, dated 12/29/06, due
1/2/07 (Delivery value $15,009)                                          15,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $170,000)                                                         170,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.9%
(Cost $3,015,676)                                                     3,554,393
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (4.9)%                                 (164,960)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $3,389,433
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

(1) Industry is less than 0.05% of total net assets.

(2) Security, or a portion thereof, was on loan as of December 31, 2006.

(3) Non-income producing.

(4) The rate indicated is the yield to maturity at purchase.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
16

Income & Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                    -------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           17.17%      7.71%      9.17%       12.76%     12/17/90
--------------------------------------------------------------------------------
S&P 500 INDEX(1)         15.79%      6.19%      8.42%       11.77%        --
--------------------------------------------------------------------------------
Institutional Class      17.40%      7.92%        --         6.96%      1/28/98
--------------------------------------------------------------------------------
Advisor Class            16.86%      7.44%        --         6.52%     12/15/97
--------------------------------------------------------------------------------
C Class                  16.02%      6.64%        --         5.05%      6/28/01
--------------------------------------------------------------------------------
R Class                  16.56%        --         --        13.76%      8/29/03
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
17

Income & Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    34.45%   27.67%   17.96%  -10.54%   -8.37%  -19.37%   29.62%   12.98%    4.79%   17.17%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     33.36%   28.58%   21.04%   -9.10%  -11.89%  -22.10%   28.68%   10.88%    4.91%   15.79%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

Income & Growth - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND, KURT BORGWARDT, AND ZILI ZHANG

PERFORMANCE SUMMARY

Income & Growth posted a total return of 17.17%* in 2006, its best calendar-year return since 2003. By comparison, the portfolio's benchmark, the S&P 500 Index, returned 15.79%. Income & Growth has a strong long-term performance record versus the S&P 500, outperforming the index in five of the last six years (see pages 17 and 18 for more performance information).

Every sector within the portfolio contributed positively to absolute performance in 2006, led by financial, energy, and health care stocks. Lagging sectors included information technology and consumer staples, which were the only segments of the portfolio to produce single-digit gains.

One of the key principles of our investment strategy is an emphasis on individual stock selection over sector weightings. In 2006, stock selection contributed significantly to the portfolio's outperformance of the S&P 500, particularly in the health care and energy sectors.

STRONG RESULTS IN HEALTH CARE

The health care stocks in the S&P 500 posted the lowest returns of any sector during the year, gaining just 7.5% as a group. In contrast, the portfolio's health care holdings delivered returns of more than 18% as stock selection among pharmaceutical firms and health care services providers added value.

The top contributor to relative performance in the health care sector was pharmaceutical maker Merck, one of the portfolio's largest overweight positions.
Although Merck's top-selling cholesterol drug, Zocor, lost patent protection in
June, the company benefited from FDA approval for several major new drugs, including a vaccine for cervical cancer and a drug that treats diabetes.

Among health services providers, the key component of our success was avoiding the worst performers. In particular, we did not own health care provider
UnitedHealth, which declined because of an investigation into possible stock options back-dating.

ENERGY AND INDUSTRIALS BOOSTED RETURNS

Energy stocks generated the best absolute returns in the portfolio in 2006, and stock selection in the sector augmented results relative to the S&P 500. We focused almost exclusively on energy producers, with very little expo-

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           5.4%                  4.8%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              4.8%                  3.7%
--------------------------------------------------------------------------------
Citigroup Inc.                              4.6%                  3.6%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.4%                  3.4%
--------------------------------------------------------------------------------
Morgan Stanley                              3.3%                  2.8%
--------------------------------------------------------------------------------
Chevron Corp.                               2.5%                  4.6%
--------------------------------------------------------------------------------
Washington Mutual, Inc.                     2.5%                  3.0%
--------------------------------------------------------------------------------
Pfizer Inc.                                 2.4%                  2.1%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         2.4%                  2.1%
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The)                                  2.2%                  2.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
19

Income & Growth - Portfolio Commentary

sure to energy equipment and services stocks, and this approach paid off as production companies outperformed. The top contributors were Exxon Mobil, the portfolio's largest holding throughout the year, and Chevron, both of which gained more than 30% for the year.

The portfolio's industrial stocks also had a positive impact on relative performance. The best contributor in this sector was engine maker Cummins, which enjoyed higher profit margins amid strong industrial demand for its products.

TECHNOLOGY AND CONSUMER STOCKS DETRACTED

The worst-performing sector in the portfolio was information technology, and stock choices detracted further from performance relative to the benchmark index. Four of the 10 largest individual detractors from relative results were technology stocks, led by chipmaker Intel. A price war with rival AMD resulted in declining profit margins, weaker earnings, and lost market share. Internet services provider Earthlink was another noteworthy detractor, falling 36% as the company's transition from dial-up services to broadband and wireless hurt earnings.

The portfolio's consumer stocks were also a drag on relative performance. In the consumer staples sector, poultry producer Pilgrim's Pride reported a loss for the year thanks to plunging poultry prices. Missed opportunities weighed on relative results in the consumer discretionary sector--an underweight in cable companies, most notably Comcast, detracted as cable/internet/telephone packages attracted a significant amount of new subscribers.

STARTING POINT FOR THE NEXT REPORT PERIOD

The stock market ended 2006 with a four-year winning streak, but 2007 promised to bring some challenges for the market. A continued slowdown in the economy appeared likely after several years of expansion, and corporate earnings growth was expected to decelerate.

However, our focus remained on our disciplined, balanced investment approach, which we believe will produce favorable results over the long term.

INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
International Business
Machines Corp.                             4.78%                  1.15%
--------------------------------------------------------------------------------
Morgan Stanley                             3.30%                  0.68%
--------------------------------------------------------------------------------
Citigroup Inc.                             4.63%                  2.15%
--------------------------------------------------------------------------------
Washington Mutual, Inc.                    2.52%                  0.34%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                          5.41%                  3.51%
--------------------------------------------------------------------------------

INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                       0.27%                  3.01%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                      0.26%                  1.60%
--------------------------------------------------------------------------------
Altria Group Inc.                          0.17%                  1.41%
--------------------------------------------------------------------------------
American International
Group, Inc.                                0.23%                  1.46%
--------------------------------------------------------------------------------
Cisco Systems Inc.                         0.17%                  1.30%
--------------------------------------------------------------------------------

------
20

Income & Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%

AEROSPACE & DEFENSE -- 2.0%
--------------------------------------------------------------------------------
          110,138  Lockheed Martin Corp.                             $   10,140
--------------------------------------------------------------------------------
        1,164,084  Northrop Grumman Corp.                                78,809
--------------------------------------------------------------------------------
          121,390  Raytheon Company                                       6,409
--------------------------------------------------------------------------------
                                                                         95,358
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.1%
--------------------------------------------------------------------------------
          127,882  FedEx Corporation                                     13,891
--------------------------------------------------------------------------------
          516,641  United Parcel Service, Inc. Cl B                      38,737
--------------------------------------------------------------------------------
                                                                         52,628
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          396,260  Southwest Airlines Co.                                 6,071
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.8%
--------------------------------------------------------------------------------
        2,000,575  ArvinMeritor Inc.(1)                                  36,470
--------------------------------------------------------------------------------
          624,205  Magna International Inc. Cl A                         50,280
--------------------------------------------------------------------------------
                                                                         86,750
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
           72,850  Coca-Cola Enterprises Inc.                             1,488
--------------------------------------------------------------------------------
          133,223  Pepsi Bottling Group Inc.                              4,118
--------------------------------------------------------------------------------
                                                                          5,606
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.2%
--------------------------------------------------------------------------------
          647,012  Amgen Inc.(2)                                         44,197
--------------------------------------------------------------------------------
          100,129  Cephalon, Inc.(1)(2)                                   7,050
--------------------------------------------------------------------------------
          144,377  ImClone Systems Inc.(1)(2)                             3,864
--------------------------------------------------------------------------------
                                                                         55,111
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          299,955  USG Corp.(1)(2)                                       16,438
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 6.5%
--------------------------------------------------------------------------------
          522,346  Goldman Sachs Group, Inc. (The)                      104,130
--------------------------------------------------------------------------------
          481,115  Lehman Brothers Holdings Inc.                         37,585
--------------------------------------------------------------------------------
          132,006  Merrill Lynch & Co., Inc.                             12,290
--------------------------------------------------------------------------------
        1,920,593  Morgan Stanley                                       156,393
--------------------------------------------------------------------------------
                                                                        310,398
--------------------------------------------------------------------------------
CHEMICALS -- 2.2%
--------------------------------------------------------------------------------
          445,510  Celanese Corp., Series A                              11,530
--------------------------------------------------------------------------------
           58,620  Eastman Chemical Company                               3,477
--------------------------------------------------------------------------------
          206,694  Georgia Gulf Corporation(1)                            3,991
--------------------------------------------------------------------------------
        2,427,152  Lyondell Chemical Co.                                 62,062
--------------------------------------------------------------------------------
          776,684  Westlake Chemical Corp.(1)                            24,372
--------------------------------------------------------------------------------
                                                                        105,432
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.2%
--------------------------------------------------------------------------------
          152,186  Comerica Inc.                                          8,931
--------------------------------------------------------------------------------
           25,151  Wells Fargo & Co.                                        894
--------------------------------------------------------------------------------
                                                                          9,825
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
          250,210  John H. Harland Company                           $   12,561
--------------------------------------------------------------------------------
          181,115  Labor Ready Inc.(1)(2)                                 3,320
--------------------------------------------------------------------------------
          222,744  R.R. Donnelley & Sons Company                          7,916
--------------------------------------------------------------------------------
                                                                         23,797
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
          301,682  Cisco Systems Inc.(2)                                  8,245
--------------------------------------------------------------------------------
          766,721  Motorola, Inc.                                        15,764
--------------------------------------------------------------------------------
                                                                         24,009
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.6%
--------------------------------------------------------------------------------
        2,726,327  Hewlett-Packard Co.                                  112,297
--------------------------------------------------------------------------------
           35,254  Imation Corporation(1)                                 1,637
--------------------------------------------------------------------------------
          155,508  Lexmark International, Inc. Cl A(2)                   11,383
--------------------------------------------------------------------------------
                                                                        125,317
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
           31,145  Capital One Financial Corp.                            2,393
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          198,430  Temple-Inland Inc.                                     9,134
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
          620,622  Building Materials Holding Corp.(1)                   15,323
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 9.2%
--------------------------------------------------------------------------------
        3,006,787  Bank of America Corp.                                160,532
--------------------------------------------------------------------------------
        3,942,485  Citigroup Inc.                                       219,597
--------------------------------------------------------------------------------
        1,203,148  JPMorgan Chase & Co.                                  58,112
--------------------------------------------------------------------------------
                                                                        438,241
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
--------------------------------------------------------------------------------
        1,972,847  AT&T Inc.                                             70,529
--------------------------------------------------------------------------------
           36,910  Embarq Corp.                                           1,940
--------------------------------------------------------------------------------
        2,365,076  Verizon Communications Inc.                           88,076
--------------------------------------------------------------------------------
                                                                        160,545
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          126,725  FirstEnergy Corp.                                      7,630
--------------------------------------------------------------------------------
          147,831  Progress Energy Inc.                                   7,256
--------------------------------------------------------------------------------
                                                                         14,886
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
--------------------------------------------------------------------------------
          365,335  Arrow Electronics, Inc.(2)                            11,526
--------------------------------------------------------------------------------
          489,373  Nam Tai Electronics, Inc.                              7,434
--------------------------------------------------------------------------------
          109,999  Tech Data Corp.(2)                                     4,166
--------------------------------------------------------------------------------
        1,857,897  Vishay Intertechnology, Inc.(1)(2)                    25,155
--------------------------------------------------------------------------------
                                                                         48,281
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
--------------------------------------------------------------------------------
        1,501,586  Grey Wolf Inc.(1)(2)                                  10,301
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.0%
--------------------------------------------------------------------------------
           28,982  Pantry Inc. (The)(1)(2)                                1,358
--------------------------------------------------------------------------------
        1,322,219  SUPERVALU INC.                                        47,269
--------------------------------------------------------------------------------
                                                                         48,627
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Income & Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
          129,618  ConAgra Foods, Inc.                               $    3,500
--------------------------------------------------------------------------------
          190,911  Del Monte Foods Co.                                    2,106
--------------------------------------------------------------------------------
          636,196  General Mills, Inc.                                   36,645
--------------------------------------------------------------------------------
            6,833  Seaboard Corp.(1)                                     12,060
--------------------------------------------------------------------------------
                                                                         54,311
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.5%
--------------------------------------------------------------------------------
           77,140  NICOR Inc.(1)                                          3,610
--------------------------------------------------------------------------------
          822,982  UGI Corp.                                             22,451
--------------------------------------------------------------------------------
                                                                         26,061
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
          578,884  Becton Dickinson & Co.                                40,609
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
--------------------------------------------------------------------------------
          154,554  Aetna Inc.                                             6,674
--------------------------------------------------------------------------------
          627,012  AMERIGROUP Corporation(2)                             22,503
--------------------------------------------------------------------------------
           94,678  AmerisourceBergen Corp.                                4,257
--------------------------------------------------------------------------------
          330,126  Apria Healthcare Group Inc.(1)(2)                      8,798
--------------------------------------------------------------------------------
          528,229  Humana Inc.(2)                                        29,216
--------------------------------------------------------------------------------
        1,026,745  McKesson Corp.                                        52,056
--------------------------------------------------------------------------------
           46,683  Molina Healthcare Inc.(1)(2)                           1,518
--------------------------------------------------------------------------------
          159,319  WellCare Health Plans Inc.(2)                         10,977
--------------------------------------------------------------------------------
                                                                        135,999
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
--------------------------------------------------------------------------------
          415,858  Darden Restaurants, Inc.                              16,705
--------------------------------------------------------------------------------
          720,961  McDonald's Corporation                                31,960
--------------------------------------------------------------------------------
                                                                         48,665
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.7%
--------------------------------------------------------------------------------
          316,918  Lennar Corp.                                          16,626
--------------------------------------------------------------------------------
          620,926  Newell Rubbermaid Inc.                                17,976
--------------------------------------------------------------------------------
           30,359  NVR, Inc.(1)(2)                                       19,582
--------------------------------------------------------------------------------
        1,179,784  Tupperware Brands Corp.(1)                            26,674
--------------------------------------------------------------------------------
                                                                         80,858
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.0%
--------------------------------------------------------------------------------
        1,204,466  Kimberly-Clark Corp.                                  81,844
--------------------------------------------------------------------------------
          194,063  Procter & Gamble Co. (The)                            12,472
--------------------------------------------------------------------------------
                                                                         94,316
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.7%
--------------------------------------------------------------------------------
          582,582  TXU Corp.                                             31,582
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.8%
--------------------------------------------------------------------------------
          344,359  General Electric Co.                                  12,814
--------------------------------------------------------------------------------
          783,943  Tyco International Ltd.                               23,831
--------------------------------------------------------------------------------
                                                                         36,645
--------------------------------------------------------------------------------
INSURANCE -- 4.3%
--------------------------------------------------------------------------------
        1,285,193  Ace, Ltd.                                             77,845
--------------------------------------------------------------------------------
          133,216  American Financial Group, Inc.                         4,784
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          150,214  American International Group,
                   Inc.                                              $   10,764
--------------------------------------------------------------------------------
          382,337  Arch Capital Group Ltd.(2)                            25,850
--------------------------------------------------------------------------------
          216,846  Aspen Insurance Holdings Ltd.(1)                       5,716
--------------------------------------------------------------------------------
          438,402  Axis Capital Holdings Limited                         14,629
--------------------------------------------------------------------------------
          304,421  Chubb Corp.                                           16,107
--------------------------------------------------------------------------------
        1,024,961  Endurance Specialty Holdings
                   Ltd.                                                  37,493
--------------------------------------------------------------------------------
          142,776  PartnerRe Ltd.                                        10,141
--------------------------------------------------------------------------------
            8,494  Zenith National Insurance Corp.                          398
--------------------------------------------------------------------------------
                                                                        203,727
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.5%
--------------------------------------------------------------------------------
        1,159,392  Expedia Inc.(1)(2)                                    24,324
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.1%
--------------------------------------------------------------------------------
        3,743,913  EarthLink Inc.(1)(2)                                  26,582
--------------------------------------------------------------------------------
          502,197  RealNetworks Inc.(1)(2)                                5,494
--------------------------------------------------------------------------------
        1,549,639  United Online, Inc.(1)                                20,579
--------------------------------------------------------------------------------
                                                                         52,655
--------------------------------------------------------------------------------
IT SERVICES -- 6.5%
--------------------------------------------------------------------------------
        1,145,620  Accenture Ltd. Cl A                                   42,308
--------------------------------------------------------------------------------
          676,864  Acxiom Corp.                                          17,362
--------------------------------------------------------------------------------
          464,541  Computer Sciences Corp.(2)                            24,793
--------------------------------------------------------------------------------
        2,332,207  International Business Machines
                   Corp.                                                226,573
--------------------------------------------------------------------------------
                                                                        311,036
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
           88,225  Eastman Kodak Co.(1)                                   2,276
--------------------------------------------------------------------------------
          257,475  Hasbro, Inc.                                           7,016
--------------------------------------------------------------------------------
          791,104  Mattel, Inc.                                          17,927
--------------------------------------------------------------------------------
                                                                         27,219
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
--------------------------------------------------------------------------------
        1,201,493  Applera Corporation - Applied
                   Biosystems Group                                      44,083
--------------------------------------------------------------------------------
MACHINERY -- 1.8%
--------------------------------------------------------------------------------
          731,092  Cummins Inc.(1)                                       86,400
--------------------------------------------------------------------------------
MEDIA -- 1.0%
--------------------------------------------------------------------------------
          659,113  CBS Corp. Cl B                                        20,551
--------------------------------------------------------------------------------
          118,253  Idearc Inc.(2)                                         3,388
--------------------------------------------------------------------------------
           35,560  Liberty Media Corp. - Capital,
                   Series A(2)                                            3,484
--------------------------------------------------------------------------------
          198,772  Regal Entertainment Group(1)                           4,238
--------------------------------------------------------------------------------
          475,024  Walt Disney Co. (The)                                 16,279
--------------------------------------------------------------------------------
                                                                         47,940
--------------------------------------------------------------------------------
METALS & MINING -- 2.6%
--------------------------------------------------------------------------------
          354,617  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B(1)                                    19,763
--------------------------------------------------------------------------------
          154,567  IPSCO Inc.(1)                                         14,509
--------------------------------------------------------------------------------
          106,586  Nucor Corp.                                            5,826
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

Income & Growth - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          361,853  Phelps Dodge Corp.                                $   43,321
--------------------------------------------------------------------------------
          182,910  Quanex Corporation(1)                                  6,327
--------------------------------------------------------------------------------
          543,154  Steel Dynamics Inc.                                   17,625
--------------------------------------------------------------------------------
          217,404  United States Steel Corp.                             15,901
--------------------------------------------------------------------------------
                                                                        123,272
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
--------------------------------------------------------------------------------
          133,279  PG&E Corp.(1)                                          6,308
--------------------------------------------------------------------------------
          446,450  Vectren Corp.(1)                                      12,626
--------------------------------------------------------------------------------
                                                                         18,934
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.7%
--------------------------------------------------------------------------------
          430,790  Big Lots Inc.(2)                                       9,874
--------------------------------------------------------------------------------
          590,435  Federated Department Stores,
                   Inc.                                                  22,513
--------------------------------------------------------------------------------
                                                                         32,387
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 12.9%
--------------------------------------------------------------------------------
        1,650,784  Chevron Corp.                                        121,382
--------------------------------------------------------------------------------
        1,256,657  ConocoPhillips                                        90,416
--------------------------------------------------------------------------------
          194,250  EnCana Corp.                                           8,926
--------------------------------------------------------------------------------
        3,349,204  Exxon Mobil Corp.                                    256,649
--------------------------------------------------------------------------------
          638,270  Marathon Oil Corp.                                    59,040
--------------------------------------------------------------------------------
          670,574  Occidental Petroleum Corp.                            32,744
--------------------------------------------------------------------------------
          253,280  Sunoco, Inc.                                          15,795
--------------------------------------------------------------------------------
          224,492  Tesoro Corporation                                    14,765
--------------------------------------------------------------------------------
          400,035  Valero Energy Corp.                                   20,466
--------------------------------------------------------------------------------
                                                                        620,183
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.1%
--------------------------------------------------------------------------------
        1,710,229  Biovail Corp.                                         36,188
--------------------------------------------------------------------------------
        1,040,732  Johnson & Johnson                                     68,709
--------------------------------------------------------------------------------
        1,142,347  King Pharmaceuticals, Inc.(2)                         18,186
--------------------------------------------------------------------------------
        2,111,017  Merck & Co., Inc.                                     92,041
--------------------------------------------------------------------------------
        4,478,818  Pfizer Inc.                                          116,002
--------------------------------------------------------------------------------
          464,167  ViroPharma Inc.(1)(2)                                  6,795
--------------------------------------------------------------------------------
                                                                        337,921
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
--------------------------------------------------------------------------------
          928,015  CBL & Associates Properties,
                   Inc.(1)                                               40,229
--------------------------------------------------------------------------------
           24,556  Hospitality Properties Trust                           1,167
--------------------------------------------------------------------------------
          907,692  iStar Financial Inc.                                  43,407
--------------------------------------------------------------------------------
           25,682  Thornburg Mortgage Inc.(1)                               645
--------------------------------------------------------------------------------
                                                                         85,448
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.9%
--------------------------------------------------------------------------------
          179,715  Burlington Northern Santa Fe
                   Corp.                                                 13,265
--------------------------------------------------------------------------------
          191,870  CSX Corporation                                        6,606
--------------------------------------------------------------------------------
          190,600  Norfolk Southern Corp.                                 9,585
--------------------------------------------------------------------------------
          121,886  Union Pacific Corp.                                   11,216
--------------------------------------------------------------------------------
                                                                         40,672
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
        1,018,996  Amkor Technology Inc.(1)(2)                       $    9,517
--------------------------------------------------------------------------------
           84,511  Intel Corp.                                            1,711
--------------------------------------------------------------------------------
          178,637  Lam Research Corp.(2)                                  9,043
--------------------------------------------------------------------------------
           17,616  Micron Technology, Inc.(2)                               246
--------------------------------------------------------------------------------
          313,799  National Semiconductor Corp.                           7,123
--------------------------------------------------------------------------------
          813,943  OmniVision Technologies, Inc.(1)(2)                   11,111
--------------------------------------------------------------------------------
           16,851  Texas Instruments Inc.                                   485
--------------------------------------------------------------------------------
                                                                         39,236
--------------------------------------------------------------------------------
SOFTWARE -- 1.9%
--------------------------------------------------------------------------------
           30,415  BMC Software Inc.(2)                                     979
--------------------------------------------------------------------------------
        2,769,407  Microsoft Corporation                                 82,694
--------------------------------------------------------------------------------
          185,490  Sybase, Inc.(1)(2)                                     4,582
--------------------------------------------------------------------------------
                                                                         88,255
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.4%
--------------------------------------------------------------------------------
          584,467  AutoNation, Inc.(2)                                   12,461
--------------------------------------------------------------------------------
          642,000  Barnes & Noble Inc.                                   25,494
--------------------------------------------------------------------------------
          568,689  Group 1 Automotive, Inc.(1)                           29,412
--------------------------------------------------------------------------------
                                                                         67,367
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
          138,238  Brown Shoe Company, Inc.                               6,599
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.7%
--------------------------------------------------------------------------------
          765,386  Corus Bankshares Inc.(1)                              17,657
--------------------------------------------------------------------------------
          794,020  Countrywide Financial
                   Corporation(1)                                        33,706
--------------------------------------------------------------------------------
           33,186  FirstFed Financial Corp.(1)(2)                         2,222
--------------------------------------------------------------------------------
        1,154,134  IndyMac Bancorp, Inc.(1)                              52,121
--------------------------------------------------------------------------------
        2,628,654  Washington Mutual, Inc.                              119,578
--------------------------------------------------------------------------------
                                                                        225,284
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           93,223  Altria Group Inc.                                      8,000
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
--------------------------------------------------------------------------------
        1,941,921  Sprint Nextel Corp.                                   36,683
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,749,244)                                                     4,741,142
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.3%

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 7.25% - 8.875%,
5/15/16 - 2/15/20, valued at $63,302), in a
joint trading account at 4.85%, dated 12/29/06,
due 1/2/07 (Delivery value $62,033)
(Cost $62,000)                                                           62,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
23

Income & Growth - Schedule of Investments

DECEMBER 31, 2006

                                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 6.7%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.26%, dated
12/26/06, due 1/2/07 (Delivery value $100,102)                       $  100,000
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 12/29/06, due
1/2/07 (Delivery value $17,877)                                          17,867
--------------------------------------------------------------------------------
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%, dated
12/29/06, due 1/2/07 (Delivery value $90,052)                            90,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.10%, dated 12/29/06, due
1/2/07 (Delivery value $34,839)                                          34,819
--------------------------------------------------------------------------------

                                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.15%, dated 12/29/06, due
1/2/07 (Delivery value $75,043)                                      $   75,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $317,686)                                                         317,686
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.4%
(Cost $4,128,930)                                                     5,120,828
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (7.4)%                                 (351,716)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $4,769,112
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Security, or a portion thereof, was on loan as of December 31, 2006.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
24

Small Company - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                              1 YEAR        5 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                 6.15%        16.54%        12.43%        7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(1)     15.12%        12.49%        11.12%          --
--------------------------------------------------------------------------------
Institutional Class            6.44%        16.77%        15.50%        10/1/99
--------------------------------------------------------------------------------
Advisor Class                  6.02%        16.27%        12.34%        9/7/00
--------------------------------------------------------------------------------
R Class                        5.70%           --         17.33%        8/29/03
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
25

Small Company - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
-----------------------------------------------------------------------------------------------
                  1998*    1999     2000     2001     2002     2003     2004     2005     2006
-----------------------------------------------------------------------------------------------
Investor Class    0.40%    9.76%    8.90%    3.99%   -4.00%   53.57%   28.28%    7.13%    6.15%
-----------------------------------------------------------------------------------------------
S&P SmallCap
600 Index         0.71%   12.40%   11.80%    6.54%  -14.63%   38.79%   22.65%    7.68%   15.12%
-----------------------------------------------------------------------------------------------
*From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
26

Small Company - Portfolio Commentary

PORTFOLIO MANAGERS: MATTI VON TURK, BILL MARTIN, TOM VAIANA, AND BRIAN ERTLEY

PERFORMANCE SUMMARY

Small Company returned 6.15%* in 2006, compared with the 15.12% return of its benchmark, the S&P SmallCap 600 Index.

2006 was a challenging year for the fund, which underperformed its benchmark by a substantial margin. Based on our research, we found that the fund has historically lagged at economic inflection points, where the economy is reaching a peak or trough. For example, Small Company underperformed in early 2001, when the economy slid into recession after the technology bubble burst.

We believe such an inflection point also occurred in 2006 as U.S. economic growth peaked and began to downshift. In this environment, there can be a temporary disconnect between what our multi-factor model looks for and what the market is rewarding, leading to a period of underperformance.

Despite the challenges of the past year, the portfolio's longer-term returns remain strong; Small Company outperformed its benchmark over the past five years and since its inception in 1998 (see page 25).

TECHNOLOGY DETRACTED MOST

One of the key principles of our investment strategy is an emphasis on individual stock selection over sector weightings. Not surprisingly, stock selection was the main reason for the portfolio's underperformance versus the
S&P SmallCap 600. Stock choices were most problematic in the information technology sector, especially among electronic equipment manufacturers, internet services providers, and software companies.

Internet services provider Earthlink was the most significant detractor, falling
36% as the company's transition from dial-up services to broadband and wireless hurt earnings. Intergraph, which makes information management software, fell sharply in the first half of the year after issuing a disappointing earnings outlook. We sold the stock around mid-year, and it subsequently rebounded when the company was bought by a private equity firm.

Electronic manufacturing services company Plexus and electronic parts distributor Arrow Electronics, both of which lowered earnings guidance at different points during the year, also had a significant negative impact on relative performance.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Energen Corp.                               1.6%                  1.4%
--------------------------------------------------------------------------------
Cummins Inc.                                1.6%                  1.5%
--------------------------------------------------------------------------------
WellCare Health
Plans Inc.                                  1.5%                  1.0%
--------------------------------------------------------------------------------
Frontier Oil Corp.                          1.5%                  1.9%
--------------------------------------------------------------------------------
Loews Corp. -
Carolina Group                              1.4%                  1.2%
--------------------------------------------------------------------------------
McDermott
International, Inc.                         1.4%                  1.1%
--------------------------------------------------------------------------------
AMERIGROUP
Corporation                                 1.4%                   --
--------------------------------------------------------------------------------
Steel Dynamics Inc.                         1.3%                  1.2%
--------------------------------------------------------------------------------
John H. Harland
Company                                     1.3%                  1.0%
--------------------------------------------------------------------------------
West Pharmaceutical
Services Inc.                               1.3%                  0.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
27

Small Company - Portfolio Commentary

INDUSTRIALS WERE BEST AND WORST

Overall, Small Company's holdings in the industrial sector detracted from performance compared with the benchmark index. Stock selection fared the worst in the machinery and aerospace & defense industries. Most notably, our lack of exposure to construction machinery manufacturers Manitowoc and JLG Industries late in the year caused the fund to miss out on strong rallies in both stocks.

However, the fund's top two contributors to relative results also came from the industrial sector. McDermott International, which provides engineering services for offshore energy platforms and pipelines, gained 71% in 2006 as drilling activity increased sharply. A recent addition to the portfolio, real estate development company AMREP, soared late in the year as profits tripled.

STOCK PICKS PAID OFF IN UTILITIES

The only sector in the portfolio where stock selection added value was utilities, although an underweight in this segment offset the positive impact of security selection. The best contributor in this sector of the portfolio was natural gas utility Energen, which was the largest holding in the portfolio as of December 31, 2006. The Alabama-based utility reported stronger-than-expected earnings thanks to increased production and higher natural gas prices.

Other top individual contributors within the portfolio included two top-10 holdings--health care services provider WellCare, which enjoyed a surge in membership numbers, and energy refiner Frontier Oil, which benefited from expanding refining margins.

STARTING POINT FOR THE NEXT REPORT PERIOD

The stock market ended 2006 with a four-year winning streak, but 2007 promised to bring some challenges for the market. A continued slowdown in the economy appeared likely after several years of expansion, and corporate earnings growth was expected to decelerate.

The fund's recent performance has been disappointing, but our disciplined, balanced investment approach has produced favorable results over the long term.
Although past performance is no guarantee of future results, we are optimistic about the fund's prospects going forward.

SMALL COMPANY'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                % OF S&P
                                         PORTFOLIO'S          SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Cummins Inc.                               1.62%                   --
--------------------------------------------------------------------------------
WellCare Health
Plans Inc.                                 1.51%                   --
--------------------------------------------------------------------------------
Loews Corp. -
Carolina Group                             1.39%                   --
--------------------------------------------------------------------------------
McDermott
International, Inc.                        1.38%                   --
--------------------------------------------------------------------------------
Steel Dynamics Inc.                        1.32%                   --
--------------------------------------------------------------------------------

SMALL COMPANY'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                % OF S&P
                                         PORTFOLIO'S          SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                    --                   0.63%
--------------------------------------------------------------------------------
Global Payments Inc.                         --                   0.54%
--------------------------------------------------------------------------------
Veritas DGC Inc.                             --                   0.53%
--------------------------------------------------------------------------------
NVR, Inc.                                    --                   0.52%
--------------------------------------------------------------------------------
Cimarex Energy Co.                           --                   0.52%
--------------------------------------------------------------------------------

------
28

Small Company - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
          283,729  Teledyne Technologies Inc.(1)(2)                  $   11,386
--------------------------------------------------------------------------------
          108,412  United Industrial Corp.(2)                             5,502
--------------------------------------------------------------------------------
                                                                         16,888
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
           83,892  EGL Inc.(1)                                            2,498
--------------------------------------------------------------------------------
           80,465  Forward Air Corp.                                      2,328
--------------------------------------------------------------------------------
           83,000  Hub Group Inc. Cl A(1)(2)                              2,287
--------------------------------------------------------------------------------
                                                                          7,113
--------------------------------------------------------------------------------
AIRLINES -- 0.4%
--------------------------------------------------------------------------------
          108,965  Frontier Airlines Holdings, Inc.(1)(2)                   806
--------------------------------------------------------------------------------
           95,936  Mesa Air Group, Inc.(1)(2)                               822
--------------------------------------------------------------------------------
          185,781  SkyWest, Inc.(2)                                       4,740
--------------------------------------------------------------------------------
                                                                          6,368
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.1%
--------------------------------------------------------------------------------
          973,348  ArvinMeritor Inc.(2)                                  17,744
--------------------------------------------------------------------------------
           68,048  Shiloh Industries Inc.(1)(2)                           1,290
--------------------------------------------------------------------------------
                                                                         19,034
--------------------------------------------------------------------------------
BEVERAGES(3)
--------------------------------------------------------------------------------
            5,152  Coca-Cola Bottling Co.
                   Consolidated(2)                                          353
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.4%
--------------------------------------------------------------------------------
            6,860  Cephalon, Inc.(1)(2)                                     483
--------------------------------------------------------------------------------
          126,712  Enzon Pharmaceuticals, Inc.(1)(2)                      1,078
--------------------------------------------------------------------------------
           17,658  ICOS Corp.(1)                                            597
--------------------------------------------------------------------------------
          585,711  ImClone Systems Inc.(1)(2)                            15,674
--------------------------------------------------------------------------------
          425,069  Savient Pharmaceuticals Inc.(1)                        4,765
--------------------------------------------------------------------------------
                                                                         22,597
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
          274,222  American Woodmark Corp.(2)                            11,477
--------------------------------------------------------------------------------
          194,710  PW Eagle, Inc.(2)                                      6,717
--------------------------------------------------------------------------------
                                                                         18,194
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.7%
--------------------------------------------------------------------------------
           44,261  Calamos Asset Management,
                   Inc. Cl A                                              1,188
--------------------------------------------------------------------------------
          279,874  SWS Group Inc.(2)                                      9,991
--------------------------------------------------------------------------------
                                                                         11,179
--------------------------------------------------------------------------------
CHEMICALS -- 3.6%
--------------------------------------------------------------------------------
          704,094  Celanese Corp., Series A                              18,222
--------------------------------------------------------------------------------
           97,295  Georgia Gulf Corporation                               1,879
--------------------------------------------------------------------------------
           87,450  H.B. Fuller Company                                    2,258
--------------------------------------------------------------------------------
          408,801  OM Group, Inc.(1)                                     18,510
--------------------------------------------------------------------------------
          115,490  Pioneer Companies Inc.(1)(2)                           3,310
--------------------------------------------------------------------------------
          196,631  Sensient Technologies Corp.(2)                         4,837
--------------------------------------------------------------------------------
           68,107  Spartech Corp.(2)                                      1,786
--------------------------------------------------------------------------------
          295,744  Westlake Chemical Corp.(2)                             9,280
--------------------------------------------------------------------------------
                                                                         60,082
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.7%
--------------------------------------------------------------------------------
           56,136  Bancfirst Corp.(2)                                $    3,031
--------------------------------------------------------------------------------
          301,529  Bank of Hawaii Corporation                            16,268
--------------------------------------------------------------------------------
           63,776  Center Financial Corp.(2)                              1,529
--------------------------------------------------------------------------------
           76,311  City Holding Company(2)                                3,120
--------------------------------------------------------------------------------
          156,395  City National Corp.                                   11,136
--------------------------------------------------------------------------------
           97,712  Commerce Bancshares, Inc.(2)                           4,731
--------------------------------------------------------------------------------
           11,948  Community Trust Bancorp Inc.(2)                          496
--------------------------------------------------------------------------------
           61,142  Cullen/Frost Bankers, Inc.                             3,413
--------------------------------------------------------------------------------
           49,045  Financial Institutions, Inc.(2)                        1,130
--------------------------------------------------------------------------------
           15,182  First Citizens BancShares, Inc.                        3,076
--------------------------------------------------------------------------------
           48,282  First Regional Bancorp(1)(2)                           1,646
--------------------------------------------------------------------------------
           20,033  Integra Bank Corp.(2)                                    551
--------------------------------------------------------------------------------
           70,169  Intervest Bancshares Corp.(1)(2)                       2,415
--------------------------------------------------------------------------------
          110,781  Pacific Capital Bancorp(2)                             3,720
--------------------------------------------------------------------------------
           12,817  Preferred Bank                                           770
--------------------------------------------------------------------------------
            4,333  Taylor Capital Group Inc.                                159
--------------------------------------------------------------------------------
           57,721  Trustmark Corp.(2)                                     1,888
--------------------------------------------------------------------------------
           56,144  Whitney Holding Corp.(2)                               1,831
--------------------------------------------------------------------------------
                                                                         60,910
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 6.4%
--------------------------------------------------------------------------------
          134,920  AMREP Corp.(2)                                        16,528
--------------------------------------------------------------------------------
           41,184  Clean Harbors Inc.(1)(2)                               1,994
--------------------------------------------------------------------------------
           22,410  CompX International Inc.(2)                              452
--------------------------------------------------------------------------------
           11,555  COMSYS IT Partners Inc.(1)(2)                            234
--------------------------------------------------------------------------------
          194,289  Consolidated Graphics Inc.(1)                         11,477
--------------------------------------------------------------------------------
          423,955  Covanta Holding Corp.(1)                               9,344
--------------------------------------------------------------------------------
           10,873  Dun & Bradstreet Corp.(1)                                900
--------------------------------------------------------------------------------
          422,132  John H. Harland Company                               21,190
--------------------------------------------------------------------------------
          179,074  M&F Worldwide Corp.(1)                                 4,523
--------------------------------------------------------------------------------
           44,422  Standard Parking Corp.(1)(2)                           1,706
--------------------------------------------------------------------------------
          158,107  Viad Corp.                                             6,419
--------------------------------------------------------------------------------
          399,217  Volt Information Sciences Inc.(1)(2)                  20,044
--------------------------------------------------------------------------------
          281,503  Watson Wyatt Worldwide Inc.(2)                        12,710
--------------------------------------------------------------------------------
                                                                        107,521
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
          517,207  Interdigital Communications
                   Corp.(1)(2)                                           17,352
--------------------------------------------------------------------------------
           45,069  Westell Technologies Inc.(1)                             113
--------------------------------------------------------------------------------
                                                                         17,465
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.6%
--------------------------------------------------------------------------------
          688,641  Brocade Communications
                   System(1)                                              5,654
--------------------------------------------------------------------------------
          196,551  Cray Inc.(1)(2)                                        2,335
--------------------------------------------------------------------------------
           16,428  Datalink Corp.(1)(2)                                     124
--------------------------------------------------------------------------------
           32,032  Imation Corporation                                    1,487
--------------------------------------------------------------------------------
                                                                          9,600
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 2.5%
--------------------------------------------------------------------------------
          615,987  Chicago Bridge & Iron Company
                   New York Shares                                       16,841
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
29

Small Company - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          356,558  EMCOR Group Inc.(1)                               $   20,271
--------------------------------------------------------------------------------
            7,932  Foster Wheeler Ltd.(1)                                   437
--------------------------------------------------------------------------------
           70,192  Granite Construction Inc.                              3,532
--------------------------------------------------------------------------------
                                                                         41,081
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.5%
--------------------------------------------------------------------------------
          471,953  Rewards Network Inc.(1)(2)                             3,280
--------------------------------------------------------------------------------
           91,315  World Acceptance Corp.(1)(2)                           4,287
--------------------------------------------------------------------------------
                                                                          7,567
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING(3)
--------------------------------------------------------------------------------
            1,839  Greif, Inc. Cl A                                         218
--------------------------------------------------------------------------------
           18,719  Rock-Tenn Co. Cl A                                       507
--------------------------------------------------------------------------------
                                                                            725
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.4%
--------------------------------------------------------------------------------
          263,798  Building Materials Holding Corp.(2)                    6,513
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
--------------------------------------------------------------------------------
          140,298  CPI Corp.                                              6,523
--------------------------------------------------------------------------------
          115,337  Vertrue Inc.(1)(2)                                     4,430
--------------------------------------------------------------------------------
                                                                         10,953
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
--------------------------------------------------------------------------------
           53,440  Arbinet-thexchange, Inc.(1)(2)                           293
--------------------------------------------------------------------------------
          176,518  CenturyTel Inc.                                        7,707
--------------------------------------------------------------------------------
          547,414  Cincinnati Bell Inc.(1)(2)                             2,502
--------------------------------------------------------------------------------
          440,551  CT Communications, Inc.(2)                            10,097
--------------------------------------------------------------------------------
                                                                         20,599
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
           25,217  Allete Inc.(2)                                         1,174
--------------------------------------------------------------------------------
          188,612  UniSource Energy Corp.                                 6,890
--------------------------------------------------------------------------------
                                                                          8,064
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
           29,985  AZZ Inc.(1)                                            1,535
--------------------------------------------------------------------------------
           47,231  General Cable Corp.(1)                                 2,064
--------------------------------------------------------------------------------
           17,778  Genlyte Group Inc.(1)                                  1,389
--------------------------------------------------------------------------------
          144,715  Lamson & Sessions Co. (The)(1)(2)                      3,511
--------------------------------------------------------------------------------
           67,598  Smith (A.O.) Corp.(2)                                  2,539
--------------------------------------------------------------------------------
                                                                         11,038
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
--------------------------------------------------------------------------------
          129,155  Agilysys Inc.(2)                                       2,162
--------------------------------------------------------------------------------
           82,661  AVX Corp.                                              1,223
--------------------------------------------------------------------------------
          144,762  Global Imaging Systems, Inc.(1)(2)                     3,178
--------------------------------------------------------------------------------
          217,474  Littelfuse, Inc.(1)                                    6,933
--------------------------------------------------------------------------------
           62,599  Merix Corp.(1)                                           582
--------------------------------------------------------------------------------
          489,855  Pemstar Inc.(1)(2)                                     1,886
--------------------------------------------------------------------------------
          338,016  Planar Systems Inc.(1)(2)                              3,269
--------------------------------------------------------------------------------
          108,346  SYNNEX Corp.(1)(2)                                     2,377
--------------------------------------------------------------------------------
          417,774  Tech Data Corp.(1)                                    15,820
--------------------------------------------------------------------------------
          167,169  Tessco Technologies Inc.(1)                            3,587
--------------------------------------------------------------------------------
          263,071  TTM Technologies, Inc.(1)(2)                           2,981
--------------------------------------------------------------------------------
                                                                         43,998
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.8%
--------------------------------------------------------------------------------
           64,100  Bristow Group Inc.(1)(2)                          $    2,313
--------------------------------------------------------------------------------
        2,523,331  Grey Wolf Inc.(1)(2)                                  17,311
--------------------------------------------------------------------------------
          174,890  Input/Output Inc.(1)(2)                                2,384
--------------------------------------------------------------------------------
          107,670  Matrix Service Co.(1)(2)                               1,733
--------------------------------------------------------------------------------
           69,602  SEACOR Holdings Inc.(1)(2)                             6,900
--------------------------------------------------------------------------------
        2,020,419  Seitel Inc.(1)                                         7,223
--------------------------------------------------------------------------------
          220,333  Trico Marine Services Inc.(1)(2)                       8,441
--------------------------------------------------------------------------------
                                                                         46,305
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
          137,626  Pantry Inc. (The)(1)(2)                                6,446
--------------------------------------------------------------------------------
          253,737  Spartan Stores, Inc.(2)                                5,311
--------------------------------------------------------------------------------
                                                                         11,757
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
          199,049  Corn Products International Inc.                       6,875
--------------------------------------------------------------------------------
          103,193  Delta and Pine Land Company                            4,174
--------------------------------------------------------------------------------
            7,671  Seaboard Corp.(2)                                     13,540
--------------------------------------------------------------------------------
                                                                         24,589
--------------------------------------------------------------------------------
GAS UTILITIES -- 2.8%
--------------------------------------------------------------------------------
          577,493  Energen Corp.                                         27,108
--------------------------------------------------------------------------------
           26,685  New Jersey Resources Corp.(2)                          1,296
--------------------------------------------------------------------------------
           26,350  NICOR Inc.(2)                                          1,233
--------------------------------------------------------------------------------
          599,317  UGI Corp.                                             16,349
--------------------------------------------------------------------------------
                                                                         45,986
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.8%
--------------------------------------------------------------------------------
           29,010  Cantel Medical Corp.(1)(2)                               470
--------------------------------------------------------------------------------
           12,991  Cholestech Corp.(1)                                      239
--------------------------------------------------------------------------------
          371,715  Dade Behring Holdings Inc.                            14,798
--------------------------------------------------------------------------------
           64,454  Edwards Lifesciences
                   Corporation(1)(2)                                      3,032
--------------------------------------------------------------------------------
           91,733  HealthTronics Inc.(1)(2)                                 611
--------------------------------------------------------------------------------
           38,610  Hillenbrand Industries, Inc.                           2,198
--------------------------------------------------------------------------------
          100,306  Idexx Laboratories, Inc.(1)                            7,954
--------------------------------------------------------------------------------
           16,406  Kinetic Concepts Inc.(1)(2)                              649
--------------------------------------------------------------------------------
          232,054  Mettler-Toledo International, Inc.(1)                 18,297
--------------------------------------------------------------------------------
          175,447  Nutraceutical International Corp.(1)                   2,686
--------------------------------------------------------------------------------
          413,401  West Pharmaceutical Services
                   Inc.(2)                                               21,178
--------------------------------------------------------------------------------
          150,073  Zoll Medical Corp.(1)(2)                               8,740
--------------------------------------------------------------------------------
                                                                         80,852
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
--------------------------------------------------------------------------------
           18,834  Advocat Inc.(1)                                          303
--------------------------------------------------------------------------------
          190,378  Alliance Imaging Inc.(1)(2)                            1,266
--------------------------------------------------------------------------------
          637,874  AMERIGROUP Corporation(1)                             22,893
--------------------------------------------------------------------------------
          229,884  Apria Healthcare Group Inc.(1)(2)                      6,126
--------------------------------------------------------------------------------
          343,387  Molina Healthcare Inc.(1)                             11,164
--------------------------------------------------------------------------------
          262,662  PSS World Medical Inc.(1)(2)                           5,130
--------------------------------------------------------------------------------
          362,094  WellCare Health Plans Inc.(1)(2)                      24,948
--------------------------------------------------------------------------------
                                                                         71,830
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
30

Small Company - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
--------------------------------------------------------------------------------
           55,722  AFC Enterprises, Inc.(1)(2)                       $      985
--------------------------------------------------------------------------------
           22,146  Buffalo Wild Wings Inc.(1)                             1,178
--------------------------------------------------------------------------------
          117,893  Domino's Pizza Inc.                                    3,301
--------------------------------------------------------------------------------
        1,039,918  Interstate Hotels & Resorts,
                   Inc.(1)(2)                                             7,758
--------------------------------------------------------------------------------
          180,661  Jack in the Box Inc.(1)                               11,028
--------------------------------------------------------------------------------
          589,962  Papa John's International Inc.(1)(2)                  17,114
--------------------------------------------------------------------------------
                                                                         41,364
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
            8,955  Avatar Holdings Inc.(1)(2)                               724
--------------------------------------------------------------------------------
          441,796  Blyth Inc.(2)                                          9,168
--------------------------------------------------------------------------------
           38,304  Helen of Troy Ltd.(1)                                    929
--------------------------------------------------------------------------------
          108,356  Snap-on Incorporated                                   5,162
--------------------------------------------------------------------------------
                                                                         15,983
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.4%
--------------------------------------------------------------------------------
          450,903  McDermott International, Inc.(1)                      22,933
--------------------------------------------------------------------------------
          261,781  Teleflex Inc.                                         16,901
--------------------------------------------------------------------------------
                                                                         39,834
--------------------------------------------------------------------------------
INSURANCE -- 4.4%
--------------------------------------------------------------------------------
          327,169  American Financial Group, Inc.(2)                     11,749
--------------------------------------------------------------------------------
           28,627  American Safety Insurance
                   Holdings Ltd.(1)(2)                                      531
--------------------------------------------------------------------------------
           58,489  Argonaut Group Inc.(1)(2)                              2,039
--------------------------------------------------------------------------------
          128,942  Aspen Insurance Holdings Ltd.(2)                       3,399
--------------------------------------------------------------------------------
          443,697  Endurance Specialty Holdings Ltd.                     16,230
--------------------------------------------------------------------------------
           24,921  FPIC Insurance Group Inc.(1)(2)                          971
--------------------------------------------------------------------------------
          407,400  HCC Insurance Holdings, Inc.(2)                       13,073
--------------------------------------------------------------------------------
           25,511  James River Group Inc.(1)(2)                             825
--------------------------------------------------------------------------------
           15,621  Navigators Group Inc.(1)                                 753
--------------------------------------------------------------------------------
          144,923  Philadelphia Consolidated
                   Holding Co.(1)                                         6,458
--------------------------------------------------------------------------------
          127,757  Protective Life Corporation                            6,068
--------------------------------------------------------------------------------
          117,983  Safety Insurance Group, Inc.(2)                        5,983
--------------------------------------------------------------------------------
           75,174  Selective Insurance Group(2)                           4,307
--------------------------------------------------------------------------------
                                                                         72,386
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.7%
--------------------------------------------------------------------------------
           32,035  FTD Group, Inc.(1)(2)                                    573
--------------------------------------------------------------------------------
          247,491  Priceline.com Inc.(1)(2)                              10,793
--------------------------------------------------------------------------------
                                                                         11,366
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.3%
--------------------------------------------------------------------------------
           26,466  iBasis, Inc.(1)                                          224
--------------------------------------------------------------------------------
        1,512,043  RealNetworks Inc.(1)(2)                               16,542
--------------------------------------------------------------------------------
          291,909  TheStreet.com, Inc.(2)                                 2,598
--------------------------------------------------------------------------------
          176,358  United Online, Inc.(2)                                 2,342
--------------------------------------------------------------------------------
                                                                         21,706
--------------------------------------------------------------------------------
IT SERVICES -- 2.5%
--------------------------------------------------------------------------------
          741,345  Acxiom Corp.                                          19,015
--------------------------------------------------------------------------------
          533,864  Convergys Corp.(1)                                    12,695
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          166,653  CSG Systems International Inc.(1)                 $    4,455
--------------------------------------------------------------------------------
          262,969  SYKES Enterprises Inc.(1)                              4,639
--------------------------------------------------------------------------------
                                                                         40,804
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          249,249  Jakks Pacific Inc.(1)(2)                               5,443
--------------------------------------------------------------------------------
           93,863  Steinway Musical Instruments(1)                        2,909
--------------------------------------------------------------------------------
                                                                          8,352
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.2%
--------------------------------------------------------------------------------
           89,401  Bruker BioSciences Corp.(1)(2)                           671
--------------------------------------------------------------------------------
           34,248  Techne Corp.(1)                                        1,899
--------------------------------------------------------------------------------
                                                                          2,570
--------------------------------------------------------------------------------
MACHINERY -- 2.7%
--------------------------------------------------------------------------------
          205,761  Accuride Corp.(1)                                      2,317
--------------------------------------------------------------------------------
          164,463  Crane Co.                                              6,026
--------------------------------------------------------------------------------
          227,376  Cummins Inc.                                          26,872
--------------------------------------------------------------------------------
          340,208  Flow International Corp.(1)                            3,749
--------------------------------------------------------------------------------
           93,710  Gardner Denver Inc.(1)                                 3,496
--------------------------------------------------------------------------------
           13,220  Middleby Corp. (The)(1)(2)                             1,384
--------------------------------------------------------------------------------
           27,197  RBC Bearings Inc.(1)(2)                                  779
--------------------------------------------------------------------------------
           16,101  Robbins & Myers Inc.                                     739
--------------------------------------------------------------------------------
                                                                         45,362
--------------------------------------------------------------------------------
MARINE -- 0.3%
--------------------------------------------------------------------------------
          146,732  Kirby Corporation(1)                                   5,008
--------------------------------------------------------------------------------
MEDIA -- 1.2%
--------------------------------------------------------------------------------
           51,316  John Wiley & Sons Inc. Cl A                            1,974
--------------------------------------------------------------------------------
          173,898  Lodgenet Entertainment Corp.(1)                        4,353
--------------------------------------------------------------------------------
           57,612  Regal Entertainment Group(2)                           1,228
--------------------------------------------------------------------------------
          213,102  Sinclair Broadcast Group, Inc.
                   Cl A(2)                                                2,238
--------------------------------------------------------------------------------
          436,704  Warner Music Group Corp.                              10,022
--------------------------------------------------------------------------------
                                                                         19,815
--------------------------------------------------------------------------------
METALS & MINING -- 2.5%
--------------------------------------------------------------------------------
          170,661  Chaparral Steel Co.                                    7,555
--------------------------------------------------------------------------------
           21,614  Cleveland-Cliffs Inc.(2)                               1,047
--------------------------------------------------------------------------------
          131,325  Metal Management Inc.(2)                               4,971
--------------------------------------------------------------------------------
           40,557  Novamerican Steel Inc.(1)                              1,480
--------------------------------------------------------------------------------
          167,483  Olympic Steel Inc.(2)                                  3,723
--------------------------------------------------------------------------------
            8,737  Oregon Steel Mills, Inc.(1)                              545
--------------------------------------------------------------------------------
          672,712  Steel Dynamics Inc.                                   21,830
--------------------------------------------------------------------------------
                                                                         41,151
--------------------------------------------------------------------------------
MULTI-UTILITIES(3)
--------------------------------------------------------------------------------
            9,855  Vectren Corp.                                            279
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.8%
--------------------------------------------------------------------------------
          707,204  Big Lots Inc.(1)(2)                                   16,209
--------------------------------------------------------------------------------
          465,978  Dollar Tree Stores Inc.(1)                            14,026
--------------------------------------------------------------------------------
                                                                         30,235
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
31

Small Company - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.5%
--------------------------------------------------------------------------------
           12,362  Delek US Holdings Inc.(2)                         $      203
--------------------------------------------------------------------------------
          866,989  Frontier Oil Corp.                                    24,917
--------------------------------------------------------------------------------
        1,012,216  Harvest Natural Resources
                   Inc.(1)(2)                                            10,760
--------------------------------------------------------------------------------
           40,550  Holly Corp.                                            2,084
--------------------------------------------------------------------------------
           10,831  MarkWest Hydrocarbon, Inc.(2)                            526
--------------------------------------------------------------------------------
          201,638  Massey Energy Co.(2)                                   4,684
--------------------------------------------------------------------------------
          127,152  St. Mary Land & Exploration Co.(2)                     4,684
--------------------------------------------------------------------------------
           47,616  Swift Energy Co.(1)(2)                                 2,134
--------------------------------------------------------------------------------
          136,934  Tesoro Corporation                                     9,006
--------------------------------------------------------------------------------
                                                                         58,998
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS(3)
--------------------------------------------------------------------------------
           39,325  Buckeye Technologies Inc.(1)                             471
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
          389,363  NBTY Inc.(1)                                          16,185
--------------------------------------------------------------------------------
           89,385  USANA Health Sciences, Inc.(1)(2)                      4,618
--------------------------------------------------------------------------------
                                                                         20,803
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.3%
--------------------------------------------------------------------------------
           21,743  Axcan Pharma Inc.(1)(2)                                  310
--------------------------------------------------------------------------------
          222,725  Biovail Corp.                                          4,713
--------------------------------------------------------------------------------
          859,193  King Pharmaceuticals, Inc.(1)                         13,678
--------------------------------------------------------------------------------
          246,377  Pain Therapeutics, Inc.(1)(2)                          2,193
--------------------------------------------------------------------------------
                                                                         20,894
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.8%
--------------------------------------------------------------------------------
          141,254  Capital Trust Inc. Cl A(2)                             7,054
--------------------------------------------------------------------------------
          170,342  CBL & Associates Properties, Inc.                      7,384
--------------------------------------------------------------------------------
          197,954  Cousins Properties Inc.                                6,982
--------------------------------------------------------------------------------
           55,553  Equity Lifestyle Properties, Inc.                      3,024
--------------------------------------------------------------------------------
           54,182  Mission West Properties(2)                               710
--------------------------------------------------------------------------------
          945,804  NorthStar Realty Finance Corp.                        15,672
--------------------------------------------------------------------------------
           30,431  Saul Centers Inc.(2)                                   1,679
--------------------------------------------------------------------------------
          406,250  Taubman Centers Inc.(2)                               20,662
--------------------------------------------------------------------------------
                                                                         63,167
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.3%
--------------------------------------------------------------------------------
           66,280  Arkansas Best Corporation(2)                           2,386
--------------------------------------------------------------------------------
          164,000  Heartland Express, Inc.(2)                             2,463
--------------------------------------------------------------------------------
          216,688  Kansas City Southern Industries,
                   Inc.(1)(2)                                             6,280
--------------------------------------------------------------------------------
          152,071  Knight Transportation Inc.(2)                          2,593
--------------------------------------------------------------------------------
          155,575  Landstar System, Inc.                                  5,940
--------------------------------------------------------------------------------
           70,473  Old Dominion Freight Line(1)(2)                        1,696
--------------------------------------------------------------------------------
                                                                         21,358
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.5%
--------------------------------------------------------------------------------
          149,949  Advanced Energy Industries,
                   Inc.(1)(2)                                             2,830
--------------------------------------------------------------------------------
          774,406  Amkor Technology Inc.(1)(2)                            7,233
--------------------------------------------------------------------------------
          418,199  MKS Instruments, Inc.(1)(2)                            9,443
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

        2,581,672  ON Semiconductor Corp.(1)(2)                      $   19,543
--------------------------------------------------------------------------------
           18,015  Varian Semiconductor
                   Equipment Associates, Inc.(1)(2)                         820
--------------------------------------------------------------------------------
          165,571  Zoran Corp.(1)                                         2,414
--------------------------------------------------------------------------------
                                                                         42,283
--------------------------------------------------------------------------------
SOFTWARE -- 2.1%
--------------------------------------------------------------------------------
           74,417  Ansoft Corp.(1)(2)                                     2,069
--------------------------------------------------------------------------------
           40,957  Aspen Technology, Inc.(1)(2)                             451
--------------------------------------------------------------------------------
          148,791  Captaris, Inc.(1)(2)                                   1,156
--------------------------------------------------------------------------------
           43,815  DocuCorporation International
                   Inc.(1)                                                  446
--------------------------------------------------------------------------------
           30,694  Interactive Intelligence, Inc.(1)                        688
--------------------------------------------------------------------------------
           53,801  Mentor Graphics Corp.(1)(2)                              970
--------------------------------------------------------------------------------
          142,309  MicroStrategy Inc. Cl A(1)(2)                         16,225
--------------------------------------------------------------------------------
          553,683  Sybase, Inc.(1)(2)                                    13,676
--------------------------------------------------------------------------------
                                                                         35,681
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.4%
--------------------------------------------------------------------------------
          552,271  Dress Barn Inc.(1)(2)                                 12,884
--------------------------------------------------------------------------------
          147,685  DSW Inc. Cl A(1)(2)                                    5,696
--------------------------------------------------------------------------------
          402,779  Group 1 Automotive, Inc.                              20,832
--------------------------------------------------------------------------------
          552,624  Gymboree Corp.(1)                                     21,089
--------------------------------------------------------------------------------
          183,583  Mothers Work Inc.(1)                                   7,231
--------------------------------------------------------------------------------
          193,738  Payless ShoeSource, Inc.(1)                            6,358
--------------------------------------------------------------------------------
                                                                         74,090
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
--------------------------------------------------------------------------------
          244,958  Brown Shoe Company, Inc.                              11,694
--------------------------------------------------------------------------------
           16,764  Deckers Outdoor Corp.(1)(2)                            1,005
--------------------------------------------------------------------------------
          282,773  Kellwood Co.(2)                                        9,196
--------------------------------------------------------------------------------
          281,892  Maidenform Brands, Inc.(1)(2)                          5,108
--------------------------------------------------------------------------------
           63,878  Perry Ellis International, Inc.(1)(2)                  2,619
--------------------------------------------------------------------------------
                                                                         29,622
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.3%
--------------------------------------------------------------------------------
           60,371  BankUnited Financial Corp. Cl A(2)                     1,688
--------------------------------------------------------------------------------
           34,275  City Bank                                              1,227
--------------------------------------------------------------------------------
          793,476  Corus Bankshares Inc.(2)                              18,306
--------------------------------------------------------------------------------
           97,217  Delta Financial Corp.(2)                                 985
--------------------------------------------------------------------------------
           78,332  Downey Financial Corp.(2)                              5,685
--------------------------------------------------------------------------------
          253,474  FirstFed Financial Corp.(1)(2)                        16,975
--------------------------------------------------------------------------------
          238,869  IndyMac Bancorp, Inc.(2)                              10,787
--------------------------------------------------------------------------------
            6,646  ITLA Capital Corp.(2)                                    385
--------------------------------------------------------------------------------
        1,124,402  Ocwen Financial Corp.(1)(2)                           17,833
--------------------------------------------------------------------------------
                                                                         73,871
--------------------------------------------------------------------------------
TOBACCO -- 1.4%
--------------------------------------------------------------------------------
          355,329  Loews Corp. - Carolina Group                          22,997
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
           96,618  BlueLinx Holdings Inc.(2)                              1,005
--------------------------------------------------------------------------------
           56,814  WESCO International Inc.(1)                            3,341
--------------------------------------------------------------------------------
                                                                          4,346
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
32

Small Company - Schedule of Investments

DECEMBER 31, 2006

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          139,844  USA Mobility Inc.(2)                              $    3,128
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,401,021)                                                     1,657,085
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.625% - 7.875%, 2/15/21 -
2/15/25, valued at $7,543), in a joint trading
account at 4.80%, dated 12/29/06, due 1/2/07
(Delivery value $7,404)
(Cost $7,400)                                                             7,400
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) -- 15.8%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.26%, dated
12/26/06, due 1/2/07 (Delivery value $100,102)                          100,000
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 12/29/06, due
1/2/07 (Delivery value $25,015)                                          25,000
--------------------------------------------------------------------------------
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%, dated
12/29/06, due 1/2/07 (Delivery value $45,026)                            45,000
--------------------------------------------------------------------------------

                                 ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.10%, dated 12/29/06, due
1/2/07 (Delivery value $17,492)                                      $   17,482
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.15%, dated 12/29/06, due
1/2/07 (Delivery value $75,043)                                          75,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $262,482)                                                         262,482
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.8%
(Cost $1,670,903)                                                     1,926,967
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (15.8)%                                (263,291)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $1,663,676
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of December 31, 2006.

(3) Industry is less than 0.05% of total net assets.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
33

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
34

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -        EXPENSE
                        7/1/06         12/31/06         12/31/06        RATIO*
--------------------------------------------------------------------------------
DISCIPLINED GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,090.30         $5.37          1.02%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,092.10         $4.32          0.82%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,088.50         $6.69          1.27%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,087.70         $8.00          1.52%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.06         $5.19          1.02%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,021.07         $4.18          0.82%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,018.80         $6.46          1.27%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,017.54         $7.73          1.52%
--------------------------------------------------------------------------------
EQUITY GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,108.70         $3.56          0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,109.80         $2.50          0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,107.30         $4.89          0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,103.50         $8.85          1.67%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,105.70         $6.21          1.17%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.83         $3.41          0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,022.84         $2.40          0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.57         $4.69          0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.79         $8.49          1.67%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,019.31         $5.96          1.17%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
35

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -        EXPENSE
                        7/1/06         12/31/06         12/31/06        RATIO*
--------------------------------------------------------------------------------
INCOME & GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,139.60         $3.61          0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,140.70         $2.54          0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,138.20         $4.96          0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,133.80         $8.98          1.67%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,136.60         $6.30          1.17%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.83         $3.41          0.67%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,022.84         $2.40          0.47%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.57         $4.69          0.92%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.79         $8.49          1.67%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,019.31         $5.96          1.17%
--------------------------------------------------------------------------------
SMALL COMPANY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,026.10         $4.49          0.88%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,026.90         $3.47          0.68%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,025.00         $5.77          1.13%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,024.00         $7.04          1.38%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.77         $4.48          0.88%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,021.78         $3.47          0.68%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,019.51         $5.75          1.13%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,018.25         $7.02          1.38%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
36

Statement of Assets and Liabilities

DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------
                                       DISCIPLINED                       INCOME &
(AMOUNTS IN THOUSANDS)                   GROWTH      EQUITY GROWTH        GROWTH       SMALL COMPANY
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $20,308, $2,845,676,
$3,811,244, and $1,408,421,
respectively) -- including $2,287,
$165,390, $309,765 and $253,834 of
securities on loan, respectively         $22,289       $3,384,393       $4,803,142       $1,664,485
-----------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $2,359,
$170,000, $317,686 and $262,482,
respectively)                              2,359          170,000          317,686          262,482
----------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $22,667,
$3,015,676, $4,128,930 and
$1,670,903, respectively)                 24,648        3,554,393        5,120,828        1,926,967
-----------------------------------
Cash                                          --            1,870               --              567
-----------------------------------
Receivable for investments sold              435            2,380              920            1,220
-----------------------------------
Receivable for capital shares sold            --               37               --               --
-----------------------------------
Dividends and interest receivable             12            2,681            5,378            1,273
----------------------------------------------------------------------------------------------------
                                          25,095        3,561,361        5,127,126        1,930,027
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                       132               --           37,508               --
-----------------------------------
Payable for collateral received
for securities on loan                     2,359          170,000          317,686          262,482
-----------------------------------
Payable for investments purchased            655               --               --            2,623
-----------------------------------
Payable for capital
shares redeemed                               --               --               26               --
-----------------------------------
Accrued management fees                       18            1,744            2,494            1,094
-----------------------------------
Distribution fees payable                     --               94              150               76
-----------------------------------
Service fees (and distribution
fees -- R Class) payable                      --               90              150               76
----------------------------------------------------------------------------------------------------
                                           3,164          171,928          358,014          266,351
----------------------------------------------------------------------------------------------------
NET ASSETS                               $21,931       $3,389,433       $4,769,112       $1,663,676
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------
37

Statement of Assets and Liabilities

DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                  DISCIPLINED                       INCOME &
EXCEPT AS NOTED)                         GROWTH      EQUITY GROWTH        GROWTH       SMALL COMPANY
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                         $19,837       $2,814,326       $3,714,283       $1,412,486
-----------------------------------
Accumulated undistributed net
realized gain (loss) on investment
and foreign currency transactions            113           36,390           62,931           (4,874)
-----------------------------------
Net unrealized appreciation
on investments                             1,981          538,717          991,898          256,064
----------------------------------------------------------------------------------------------------
                                         $21,931       $3,389,433       $4,769,112       $1,663,676
====================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
----------------------------------------------------------------------------------------------------
Net assets                           $16,709,238   $2,488,266,717   $3,578,272,920     $924,133,021
-----------------------------------
Shares outstanding                     1,441,170       97,063,124      107,472,271       93,514,613
-----------------------------------
Net asset value per share                 $11.59           $25.64           $33.29            $9.88
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
----------------------------------------------------------------------------------------------------
Net assets                            $3,940,439     $472,198,547     $487,888,480     $383,412,280
-----------------------------------
Shares outstanding                       339,182       18,411,375       14,646,643       38,721,170
-----------------------------------
Net asset value per share                 $11.62           $25.65           $33.31            $9.90
----------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
----------------------------------------------------------------------------------------------------
Net assets                              $701,199     $417,950,227     $700,334,845     $355,777,889
-----------------------------------
Shares outstanding                        60,644       16,313,383       21,050,415       36,392,628
-----------------------------------
Net asset value per share                 $11.56           $25.62           $33.27            $9.78
----------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
----------------------------------------------------------------------------------------------------
Net assets                                   N/A      $10,275,917       $1,955,714              N/A
-----------------------------------
Shares outstanding                           N/A          402,750           58,820              N/A
-----------------------------------
Net asset value per share                    N/A           $25.51           $33.25              N/A
----------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
----------------------------------------------------------------------------------------------------
Net assets                              $580,116         $741,342         $659,593         $353,004
-----------------------------------
Shares outstanding                        50,304           28,914           19,806           36,097
-----------------------------------
Net asset value per share                 $11.53           $25.64           $33.30            $9.78
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
38

Statement of Operations

YEAR ENDED DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------
                                       DISCIPLINED                       INCOME &
(AMOUNTS IN THOUSANDS)                   GROWTH      EQUITY GROWTH        GROWTH       SMALL COMPANY
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
----------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Dividends (net of foreign taxes
withheld of $--, $25, $98 and $8,
respectively)                             $  115         $ 45,864         $114,810          $16,018
-----------------------------------
Interest                                       9              658              635              296
-----------------------------------
Securities lending                             2              310              748              514
----------------------------------------------------------------------------------------------------
                                             126           46,832          116,193           16,828
----------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                              154           18,079           28,623           14,059
-----------------------------------
Distribution fees:
-----------------------------------
  Advisor Class                                1              876            1,736              952
-----------------------------------
  C Class                                     --               54               15               --
-----------------------------------
Service fees:
-----------------------------------
  Advisor Class                                1              876            1,736              952
-----------------------------------
  C Class                                     --               18                5               --
-----------------------------------
Distribution and service
fees -- R Class                                3                1                3               19
-----------------------------------
Directors' fees and expenses                  --               83              137               54
-----------------------------------
Other expenses                                --               17               49               51
----------------------------------------------------------------------------------------------------
                                             159           20,004           32,304           16,087
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                 (33)          26,828           83,889              741
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                      153          149,366          286,941           84,095
-----------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                             1,563          220,465          371,373           11,870
----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)                     1,716          369,831          658,314           95,965
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $1,683         $396,659         $742,203          $96,706
====================================================================================================

See Notes to Financial Statements.

------
39

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                      DISCIPLINED GROWTH                 EQUITY GROWTH
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006           2005(1)          2006             2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income (loss)             $   (33)         $     5       $   26,828       $   19,750
-----------------------------------
Net realized gain (loss)                     153               71          149,366          131,653
-----------------------------------
Change in net unrealized
appreciation (depreciation)                1,563              418          220,465           (2,237)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations           1,683              494          396,659          149,166
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------------
  Investor Class                              --              (13)         (21,143)         (16,814)
-----------------------------------
  Institutional Class                         --               (1)          (4,414)          (1,728)
-----------------------------------
  Advisor Class                               --               (1)          (2,489)          (1,544)
-----------------------------------
  C Class                                     --               --               (1)              (4)
-----------------------------------
  R Class                                     --               --               (2)              --
-----------------------------------
From net realized gains:
-----------------------------------
  Investor Class                             (59)              --          (73,924)          (8,335)
-----------------------------------
  Institutional Class                         (3)              --          (13,750)            (716)
-----------------------------------
  Advisor Class                               (3)              --          (12,311)          (1,166)
-----------------------------------
  C Class                                     --               --             (300)             (18)
-----------------------------------
  R Class                                     (3)              --              (18)              --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                           (68)             (15)        (128,352)         (30,325)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions                10,169            9,668          710,352          474,359
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                             11,784           10,147          978,659          593,200

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                       10,147               --        2,410,774        1,817,574
----------------------------------------------------------------------------------------------------
End of period                            $21,931          $10,147       $3,389,433       $2,410,774
====================================================================================================

(1) September 30, 2005 (fund inception) through December 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
40

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                       INCOME & GROWTH                   SMALL COMPANY
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006            2005            2006             2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income (loss)          $   83,889       $   91,360       $      741       $    2,417
-----------------------------------
Net realized gain (loss)                 286,941          334,565           84,095          164,594
-----------------------------------
Change in net unrealized
appreciation (depreciation)              371,373         (207,393)          11,870          (46,350)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations         742,203          218,532           96,706          120,661
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------------
  Investor Class                         (65,306)         (71,750)            (876)            (394)
-----------------------------------
  Institutional Class                     (9,386)          (9,795)          (1,545)            (765)
-----------------------------------
  Advisor Class                          (11,230)         (12,373)              --               --
-----------------------------------
  C Class                                    (17)             (22)              --               --
-----------------------------------
  R Class                                     (8)              (4)              --               --
-----------------------------------
From net realized gains:
-----------------------------------
  Investor Class                        (165,154)        (143,464)         (44,499)        (113,311)
-----------------------------------
  Institutional Class                    (21,988)         (18,640)         (17,974)         (43,619)
-----------------------------------
  Advisor Class                          (32,097)         (27,006)         (17,094)         (38,310)
-----------------------------------
  C Class                                    (91)             (93)               --              --
-----------------------------------
  R Class                                    (28)             (16)             (18)            (628)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (305,305)        (283,163)         (82,006)        (197,027)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions              (454,981)        (381,419)        (188,181)         341,148
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (18,083)        (446,050)        (173,481)         264,782

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                    4,787,195        5,233,245        1,837,157        1,572,375
----------------------------------------------------------------------------------------------------
End of period                         $4,769,112       $4,787,195       $1,663,676       $1,837,157
====================================================================================================

Undistributed net
investment income                             --             $189               --           $1,258
====================================================================================================

------
41

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Disciplined Growth Fund
(Disciplined Growth), Equity Growth Fund (Equity Growth), Income & Growth Fund
(Income & Growth) and Small Company Fund (Small Company) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Disciplined Growth seeks long-term capital growth. Equity Growth seeks capital appreciation by investing in common stocks.
Income & Growth seeks capital appreciation by investing in common stocks. Income is a secondary objective. Small Company seeks capital appreciation by investing primarily in common stocks of small companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Disciplined Growth and Small Company are authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class.
Equity Growth and Income & Growth are authorized to issue the Investor Class, the Institutional Class, the Advisor Class, the C Class and the R Class. The C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Equity Growth's R Class commenced on July 29, 2005.
All classes of Disciplined Growth commenced sale on September 30, 2005, the fund's inception date.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the

                                                                    (continued)

------
42

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually for Disciplined Growth. Distributions from net investment income, if any, are declared and paid quarterly for Equity Growth,
Income & Growth and Small Company. Distributions from net realized gains for the funds, if any, are generally declared and paid twice a year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.6880% to 0.8700% for Disciplined Growth,
0.3380% to 0.5200% for Equity Growth and Income & Growth, and 0.5380% to 0.7200%
for Small Company. The rates for the Complex Fee (Investor Class, C Class, and R
Class) range from 0.2500% to 0.3100%. The Institutional Class and the Advisor
Class are 0.2000% less and 0.2500% less, respectively, at each point within the
Complex Fee range.

                                                                    (continued)

------
43

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fee for each class of the funds for the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                      INVESTOR   INSTITUTIONAL    ADVISOR        C          R
--------------------------------------------------------------------------------
Disciplined Growth      1.02%        0.82%         0.77%        N/A       1.02%
--------------------------------------------------------------------------------
Equity Growth           0.67%        0.47%         0.42%       0.67%      0.67%
--------------------------------------------------------------------------------
Income & Growth         0.67%        0.47%         0.42%       0.67%      0.67%
--------------------------------------------------------------------------------
Small Company           0.87%        0.67%         0.62%        N/A       0.87%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

---------------------------------------------
                            Advisor     C
---------------------------------------------
Distribution Fee            0.25%     0.75%
---------------------------------------------
Service Fee                 0.25%     0.25%
---------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the year ended December 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. As of December 31, 2006, ACIM,
an interested director, and an officer owned 8% of the outstanding shares of
Disciplined Growth.

During the year ended December 31, 2006, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase &
Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
December 31, 2006, were as follows:

--------------------------------------------------------------------------------
                      DISCIPLINED                     INCOME &
                        GROWTH      EQUITY GROWTH      GROWTH      SMALL COMPANY
--------------------------------------------------------------------------------
Purchases               $29,391      $3,460,954      $2,916,863      $2,216,086
--------------------------------------------------------------------------------
Proceeds from sales     $19,114      $3,002,507      $3,604,910      $2,498,574
--------------------------------------------------------------------------------

For the year ended December 31, 2006, Equity Growth and Small Company incurred net realized gains of $3,427 and $1,872, respectively, from redemptions in kind.
A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                    (continued)

------
44

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3 billion shares. Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                      DISCIPLINED GROWTH      EQUITY GROWTH
--------------------------------------------------------------------------------
                                      SHARES      AMOUNT    SHARES      AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                     100,000               300,000
================================================================================
Sold                                    1,003     $10,975    26,811   $ 654,832
------------------------------------
Issued in reinvestment
of distributions                            6          59     3,153      80,151
------------------------------------
Redeemed                                 (387)     (4,213)  (16,896)   (412,276)
--------------------------------------------------------------------------------
Net increase (decrease)                   622     $ 6,821    13,068   $ 322,707
================================================================================
YEAR ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                     200,000               300,000
================================================================================
Sold                                      846      $8,430    25,326   $ 572,666
------------------------------------
Issued in reinvestment
of distributions                            1          13       954      22,151
------------------------------------
Redeemed                                  (28)       (284)  (12,360)   (276,244)
--------------------------------------------------------------------------------
Net increase (decrease)                   819      $8,159    13,920   $ 318,573
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                      10,000               100,000
================================================================================
Sold                                      293      $3,271    13,602    $329,834
------------------------------------
Issued in reinvestment
of distributions                           --           3       661      16,837
------------------------------------
Redeemed                                   (4)        (42)   (3,458)    (84,046)
--------------------------------------------------------------------------------
Net increase (decrease)                   289      $3,232    10,805    $262,625
================================================================================
YEAR ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                      50,000                50,000
================================================================================
Sold                                       50        $500     3,452    $ 77,344
------------------------------------
Issued in reinvestment
of distributions                           --           1        90       2,094
------------------------------------
Redeemed                                   --          --      (826)    (18,574)
--------------------------------------------------------------------------------
Net increase (decrease)                    50        $501     2,716    $ 60,864
================================================================================

(1) September 30, 2005 (fund inception) through December 31, 2005 for
    Disciplined Growth.

                                                                    (continued)

------
45

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                      DISCIPLINED GROWTH      EQUITY GROWTH
--------------------------------------------------------------------------------
                                      SHARES      AMOUNT    SHARES      AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                      10,000                50,000
================================================================================
Sold                                       10        $110     7,947   $ 193,745
------------------------------------
Issued in connection with
acquisition (Note 9)                       --          --     6,089     146,826
------------------------------------
Issued in reinvestment
of distributions                           --           3       533      13,596
------------------------------------
Redeemed                                   --          --    (9,638)   (234,902)
--------------------------------------------------------------------------------
Net increase (decrease)                    10        $113     4,931   $ 119,265
================================================================================
YEAR ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                      60,000                50,000
================================================================================
Sold                                       51        $507     6,356    $143,640
------------------------------------
Issued in reinvestment
of distributions                           --           1       106       2,479
------------------------------------
Redeemed                                   --          --    (2,351)    (53,485)
--------------------------------------------------------------------------------
Net increase (decrease)                    51        $508     4,111    $ 92,634
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                         N/A                10,000
================================================================================
Sold                                                            254     $ 6,163
------------------------------------
Issued in reinvestment
of distributions                                                 11         294
------------------------------------
Redeemed                                                        (57)     (1,385)
--------------------------------------------------------------------------------
Net increase (decrease)                                         208     $ 5,072
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                         N/A                10,000
================================================================================
Sold                                                            128      $2,893
------------------------------------
Issued in reinvestment
of distributions                                                  1          21
------------------------------------
Redeemed                                                        (29)       (651)
--------------------------------------------------------------------------------
Net increase (decrease)                                         100      $2,263
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                      10,000                10,000
================================================================================
Sold                                       --          --        34       $ 831
------------------------------------
Issued in reinvestment
of distributions                           --          $3         1          20
------------------------------------
Redeemed                                   --          --        (7)       (168)
--------------------------------------------------------------------------------
Net increase (decrease)                    --          $3        28       $ 683
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)(2)

SHARES AUTHORIZED                      10,000                10,000
================================================================================
Sold                                       50        $500         1         $25
================================================================================

(1) September 30, 2005 (fund inception) through December 31, 2005 for
    Disciplined Growth.

(2) July 29, 2005 (commencement of sale) through December 31, 2005 for Equity
    Growth.

                                                                    (continued)

------
46

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                        INCOME & GROWTH        SMALL COMPANY
--------------------------------------------------------------------------------
                                      SHARES      AMOUNT    SHARES      AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                     400,000               400,000
================================================================================
Sold                                   12,606   $ 399,478    18,957   $ 194,236
------------------------------------
Issued in reinvestment
of distributions                        6,687     217,714     4,167      41,020
------------------------------------
Redeemed                              (31,073)   (985,763)  (36,010)   (361,345)
--------------------------------------------------------------------------------
Net increase (decrease)               (11,780)  $(368,571)  (12,886)  $(126,089)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                     400,000               400,000
================================================================================
Sold                                   15,526   $ 476,101    25,920   $ 265,821
------------------------------------
Issued in reinvestment
of distributions                        6,607     204,087    10,642     106,520
------------------------------------
Redeemed                              (30,203)   (927,332)  (27,915)   (285,146)
--------------------------------------------------------------------------------
Net increase (decrease)                (8,070)  $(247,144)    8,647   $  87,195
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                      60,000               200,000
================================================================================
Sold                                    2,537   $  80,219     7,970   $  82,197
------------------------------------
Issued in reinvestment
of distributions                          913      29,746     1,794      17,763
------------------------------------
Redeemed                               (4,538)   (142,259)  (14,563)   (146,262)
--------------------------------------------------------------------------------
Net increase (decrease)                (1,088)  $ (32,294)   (4,799)  $ (46,302)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                      60,000               200,000
================================================================================
Sold                                    6,218   $ 192,246    21,649    $221,414
------------------------------------
Issued in reinvestment
of distributions                          854      26,401     3,843      38,575
------------------------------------
Redeemed                               (4,376)   (134,793)   (9,826)    (99,961)
--------------------------------------------------------------------------------
Net increase (decrease)                 2,696   $  83,854    15,666    $160,028
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                     200,000               200,000
================================================================================
Sold                                    3,809   $ 120,165     7,814   $  79,559
------------------------------------
Issued in reinvestment
of distributions                        1,324      43,114     1,528      14,860
------------------------------------
Redeemed                               (6,862)   (216,999)  (10,551)   (104,251)
--------------------------------------------------------------------------------
Net increase (decrease)                (1,729)  $ (53,720)   (1,209)  $  (9,832)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                     200,000               200,000
================================================================================
Sold                                    4,658   $ 142,932    15,417    $156,400
------------------------------------
Issued in reinvestment
of distributions                        1,271      39,214     3,551      35,247
------------------------------------
Redeemed                              (13,347)   (400,065)   (9,806)    (99,911)
--------------------------------------------------------------------------------
Net increase (decrease)                (7,418)  $(217,919)    9,162    $ 91,736
================================================================================

                                                                    (continued)

------
47

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                       INCOME & GROWTH        SMALL COMPANY
--------------------------------------------------------------------------------
                                      SHARES      AMOUNT    SHARES      AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                      10,000                   N/A
================================================================================
Sold                                        7       $ 212
------------------------------------
Issued in reinvestment
of distributions                            2          69
------------------------------------
Redeemed                                  (28)       (863)
--------------------------------------------------------------------------------
Net increase (decrease)                   (19)      $(582)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                      10,000                   N/A
================================================================================
Sold                                       19     $   560
------------------------------------
Issued in reinvestment
of distributions                            2          75
------------------------------------
Redeemed                                  (40)     (1,206)
--------------------------------------------------------------------------------
Net increase (decrease)                   (19)    $  (571)
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                      10,000                10,000
================================================================================
Sold                                       14       $ 429        90     $   927
------------------------------------
Issued in reinvestment
of distributions                           --           8         2          18
------------------------------------
Redeemed                                   (8)       (251)     (691)     (6,903)
--------------------------------------------------------------------------------
Net increase (decrease)                     6       $ 186      (599)    $(5,958)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                      10,000                10,000
================================================================================
Sold                                       14       $ 410       286     $ 2,929
------------------------------------
Issued in reinvestment
of distributions                           --           5        63         628
------------------------------------
Redeemed                                   (2)        (54)     (133)     (1,368)
--------------------------------------------------------------------------------
Net increase (decrease)                    12       $ 361       216     $ 2,189
================================================================================

5. SECURITIES LENDING

As of December 31, 2006, securities in Disciplined Growth, Equity Growth, Income
& Growth and Small Company valued at $2,287, $165,390, $309,765 and $253,834, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $2,359, $170,000, $317,686 and $262,482, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------
48

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.40%. The funds did not borrow from the line during the year ended December 31,
2006.

7. RISK FACTORS

Small Company concentrates its investments in common stocks of small companies.
Because of this, Small Company may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 (except as noted) were as follows:

--------------------------------------------------------------------------------
                               DISCIPLINED GROWTH             EQUITY GROWTH
--------------------------------------------------------------------------------
                               2006         2005(1)        2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                   $68           $15       $28,048       $20,090
--------------------------------------------------------------------------------
Long-term capital gains            --            --      $100,304       $10,235
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                INCOME & GROWTH               SMALL COMPANY
--------------------------------------------------------------------------------
                               2006          2005          2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income              $156,815      $124,337        $2,968      $108,775
--------------------------------------------------------------------------------
Long-term capital gains      $148,490      $158,826       $79,038       $88,252
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
49

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION (CONTINUED)

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                            DISCIPLINED    EQUITY       INCOME &        SMALL
                              GROWTH       GROWTH        GROWTH        COMPANY
--------------------------------------------------------------------------------
Federal tax cost
of investments                $22,670    $3,016,921    $4,140,288    $1,672,829
================================================================================
Gross tax appreciation
of investments                 $2,292      $546,859    $1,019,469      $290,310
------------------------
Gross tax depreciation
of investments                   (314)       (9,387)      (38,929)      (36,172)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments                 $1,978      $537,472    $  980,540      $254,138
================================================================================
Undistributed
ordinary income                   $73        $3,679       $28,653            --
------------------------
Accumulated
long-term gains                   $43       $33,956       $45,636            --
------------------------
Capital loss deferral              --            --            --       $(2,948)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

The capital loss deferrals listed above represent net capital losses incurred in the two-month period ended December 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. 2006 REORGANIZATION PLAN ($ AND SHARES IN FULL)

On December 14, 2005, the Board of Directors of Mason Street Large Cap Core
Stock Fund (Large Cap Core Stock), one fund in a series issued by Mason Street
Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Equity Growth acquired all of the assets of Large Cap Core Stock in exchange for shares of equal value of Equity Growth and assumption by Equity
Growth of all liabilities of Large Cap Core Stock. The financial statements and performance history of Equity Growth will be carried over in the post-reorganization. The reorganization was approved by shareholders on March
15, 2006. The reorganization was effective at the close of business on March 31,
2006.

The acquisition was accomplished by a tax-free exchange of shares. On April 3,
2006, in connection with the reorganization, Large Cap Core Stock exchanged its shares for shares of Equity Growth as follows:

----------------------------------------------------------------------------------------------------
        ORIGINAL FUND/CLASS      SHARES EXCHANGED           NEW FUND/CLASS           SHARES RECEIVED
----------------------------------------------------------------------------------------------------
Large Cap Core Stock -- A Class     14,247,190       Equity Growth -- Advisor Class     5,942,236
----------------------------------------------------------------------------------------------------
Large Cap Core Stock -- B Class        364,585       Equity Growth -- Advisor Class       147,073
----------------------------------------------------------------------------------------------------

The net assets of Large Cap Core Stock and Equity Growth immediately before the acquisition were $146,826,124 and $2,706,590,583, respectively. Large Cap Core
Stock's unrealized appreciation of $32,803,612 was combined with that of Equity
Growth. Immediately after the acquisition, the combined net assets were
$2,853,416,707.

                                                                    (continued)

------
50

Notes to Financial Statements

DECEMBER 31, 2006 (AMOUNTS IN THOUSANDS)

10. 2007 REORGANIZATION PLAN

On August 30, 2006 the Board of Directors of Kopp Total Quality Management Fund
(Kopp TQM Fund), one fund in a series issued by Kopp Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Equity Growth will acquire all of the assets of Kopp TQM Fund in exchange for shares of Equity
Growth and assumption by Equity Growth of all liabilities of Kopp TQM Fund. The financial statements and performance history of Equity Growth will be carried over in the post-reorganization. The reorganization was approved by shareholders of Kopp TQM Fund on January 12, 2007. The reorganization is expected to be effective at the close of business on February 23, 2007.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

12. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended December 31, 2006, qualify for the corporate dividends received deduction:

--------------------------------------------------------------------------------
   DISCIPLINED GROWTH     EQUITY GROWTH      INCOME & GROWTH     SMALL COMPANY
--------------------------------------------------------------------------------
         $3,374            $28,049,352        $104,539,400         $1,177,544
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the fiscal year ended
December 31, 2006, as follows:

--------------------------------------------------------------------------------
   DISCIPLINED GROWTH     EQUITY GROWTH      INCOME & GROWTH     SMALL COMPANY
--------------------------------------------------------------------------------
         $1,186            $28,049,352         $95,442,413         $1,324,475
--------------------------------------------------------------------------------

The funds hereby designate capital gain dividends for the fiscal year ended
December 31, 2006, as follows:

--------------------------------------------------------------------------------
   DISCIPLINED GROWTH     EQUITY GROWTH      INCOME & GROWTH     SMALL COMPANY
--------------------------------------------------------------------------------
           --             $100,303,615        $148,490,196        $79,060,610
--------------------------------------------------------------------------------

The funds hereby designate qualified short-term capital gain distributions for purposes of Internal Revenue Code 871 for the fiscal year ended December 31,
2006, as follows:

--------------------------------------------------------------------------------
   DISCIPLINED GROWTH     EQUITY GROWTH      INCOME & GROWTH     SMALL COMPANY
--------------------------------------------------------------------------------
        $68,210                --              $70,868,456          $547,229
--------------------------------------------------------------------------------

------
51

Disciplined Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.47       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                           (0.02)        0.01
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.20         0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.18         0.49
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                   --        (0.02)
-------------------------------------------------------
  From Net Realized Gains                                   (0.06)          --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.06)       (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.59       $10.47
================================================================================
  TOTAL RETURN(3)                                           11.30%        4.87%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.02%     1.02%(4)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                      (0.21)%     0.28%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                       124%          37%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $16,709       $8,569
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
52

Disciplined Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.47       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            --(3)        0.01
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.21         0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.21         0.49
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                   --        (0.02)
-------------------------------------------------------
  From Net Realized Gains                                   (0.06)          --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.06)       (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.62       $10.47
================================================================================
  TOTAL RETURN(4)                                           11.59%        4.91%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.82%     0.82%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                      (0.01)%     0.48%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                       124%          37%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                    $3,940         $524
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
53

Disciplined Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                                                            2006        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.46       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                           (0.05)        --(3)
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.21         0.47
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.16         0.47
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                   --        (0.01)
-------------------------------------------------------
  From Net Realized Gains                                   (0.06)          --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.06)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.56       $10.46
================================================================================
  TOTAL RETURN(4)                                           11.12%        4.72%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.27%     1.27%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                      (0.46)%     0.03%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                       124%          37%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                      $701         $531
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
54

Disciplined Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2006        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.46       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                           (0.08)        --(3)
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.21         0.47
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.13         0.47
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                   --        (0.01)
-------------------------------------------------------
  From Net Realized Gains                                   (0.06)          --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.06)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.53       $10.46
================================================================================
  TOTAL RETURN(4)                                           10.83%        4.66%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.52%     1.52%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                      (0.71)%   (0.22)%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                       124%          37%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                      $580         $523
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
55

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $23.37       $22.08       $19.60       $15.19       $19.24
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.22         0.22         0.25         0.17         0.15
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        3.07         1.39         2.47         4.41        (4.05)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.29         1.61         2.72         4.58        (3.90)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.23)       (0.22)       (0.24)       (0.17)       (0.15)
-------------------------
  From Net
  Realized Gains               (0.79)       (0.10)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (1.02)       (0.32)       (0.24)       (0.17)       (0.15)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $25.64       $23.37       $22.08       $19.60       $15.19
==========================================================================================
  TOTAL RETURN(2)              14.14%        7.30%       13.98%       30.27%      (20.32)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.67%        0.67%        0.68%        0.69%        0.69%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.92%        0.98%        1.24%        1.00%        0.86%
-------------------------
Portfolio Turnover Rate          102%         106%          97%          95%         100%
-------------------------
Net Assets, End of Period
(in thousands)             $2,488,267   $1,962,596   $1,547,062   $1,188,103     $979,959
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
56

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $23.38       $22.09       $19.61       $15.20       $19.25
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.27         0.27         0.29         0.20         0.18
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        3.07         1.38         2.47         4.41        (4.05)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.34         1.65         2.76         4.61        (3.87)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.28)       (0.26)       (0.28)       (0.20)       (0.18)
-------------------------
  From Net
  Realized Gains               (0.79)       (0.10)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (1.07)       (0.36)       (0.28)       (0.20)       (0.18)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $25.65       $23.38       $22.09       $19.61       $15.20
==========================================================================================
  TOTAL RETURN(2)              14.36%        7.51%       14.20%       30.50%      (20.14)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.47%        0.47%        0.48%        0.49%        0.49%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              1.12%        1.18%        1.44%        1.20%        1.06%
-------------------------
Portfolio Turnover Rate          102%         106%          97%          95%         100%
-------------------------
Net Assets, End of Period
(in thousands)               $472,199     $177,805     $107,997      $91,240     $105,512
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
57

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $23.35       $22.07       $19.59       $15.17       $19.23
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.16         0.17         0.20         0.13         0.11
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        3.07         1.37         2.47         4.41        (4.06)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.23         1.54         2.67         4.54        (3.95)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.17)       (0.16)       (0.19)       (0.12)       (0.11)
-------------------------
  From Net
  Realized Gains               (0.79)       (0.10)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (0.96)       (0.26)       (0.19)       (0.12)       (0.11)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $25.62       $23.35       $22.07       $19.59       $15.17
==========================================================================================
  TOTAL RETURN(2)              13.86%        6.99%       13.71%       30.05%      (20.60)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.92%        0.92%        0.93%        0.94%        0.94%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.67%        0.73%        0.99%        0.75%        0.61%
-------------------------
Portfolio Turnover Rate          102%         106%          97%          95%         100%
-------------------------
Net Assets, End of Period
(in thousands)               $417,950     $265,812     $160,427     $114,404      $99,615
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
58

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                        C CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $23.28       $22.03       $19.55       $15.14       $19.23
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)             (0.02)        --(2)        0.05        (0.01)       (0.02)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        3.04         1.37         2.47         4.43        (4.07)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.02         1.37         2.52         4.42        (4.09)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             --(2)       (0.02)       (0.04)       (0.01)          --
-------------------------
  From Net
  Realized Gains               (0.79)       (0.10)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (0.79)       (0.12)       (0.04)       (0.01)          --
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $25.51       $23.28       $22.03       $19.55       $15.14
==========================================================================================
  TOTAL RETURN(3)              13.02%        6.23%       12.89%       29.20%      (21.23)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              1.67%        1.67%        1.68%        1.69%        1.69%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            (0.08)%      (0.02)%        0.24%        0.00%      (0.14)%
-------------------------
Portfolio Turnover Rate          102%         106%          97%          95%         100%
-------------------------
Net Assets, End of Period
(in thousands)                $10,276       $4,536       $2,088       $1,076         $268
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
59

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2006        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $23.37       $23.27
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.14         0.08
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    3.03         0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                           3.17         0.27
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.11)       (0.07)
------------------------------------------------------------------------
  From Net Realized Gains                                   (0.79)       (0.10)
--------------------------------------------------------------------------------
  Total Distributions                                       (0.90)       (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $25.64       $23.37
================================================================================
  TOTAL RETURN(3)                                           13.57%        1.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.17%     1.17%(4)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        0.42%     0.78%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                       102%      106%(5)
-------------------------------------------------------
Net Assets, End of Period (in thousands)                      $741          $25
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2005.

See Notes to Financial Statements.

------
60

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $30.33       $30.67       $27.70       $21.74       $27.35
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.57         0.57         0.60         0.43         0.33
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        4.54         0.90         2.96         5.96        (5.61)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         5.11         1.47         3.56         6.39        (5.28)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.59)       (0.59)       (0.59)       (0.43)       (0.33)
-------------------------
  From Net
  Realized Gains               (1.56)       (1.22)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (2.15)       (1.81)       (0.59)       (0.43)       (0.33)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $33.29       $30.33       $30.67       $27.70       $21.74
==========================================================================================
  TOTAL RETURN(2)              17.17%        4.79%       12.98%       29.62%      (19.37)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.67%        0.67%        0.68%        0.69%        0.69%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              1.81%        1.86%        2.10%        1.80%        1.34%
-------------------------
Portfolio Turnover Rate           63%          70%          74%          67%          67%
-------------------------
Net Assets, End of Period
(in thousands)             $3,578,273   $3,616,640   $3,904,689   $3,803,254   $3,122,386
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
61

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $30.34       $30.68       $27.71       $21.76       $27.37
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.64         0.64         0.66         0.48         0.38
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        4.54         0.89         2.95         5.95        (5.61)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         5.18         1.53         3.61         6.43        (5.23)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.65)       (0.65)       (0.64)       (0.48)       (0.38)
-------------------------
  From Net
  Realized Gains               (1.56)       (1.22)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (2.21)       (1.87)       (0.64)       (0.48)       (0.38)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $33.31       $30.34       $30.68       $27.71       $21.76
==========================================================================================
  TOTAL RETURN(2)              17.40%        5.00%       13.20%       29.81%      (19.18)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.47%        0.47%        0.48%        0.49%        0.49%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              2.01%        2.06%        2.30%        2.00%        1.54%
-------------------------
Portfolio Turnover Rate           63%          70%          74%          67%          67%
-------------------------
Net Assets, End of Period
(in thousands)               $487,888     $477,395     $400,048     $270,760     $197,371
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
62

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $30.31       $30.65       $27.68       $21.72       $27.33
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.49         0.49         0.52         0.37         0.27
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        4.54         0.90         2.96         5.96        (5.61)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         5.03         1.39         3.48         6.33        (5.34)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.51)       (0.51)       (0.51)       (0.37)       (0.27)
-------------------------
  From Net
  Realized Gains               (1.56)       (1.22)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (2.07)       (1.73)       (0.51)       (0.37)       (0.27)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $33.27       $30.31       $30.65       $27.68       $21.72
==========================================================================================
  TOTAL RETURN(2)              16.86%        4.53%       12.71%       29.33%      (19.60)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.92%        0.92%        0.93%        0.94%        0.94%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              1.56%        1.61%        1.85%        1.55%        1.09%
-------------------------
Portfolio Turnover Rate           63%          70%          74%          67%          67%
-------------------------
Net Assets, End of Period
(in thousands)               $700,335     $690,379     $925,472     $888,390     $690,924
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
63

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                        C CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $30.29       $30.64       $27.67       $21.68       $27.31
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.26         0.27         0.32         0.19         0.10
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        4.54         0.88         2.95         5.98        (5.64)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         4.80         1.15         3.27         6.17        (5.54)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.28)       (0.28)       (0.30)       (0.18)       (0.09)
-------------------------
  From Net
  Realized Gains               (1.56)       (1.22)          --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (1.84)       (1.50)       (0.30)       (0.18)       (0.09)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $33.25       $30.29       $30.64       $27.67       $21.68
==========================================================================================
  TOTAL RETURN(2)              16.02%        3.73%       11.88%       28.56%      (20.29)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              1.67%        1.67%        1.68%        1.69%        1.69%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.81%        0.86%        1.10%        0.80%        0.34%
-------------------------
Portfolio Turnover Rate           63%          70%          74%          67%          67%
-------------------------
Net Assets, End of Period
(in thousands)                 $1,956       $2,358       $2,966       $2,330       $1,710
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
64

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    R CLASS
--------------------------------------------------------------------------------
                                  2006         2005         2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $30.34       $30.67       $27.70       $24.79
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment
  Income (Loss)(2)                 0.41         0.50         0.48         0.08
------------------------------
  Net Realized and
  Unrealized Gain (Loss)           4.55         0.83         2.93         3.03
--------------------------------------------------------------------------------
  Total From
  Investment Operations            4.96         1.33         3.41         3.11
--------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income               (0.44)       (0.44)       (0.44)       (0.20)
------------------------------
  From Net Realized Gains         (1.56)       (1.22)          --           --
--------------------------------------------------------------------------------
  Total Distributions             (2.00)       (1.66)       (0.44)       (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period   $33.30       $30.34       $30.67       $27.70
================================================================================
  TOTAL RETURN(3)                 16.56%        4.31%       12.42%       12.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.17%     1.15%(4)        1.18%     1.18%(5)
------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets       1.31%     1.38%(4)        1.60%     0.85%(5)
------------------------------
Portfolio Turnover Rate              63%          70%          74%       67%(6)
------------------------------
Net Assets, End of Period
(in thousands)                      $660         $423          $70           $9
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the year ended December 31, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.17% and 1.36%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
65

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $9.77       $10.19        $8.35        $5.50        $5.75
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              --(2)        0.01         0.02         0.01         --(2)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.61         0.71         2.31         2.93        (0.23)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.61         0.72         2.33         2.94        (0.23)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.01)        --(2)       (0.02)        --(2)          --
-------------------------
  From Net
  Realized Gains               (0.49)       (1.14)       (0.47)       (0.09)       (0.02)
------------------------------------------------------------------------------------------
  Total Distributions          (0.50)       (1.14)       (0.49)       (0.09)       (0.02)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $9.88        $9.77       $10.19        $8.35        $5.50
==========================================================================================
  TOTAL RETURN(3)               6.15%        7.13%       28.28%       53.57%       (4.00)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.87%        0.87%        0.88%        0.89%        0.90%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.05%        0.14%        0.25%        0.09%        0.03%
-------------------------
Portfolio Turnover Rate          122%         132%         123%         120%         116%
-------------------------
Net Assets, End of Period
(in thousands)               $924,133   $1,040,036     $996,103     $467,228     $113,685
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
66

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $9.80       $10.21        $8.36        $5.53        $5.76
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.02         0.04         0.03         0.02         0.01
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.61         0.71         2.33         2.93        (0.22)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.63         0.75         2.36         2.95        (0.21)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.04)       (0.02)       (0.04)       (0.03)          --
-------------------------
  From Net
  Realized Gains               (0.49)       (1.14)       (0.47)       (0.09)       (0.02)
------------------------------------------------------------------------------------------
  Total Distributions          (0.53)       (1.16)       (0.51)       (0.12)       (0.02)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $9.90        $9.80       $10.21        $8.36        $5.53
==========================================================================================
  TOTAL RETURN(2)               6.44%        7.26%       28.60%       53.52%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.67%        0.67%        0.68%        0.69%        0.70%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.25%        0.34%        0.45%        0.29%        0.23%
-------------------------
Portfolio Turnover Rate          122%         132%         123%         120%         116%
-------------------------
Net Assets, End of Period
(in thousands)               $383,412     $426,545     $284,352      $30,830       $1,766
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
67

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
------------------------------------------------------------------------------------------
                               2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $9.69       $10.12        $8.30        $5.48        $5.74
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)             (0.02)       (0.01)       (0.01)       (0.01)       (0.01)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.60         0.70         2.30         2.92        (0.23)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.58         0.69         2.29         2.91        (0.24)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Realized Gains               (0.49)       (1.12)       (0.47)       (0.09)       (0.02)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $9.78        $9.69       $10.12        $8.30        $5.48
==========================================================================================
  TOTAL RETURN(2)               6.02%        6.74%       28.00%       53.16%       (4.18)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              1.12%        1.12%        1.13%        1.14%        1.15%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            (0.20)%      (0.11)%      (0.00)%      (0.16)%      (0.22)%
-------------------------
Portfolio Turnover Rate          122%         132%         123%         120%         116%
-------------------------
Net Assets, End of Period
(in thousands)               $355,778     $364,400     $287,673      $62,907       $3,104
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
68

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    R CLASS
--------------------------------------------------------------------------------
                                  2006         2005         2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $9.72       $10.15        $8.34        $7.11
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment
  Income (Loss)(2)                (0.05)       (0.03)       (0.03)       (0.01)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.60         0.71         2.31         1.33
--------------------------------------------------------------------------------
  Total From
  Investment Operations            0.55         0.68         2.28         1.32
--------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Realized Gains         (0.49)       (1.11)       (0.47)       (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period    $9.78        $9.72       $10.15        $8.34
================================================================================
  TOTAL RETURN(3)                  5.70%        6.54%       27.72%       18.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.37%     1.34%(4)     1.30%(5)     1.38%(6)
------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets     (0.45)%   (0.33)%(4)   (0.17)%(5)   (0.40)%(6)
------------------------------
Portfolio Turnover Rate             122%         132%         123%      120%(7)
------------------------------
Net Assets, End of Period
(in thousands)                      $353       $6,175       $4,247           $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the year ended December 31, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.37% and (0.36)%, respectively.

(5) During the year ended December 31, 2004, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.38% and (0.25)%, respectively.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
69

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds, Inc. and
Shareholders of the Disciplined Growth Fund, Equity Growth Fund, Income & Growth
Fund and Small Company Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Disciplined Growth Fund, Equity
Growth Fund, Income & Growth Fund and Small Company Fund (four of the ten funds comprising the American Century Quantitative Equity Funds, Inc., hereafter referred to as the "Funds") at December 31, 2006, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2007

------
70

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
71

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Intraware, Inc.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
72

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
73

Share Class Information

Four classes of shares are authorized for sale by Disciplined Growth and Small
Company: Investor Class, Institutional Class, Advisor Class and R Class. Five
classes of shares are authorized for sale by Equity Growth and Income & Growth:
Investor Class, Institutional Class, Advisor Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor Class, C Class and R Class shares are higher than that of Investor Class shares. Small Company is closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS SHARES are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
74

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
75

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
76

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0702                     (c)2007 American Century Proprietary Holdings, Inc.
SH-ANN-52874S            All rights reserved.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report

December 31, 2006

[photo of winter scene]

NT Equity Growth Fund
NT Small Company Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder
American Century Companies, Inc.

/s/James E. Stowers III
James E. Stowers III
Chairman of the Board
American Century Companies, Inc.

We have the privilege of providing you with the annual report for the American
Century NT Equity Growth and NT Small Company funds from their inception, May
12, 2006, through December 31, 2006. We've gathered this information to help you monitor your investment. Another resource is our website, americancentury.com, where we post company news, portfolio commentaries, investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news, American Century announced the following leadership changes. Chief Investment Officer Mark Mallon will retire in the first quarter of 2007, after nearly a decade at American Century. Effective January 1, 2007, former International Equity CIO Enrique Chang became CIO with responsibilities for the entire investment management operation. Before joining American Century in 2006, Enrique worked at Munder Capital Management, serving the last four years as president and CIO.

In January 2007, President and Chief Executive Officer Bill Lyons announced his retirement after nearly 20 years at American Century. Chief Financial Officer
Jonathan Thomas will be appointed president and CEO effective March 1, 2007.
Since 2005, Jonathan has overseen American Century's financial area, with additional responsibilities in purchasing, facilities, real estate, information technology, operations, and human resources. Jonathan also serves on the corporate Board of Directors, and will report to the Board in his new position.
Before joining American Century, Jonathan was a managing director and global chief operating officer of Morgan Stanley's investment division, and worked in senior leadership roles for Bank of America, Boston Financial Services, and
Fidelity Investments.

We wish to thank Mark and Bill for their many years of distinguished service --
American Century is a stronger company as a result of their hard work. And we firmly believe their roles in our firm are transitioning to two talented, committed, and experienced top executives.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . . . . 2

NT EQUITY GROWTH FUND

NT SMALL COMPANY FUND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of chief investment officer]

BY JOHN SCHNIEDWIND, CHIEF INVESTMENT OFFICER, QUANTITATIVE EQUITY

STOCKS REBOUNDED

The major U.S. stock indexes produced solid gains from May 12, 2006 (the inception date for American Century's NT tracker funds -- see the Portfolio
Commentaries for more details), through December 31, 2006. Stocks rebounded after declining early in the period in response to unexpectedly high inflation figures, which led to expectations of further interest rate increases from the
Federal Reserve (the Fed).

However, the Fed made one more rate hike in June (its 17th since June 2004, boosting its rate target to a five-year high of 5.25%), and then held rates steady for the rest of the year. The Fed's pause, combined with falling energy prices and better-than-expected corporate earnings, triggered a substantial stock market rally in the last six months of 2006.

Another factor favoring stocks during the period was a sharp increase in merger activity. All told, mergers and acquisitions totaled nearly $4 trillion worldwide in 2006, including $750 billion in takeovers by private equity firms
-- double the record amount set in 2005.

ECONOMIC GROWTH MODERATED

Stocks gained ground despite moderating economic growth in the second half of the year. U.S. gross domestic product grew at a 5.6% annualized pace in the first quarter of 2006, its highest rate in more than two years. However, economic growth slowed over the ensuing quarters, dragged down in large part by a cooling housing market. As the economy slowed, so too did inflation as energy and commodity prices fell from record-high levels earlier in the year.

LARGE-CAP & VALUE OUTPERFORMED

Overall, the broad U.S. stock indexes gained 9-10% for the period. Large-cap stocks led the market's advance, outperforming their mid- and small-cap counterparts (see the accompanying table). In an environment of slowing economic growth, investors focused their attention on the stocks of larger, higher-quality companies. As a result, mid- and small-cap stocks did not fully participate in the market's rebound during the last half of 2006.

Value stocks also continued their dominance over growth issues across all market capitalizations, extending a trend that has persisted since the beginning of the decade.

U.S. STOCK INDEX RETURNS
From May 12, 2006 (fund inception) to December 31, 2006(1)
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (LARGE-CAP)                               10.72%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                     7.73%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                     13.81%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                                          7.56%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                   3.81%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                   11.63%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (SMALL-CAP)                                6.96%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                     3.06%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                     10.86%
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

------
2

NT Equity Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                       SINCE         INCEPTION
                                                    INCEPTION(1)       DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                    9.47%          5/12/06
--------------------------------------------------------------------------------
S&P 500 INDEX(2)                                      11.18%            --
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 12, 2006

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

NT Equity Growth - Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, AND FEI ZOU

THIS PORTFOLIO IS ONE OF NINE NEW NT TRACKER FUNDS AVAILABLE EXCLUSIVELY IN
LIVESTRONG PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS. NT IS AN ACRONYM FOR
"NO TOBACCO." AMERICAN CENTURY INVESTMENTS INTRODUCED THE PORTFOLIOS IN MAY 2006
AS PART OF A STRATEGIC COLLABORATION WITH LANCE ARMSTRONG AND THE LANCE
ARMSTRONG FOUNDATION (LAF).*

PERFORMANCE SUMMARY

NT Equity Growth returned 9.47%** from its inception on May 12, 2006, through
December 31, 2006, trailing the 11.18% return of its benchmark, the S&P 500
Index.

The portfolio's solid gain during the period was driven by strong contributions from its financial and information technology stocks. Just one sector of the portfolio -- industrials -- declined during the period.

One of the key principles of our investment strategy is an emphasis on individual stock selection over sector weightings. Not surprisingly, stock selection was the main reason for the portfolio's underperformance versus the
S&P 500, particularly in the consumer discretionary and health care sectors.

CONSUMER DISCRETIONARY STOCKS HURT RESULTS

The portfolio's consumer discretionary stocks underperformed their counterparts in the S&P 500 during the period. Stock selection among specialty retailers and hotel companies detracted the most from relative results. The worst relative performer in the portfolio was Choice Hotels International, which franchises several budget hotel chains. Choice Hotels fell sharply after reporting disappointing second-quarter earnings and lower guidance for the following quarter.

Another noteworthy detractor was bookseller Barnes & Noble, where our timing hurt relative performance. We eliminated Barnes & Noble from the portfolio at mid-year after a disappointing same-store sales report, but we missed a subsequent recovery in the stock later in the year as the company reported improving revenues and emerged as a potential buy-out candidate.

HEALTH CARE DETRACTED

NT Equity Growth's health care stocks were also a drag on returns relative to the S&P 500. Stock selection among biotechnology firms and an underweight in pharmaceutical firms had the biggest neg-

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/06               6/30/06
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         5.1%                  4.6%
--------------------------------------------------------------------------------
Citigroup Inc.                            3.8%                  3.3%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.0%                  1.5%
--------------------------------------------------------------------------------
International Business
Machines Corp.                            2.8%                  2.5%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                      2.8%                  0.1%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                       2.6%                  2.3%
--------------------------------------------------------------------------------
Morgan Stanley                            2.3%                  1.1%
--------------------------------------------------------------------------------
Chevron Corp.                             2.1%                  2.8%
--------------------------------------------------------------------------------
Amgen Inc.                                2.1%                  1.5%
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                         1.8%                  2.1%
--------------------------------------------------------------------------------

* American Century Investment Services, Inc., has entered into an agreement with the LAF for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the LAF. For more information about the foundation, visit www.livestrong.org.
**Total returns for periods less than one year are not annualized.

(continued)

------
4

NT Equity Growth - Portfolio Commentary

ative impact in this sector. Biotech company Amgen, a top-10 holding as of
December 31, 2006, fell despite good news in clinical trials and FDA approvals as rising R&D expenses held earnings growth in check.

The biggest individual detractor in the health care sector was health services provider Sierra Health Services, which was hit by a disappointing forecast for
2007 and concerns that the new Democrat-controlled Congress will enact Medicare reforms that could hurt profitability.

ENERGY AND TECHNOLOGY BOOSTED RETURNS

The energy and information technology sectors of the NT Equity Growth portfolio had the biggest positive impact on relative performance during the period. We focused almost exclusively on energy producers, with very little exposure to energy equipment and services stocks, and this positioning paid off as production companies outperformed. The top contributors were Exxon Mobil, the portfolio's largest holding throughout the period, and Chevron, both of which gained more than 20% for the period.

In the information technology sector, our stock selection worked best among computer makers and communications equipment companies. Hewlett-Packard, the largest overweight in the portfolio at the end of 2006, was the top contributor in the tech sector. Overcoming a boardroom spying scandal, the computer hardware maker gained market share and improved profitability through better cost management.

The best individual contributor to relative performance for the period was satellite television provider DIRECTV, which gained more than 40% for the period. DIRECTV surged on expectations that News Corp. would swap its 39% stake in the company to Liberty Media, a transaction that was officially announced in
December.

STARTING POINT FOR THE NEXT REPORT PERIOD

The stock market ended 2006 with a four-year winning streak, but 2007 promised to bring some challenges for the market. A continued slowdown in the economy appeared likely after several years of expansion, and corporate earnings growth was expected to decelerate.

However, our focus remained on our disciplined, balanced investment approach, which we believe will produce favorable results over the long term.

FIVE LARGEST OVERWEIGHTS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       PORTFOLIO'S            S&P 500
                                         STOCKS                INDEX
--------------------------------------------------------------------------------
Hewlett-Packard Co.                      2.61%                 0.89%
--------------------------------------------------------------------------------
International Business
Machines Corp.                           2.87%                 1.15%
--------------------------------------------------------------------------------
Citigroup Inc.                           3.82%                 2.15%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                      1.62%                    --
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        5.11%                 3.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIVE LARGEST UNDERWEIGHTS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       PORTFOLIO'S            S&P 500
                                         STOCKS                INDEX
--------------------------------------------------------------------------------
General Electric Co.                        --                 3.01%
--------------------------------------------------------------------------------
Microsoft Corporation                    0.02%                 2.03%
--------------------------------------------------------------------------------
Procter &
Gamble Co. (The)                            --                 1.60%
--------------------------------------------------------------------------------
American International
Group, Inc.                                 --                 1.46%
--------------------------------------------------------------------------------
Altria Group Inc.                           --                 1.41%
--------------------------------------------------------------------------------

------
5

NT Equity Growth - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.9%
--------------------------------------------------------------------------------
     1,399    Boeing Co.                                         $     124,287
--------------------------------------------------------------------------------
    13,666    Lockheed Martin Corp.                                  1,258,229
--------------------------------------------------------------------------------
                                                                     1,382,516
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.5%
--------------------------------------------------------------------------------
       619    FedEx Corporation                                         67,236
--------------------------------------------------------------------------------
     3,437    United Parcel Service, Inc. Cl B                         257,706
--------------------------------------------------------------------------------
                                                                       324,942
--------------------------------------------------------------------------------
AIRLINES - 0.1%
--------------------------------------------------------------------------------
     3,188    Southwest Airlines Co.                                    48,840
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.1%
--------------------------------------------------------------------------------
     2,059    ArvinMeritor Inc.                                         37,536
--------------------------------------------------------------------------------
AUTOMOBILES - 0.8%
--------------------------------------------------------------------------------
     8,566    Harley-Davidson, Inc.                                    603,646
--------------------------------------------------------------------------------
BEVERAGES - 1.8%
--------------------------------------------------------------------------------
    24,296    Coca-Cola Company (The)                                1,172,282
--------------------------------------------------------------------------------
     2,034    PepsiCo, Inc.                                            127,227
--------------------------------------------------------------------------------
                                                                     1,299,509
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.2%
--------------------------------------------------------------------------------
    21,557    Amgen Inc.(1)                                          1,472,558
--------------------------------------------------------------------------------
     2,787    Biogen Idec Inc.(1)                                      137,093
--------------------------------------------------------------------------------
                                                                     1,609,651
--------------------------------------------------------------------------------
CAPITAL MARKETS - 6.2%
--------------------------------------------------------------------------------
     6,620    Goldman Sachs Group, Inc. (The)                        1,319,697
--------------------------------------------------------------------------------
     9,479    Lehman Brothers Holdings Inc.                            740,499
--------------------------------------------------------------------------------
    13,959    Mellon Financial Corp.                                   588,372
--------------------------------------------------------------------------------
     2,159    Merrill Lynch & Co., Inc.                                201,003
--------------------------------------------------------------------------------
    19,920    Morgan Stanley                                         1,622,086
--------------------------------------------------------------------------------
                                                                     4,471,657
--------------------------------------------------------------------------------
CHEMICALS - 2.4%
--------------------------------------------------------------------------------
     2,159    Albemarle Corp.                                          155,016
--------------------------------------------------------------------------------
    26,086    Celanese Corp., Series A                                 675,106
--------------------------------------------------------------------------------
     8,546    H.B. Fuller Company                                      220,658
--------------------------------------------------------------------------------
    26,777    Lyondell Chemical Co.                                    684,687
--------------------------------------------------------------------------------
                                                                     1,735,467
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.0%
--------------------------------------------------------------------------------
       372    KeyCorp                                                   14,147
--------------------------------------------------------------------------------
       553    U.S. Bancorp                                              20,013
--------------------------------------------------------------------------------
    20,036    Wells Fargo & Co.                                        712,480
--------------------------------------------------------------------------------
                                                                       746,640
--------------------------------------------------------------------------------
COMMERCIAL SERVICES
& SUPPLIES - 0.8%
--------------------------------------------------------------------------------
       327    Manpower Inc.                                             24,502
--------------------------------------------------------------------------------
    14,373    Waste Management, Inc.                                   528,495
--------------------------------------------------------------------------------
                                                                       552,997
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.7%
--------------------------------------------------------------------------------
    36,718    Cisco Systems Inc.(1)                              $   1,003,502
--------------------------------------------------------------------------------
    10,067    Motorola, Inc.                                           206,978
--------------------------------------------------------------------------------
                                                                     1,210,480
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.2%
--------------------------------------------------------------------------------
    45,079    Hewlett-Packard Co.                                    1,856,804
--------------------------------------------------------------------------------
    16,088    Lexmark International, Inc. Cl A(1)                    1,177,642
--------------------------------------------------------------------------------
                                                                     3,034,446
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.7%
--------------------------------------------------------------------------------
     2,222    Chicago Bridge & Iron
              Company New York Shares                                   60,749
--------------------------------------------------------------------------------
     3,310    Foster Wheeler Ltd.(1)                                   182,513
--------------------------------------------------------------------------------
     5,305    Granite Construction Inc.                                266,948
--------------------------------------------------------------------------------
                                                                       510,210
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.5%
--------------------------------------------------------------------------------
    13,675    American Express Co.                                     829,662
--------------------------------------------------------------------------------
     9,215    AmeriCredit Corp.(1)                                     231,942
--------------------------------------------------------------------------------
                                                                     1,061,604
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.7%
--------------------------------------------------------------------------------
    11,581    Temple-Inland Inc.                                       533,073
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 11.0%
--------------------------------------------------------------------------------
    39,853    Bank of America Corp.                                  2,127,751
--------------------------------------------------------------------------------
    48,815    Citigroup Inc.                                         2,718,995
--------------------------------------------------------------------------------
    41,842    JPMorgan Chase & Co.                                   2,020,969
--------------------------------------------------------------------------------
    14,686    McGraw-Hill
              Companies, Inc. (The)                                    998,942
--------------------------------------------------------------------------------
                                                                     7,866,657
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
--------------------------------------------------------------------------------
    21,493    AT&T Inc.                                                768,374
--------------------------------------------------------------------------------
     6,043    BellSouth Corp.                                          284,686
--------------------------------------------------------------------------------
       476    CenturyTel Inc.                                           20,782
--------------------------------------------------------------------------------
    10,770    Verizon Communications Inc.                              401,075
--------------------------------------------------------------------------------
                                                                     1,474,917
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT(2)
--------------------------------------------------------------------------------
        92    Acuity Brands Inc.                                         4,788
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
--------------------------------------------------------------------------------
     1,728    AVX Corp.                                                 25,557
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.3%
--------------------------------------------------------------------------------
     7,332    Halliburton Co.                                          227,659
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.5%
--------------------------------------------------------------------------------
    15,510    Kroger Co. (The)                                         357,816
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.7%
--------------------------------------------------------------------------------
     7,249    Campbell Soup Co.                                        281,914
--------------------------------------------------------------------------------
     8,650    ConAgra Foods, Inc.                                      233,550
--------------------------------------------------------------------------------
    11,329    General Mills, Inc.                                      652,550
--------------------------------------------------------------------------------
        37    Seaboard Corp.                                            65,305
--------------------------------------------------------------------------------
                                                                     1,233,319
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
6

NT Equity Growth - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  & SUPPLIES - 1.8%
--------------------------------------------------------------------------------
       484    Baxter International, Inc.                         $      22,453
--------------------------------------------------------------------------------
    13,036    Becton Dickinson & Co.                                   914,475
--------------------------------------------------------------------------------
     6,239    Hillenbrand Industries, Inc.                             355,186
--------------------------------------------------------------------------------
                                                                     1,292,114
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES - 5.2%
--------------------------------------------------------------------------------
    14,140    AMERIGROUP Corporation(1)                                507,485
--------------------------------------------------------------------------------
     5,993    Humana Inc.(1)                                           331,473
--------------------------------------------------------------------------------
    21,908    McKesson Corp.                                         1,110,735
--------------------------------------------------------------------------------
    13,469    UnitedHealth Group Incorporated                          723,689
--------------------------------------------------------------------------------
    15,570    WellCare Health Plans Inc.(1)                          1,072,773
--------------------------------------------------------------------------------
                                                                     3,746,155
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
--------------------------------------------------------------------------------
     8,552    Choice Hotels International Inc.                         360,039
--------------------------------------------------------------------------------
     5,637    McDonald's Corporation                                   249,888
--------------------------------------------------------------------------------
                                                                       609,927
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.8%
--------------------------------------------------------------------------------
     8,417    Colgate-Palmolive Co.                                    549,125
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS - 2.9%
--------------------------------------------------------------------------------
    38,513    AES Corp. (The)(1)                                       848,827
--------------------------------------------------------------------------------
    22,459    TXU Corp.                                              1,217,502
--------------------------------------------------------------------------------
                                                                     2,066,329
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.6%
--------------------------------------------------------------------------------
     9,046    McDermott International, Inc.(1)                         460,080
--------------------------------------------------------------------------------
INSURANCE - 4.9%
--------------------------------------------------------------------------------
     6,597    American Financial Group, Inc.                           236,898
--------------------------------------------------------------------------------
     9,360    Arch Capital Group Ltd.(1)                               632,830
--------------------------------------------------------------------------------
    16,724    Axis Capital Holdings Limited                            558,080
--------------------------------------------------------------------------------
    18,001    Berkley (W.R.) Corp.                                     621,215
--------------------------------------------------------------------------------
     8,462    Chubb Corp.                                              447,724
--------------------------------------------------------------------------------
    20,857    Endurance Specialty
              Holdings Ltd.                                            762,949
--------------------------------------------------------------------------------
     5,561    HCC Insurance Holdings, Inc.                             178,452
--------------------------------------------------------------------------------
     1,729    Philadelphia Consolidated
              Holding Co.(1)                                            77,044
--------------------------------------------------------------------------------
                                                                     3,515,192
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.2%
--------------------------------------------------------------------------------
     3,344    Priceline.com Inc.(1)                                    145,832
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.2%
--------------------------------------------------------------------------------
    15,139    RealNetworks Inc.(1)                                     165,621
--------------------------------------------------------------------------------
IT SERVICES - 5.2%
--------------------------------------------------------------------------------
    31,202    Accenture Ltd. Cl A                                    1,152,290
--------------------------------------------------------------------------------
    20,963    Acxiom Corp.                                             537,701
--------------------------------------------------------------------------------
    21,016    International Business
              Machines Corp.                                         2,041,704
--------------------------------------------------------------------------------
                                                                     3,731,695
--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 1.6%
--------------------------------------------------------------------------------
     7,120    Eastman Kodak Co.                                  $     183,696
--------------------------------------------------------------------------------
    33,885    Hasbro, Inc.                                             923,367
--------------------------------------------------------------------------------
     2,634    Mattel, Inc.                                              59,686
--------------------------------------------------------------------------------
                                                                     1,166,749
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
--------------------------------------------------------------------------------
    15,258    Applera Corporation -
              Applied Biosystems Group                                 559,816
--------------------------------------------------------------------------------
MACHINERY - 1.4%
--------------------------------------------------------------------------------
     8,689    Cummins Inc.                                           1,026,866
--------------------------------------------------------------------------------
MEDIA - 2.7%
--------------------------------------------------------------------------------
    43,605    DIRECTV Group, Inc. (The)(1)                           1,087,509
--------------------------------------------------------------------------------
     1,256    Omnicom Group Inc.                                       131,302
--------------------------------------------------------------------------------
    21,540    Walt Disney Co. (The)                                    738,176
--------------------------------------------------------------------------------
                                                                     1,956,987
--------------------------------------------------------------------------------
METALS & MINING - 1.7%
--------------------------------------------------------------------------------
     6,792    Freeport-McMoRan
              Copper & Gold, Inc. Cl B                                 378,518
--------------------------------------------------------------------------------
     5,375    Nucor Corp.                                              293,798
--------------------------------------------------------------------------------
     4,340    Phelps Dodge Corp.                                       519,584
--------------------------------------------------------------------------------
                                                                     1,191,900
--------------------------------------------------------------------------------
MULTILINE RETAIL - 4.9%
--------------------------------------------------------------------------------
    48,833    Big Lots Inc.(1)                                       1,119,252
--------------------------------------------------------------------------------
    13,600    Dollar Tree Stores Inc.(1)                               409,360
--------------------------------------------------------------------------------
    21,341    Federated Department
              Stores, Inc.                                             813,732
--------------------------------------------------------------------------------
    16,667    Kohl's Corp.(1)                                        1,140,524
--------------------------------------------------------------------------------
                                                                     3,482,868
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%
--------------------------------------------------------------------------------
     3,304    Xerox Corp.(1)                                            56,003
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 11.1%
--------------------------------------------------------------------------------
    20,111    Chevron Corp.                                          1,478,762
--------------------------------------------------------------------------------
    21,583    EnCana Corp.                                             991,739
--------------------------------------------------------------------------------
    47,563    Exxon Mobil Corp.                                      3,644,753
--------------------------------------------------------------------------------
    13,417    Marathon Oil Corp.                                     1,241,073
--------------------------------------------------------------------------------
     4,830    Tesoro Corporation                                       317,669
--------------------------------------------------------------------------------
     5,576    Valero Energy Corp.                                      285,268
--------------------------------------------------------------------------------
                                                                     7,959,264
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(2)
--------------------------------------------------------------------------------
       447    NBTY Inc.(1)                                              18,582
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.4%
--------------------------------------------------------------------------------
       939    Abbott Laboratories                                       45,739
--------------------------------------------------------------------------------
     6,026    Johnson & Johnson                                        397,837
--------------------------------------------------------------------------------
    25,542    Merck & Co., Inc.                                      1,113,631
--------------------------------------------------------------------------------
    34,537    Pfizer Inc.                                              894,508
--------------------------------------------------------------------------------
                                                                     2,451,715
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
7

NT Equity Growth - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
ROAD & RAIL - 0.1%
--------------------------------------------------------------------------------
       135    Burlington Northern
              Santa Fe Corp.                                    $        9,964
--------------------------------------------------------------------------------
       606    Norfolk Southern Corp.                                    30,476
--------------------------------------------------------------------------------
       722    Union Pacific Corp.                                       66,439
--------------------------------------------------------------------------------
                                                                       106,879
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.5%
--------------------------------------------------------------------------------
    13,285    Amkor Technology Inc.(1)                                 124,082
--------------------------------------------------------------------------------
     7,789    Lam Research Corp.(1)                                    394,279
--------------------------------------------------------------------------------
     5,000    Micron Technology, Inc.(1)                                69,800
--------------------------------------------------------------------------------
     2,416    Novellus Systems, Inc.(1)                                 83,159
--------------------------------------------------------------------------------
     5,823    NVIDIA Corp.(1)                                          215,509
--------------------------------------------------------------------------------
    21,677    ON Semiconductor Corp.(1)                                164,095
--------------------------------------------------------------------------------
                                                                     1,050,924
--------------------------------------------------------------------------------
SOFTWARE - 0.9%
--------------------------------------------------------------------------------
    13,299    BMC Software Inc.(1)                                     428,228
--------------------------------------------------------------------------------
     2,120    Cadence Design Systems Inc.(1)                            37,969
--------------------------------------------------------------------------------
       441    Microsoft Corporation                                     13,168
--------------------------------------------------------------------------------
     8,456    Oracle Corp.(1)                                          144,936
--------------------------------------------------------------------------------
                                                                       624,301
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.3%
--------------------------------------------------------------------------------
     3,382    American Eagle Outfitters, Inc.                          105,552
--------------------------------------------------------------------------------
     6,805    Group 1 Automotive, Inc.                                 351,955
--------------------------------------------------------------------------------
    26,991    Office Depot, Inc.(1)                                  1,030,247
--------------------------------------------------------------------------------
     2,599    OfficeMax Inc.                                           129,040
--------------------------------------------------------------------------------
                                                                     1,616,794
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.9%
--------------------------------------------------------------------------------
    10,947    Corus Bankshares Inc.                              $     252,547
--------------------------------------------------------------------------------
       656    Downey Financial Corp.                                    47,612
--------------------------------------------------------------------------------
     6,823    FirstFed Financial Corp.(1)                              456,937
--------------------------------------------------------------------------------
     3,922    Freddie Mac                                              266,304
--------------------------------------------------------------------------------
     7,203    Washington Mutual, Inc.                                  327,664
--------------------------------------------------------------------------------
                                                                     1,351,064
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $64,419,819)                                                  71,256,709
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.7%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.625% - 7.875%,
2/15/21 - 2/15/25, valued at $509,650),
in a joint trading account at 4.80%, dated
12/29/06, due 1/2/07 (Delivery value $500,267)
(Cost $500,000)                                                        500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%
(Cost $64,919,819)                                                  71,756,709
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(2)                                       (13,308)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $71,743,401
================================================================================

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
8

NT Small Company - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                      SINCE         INCEPTION
                                                   INCEPTION(1)       DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                   -1.78%         5/12/06
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(2)                              4.08%           --
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.
(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 12, 2006

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
9

NT Small Company - Portfolio Commentary

PORTFOLIO MANAGERS: MATTI VON ToRK, BILL MARTIN, TOM VAIANA, AND BRIAN ERTLEY

THIS PORTFOLIO IS ONE OF NINE NEW NT TRACKER FUNDS AVAILABLE EXCLUSIVELY IN
LIVESTRONG PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS. NT IS AN ACRONYM FOR
"NO TOBACCO." AMERICAN CENTURY INVESTMENTS INTRODUCED THE PORTFOLIOS IN MAY 2006
AS PART OF A STRATEGIC COLLABORATION WITH LANCE ARMSTRONG AND THE LANCE
ARMSTRONG FOUNDATION (LAF).*

PERFORMANCE SUMMARY

NT Small Company returned -1.78%** from its inception on May 12, 2006, through
December 31, 2006, compared with the 4.09% return of its benchmark, the S&P
SmallCap 600 Index.

The fund underperformed its benchmark by a substantial margin during the period.
Based on our research, we found that the fund this portfolio tracks (Small
Company) has historically lagged at economic inflection points, where the economy is reaching a peak or trough. For example, Small Company underperformed in early 2001, when the economy slid into recession after the technology bubble burst.

Such an inflection point also occurred in 2006 as U.S. economic growth peaked and began to downshift. In this environment, there can be a temporary disconnect between what our multi-factor model looks for and what the market is rewarding, leading to a period of underperformance.

TECHNOLOGY DETRACTED THE MOST

One of the key principles of our investment strategy is an emphasis on individual stock selection over sector weightings. Not surprisingly, stock selection was the main reason for the portfolio's underperformance versus the S&
P SmallCap 600 Index. Stock choices were most problematic in the information technology sector, especially among electronic equipment manufacturers, com-puter makers, and software companies.

Electronic manufacturing services company Plexus was the most significant detractor in the portfolio, falling 45% as the company repeatedly lowered earnings guidance during the second half of 2006. Komag, which makes disks for computer hard drives, also slid after warning of lower revenues and narrower profit margins than the company originally estimated.

Among software stocks, our weakest contributor was business software maker Aspen
Technology. Aspen announced accounting restatements relating to stock-option grants, leading to a sizable decline in the stock.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        12/31/06               6/30/06
--------------------------------------------------------------------------------
Energen Corp.                             1.7%                  1.4%
--------------------------------------------------------------------------------
Cummins Inc.                              1.6%                  1.5%
--------------------------------------------------------------------------------
WellCare Health Plans Inc.                1.5%                  1.0%
--------------------------------------------------------------------------------
Frontier Oil Corp.                        1.5%                  1.9%
--------------------------------------------------------------------------------
McDermott
International, Inc.                       1.4%                  1.1%
--------------------------------------------------------------------------------
AMERIGROUP Corporation                    1.4%                    --
--------------------------------------------------------------------------------
Steel Dynamics Inc.                       1.3%                  1.2%
--------------------------------------------------------------------------------
West Pharmaceutical
Services Inc.                             1.3%                  0.3%
--------------------------------------------------------------------------------
John H. Harland Company                   1.3%                  1.0%
--------------------------------------------------------------------------------
Gymboree Corp.                            1.3%                  0.4%
--------------------------------------------------------------------------------

* American Century Investment Services, Inc., has entered into an agreement with the LAF for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the LAF. For more information about the foundation, visit www.livestrong.org.
**Total returns for periods less than one year are not annualized.

(continued)

------
10

NT Small Company - Portfolio Commentary

INDUSTRIALS WERE BEST AND WORST

Overall, NT Small Company's holdings in the industrial sector detracted from performance compared with the benchmark index. Stock selection fared the worst in the building products and electrical equipment industries. The biggest detractors in the industrial sector were building materials manufacturers USG and Universal Forest Products. Both companies had benefited from the building boom of the past few years, but they fell sharply in mid-2006 as the residential construction market cooled off substantially.

On the positive side, however, the fund's top contributor to relative results also came from the industrial sector. Real estate development company AMREP, a recent addition to the portfolio, soared as profits tripled thanks to increased land sales in its principal market in New Mexico.

STOCK PICKS PAID OFF IN UTILITIES

The only sector in the portfolio that added value to performance compared with the benchmark was utilities, although an underweight in this segment negated much of the positive impact from security selection. The best contributor in this sector was natural gas utility Energen, which was the largest holding in the portfolio as of December 31, 2006. The Alabama-based utility reported stronger-than-expected earnings thanks to increased production and higher natural gas prices.

Other top individual contributors within the portfolio included health care services provider WellCare, a top-10 holding that enjoyed a surge in membership numbers, and footwear retailer Payless Shoesource, which reported surprisingly strong earnings and new product deals with Nike and Walt Disney.

STARTING POINT FOR THE NEXT REPORT PERIOD

The stock market ended 2006 with a four-year winning streak, but 2007 promised to bring some challenges for the market. A continued slowdown in the economy appeared likely after several years of expansion, and corporate earnings growth was expected to decelerate.

The fund's performance since inception has been disappointing, but we believe that our disciplined, balanced investment approach will produce favorable results over the long term.

FIVE LARGEST OVERWEIGHTS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                % OF S&P
                                       PORTFOLIO'S            SMALLCAP
                                         STOCKS               600 INDEX
--------------------------------------------------------------------------------
Cummins Inc.                             1.62%                    --
--------------------------------------------------------------------------------
WellCare Health
Plans Inc.                               1.52%                    --
--------------------------------------------------------------------------------
McDermott
International Inc.                       1.40%                    --
--------------------------------------------------------------------------------
Steel Dynamics Inc.                      1.33%                    --
--------------------------------------------------------------------------------
West Pharmaceutical
Services Inc.                            1.29%                    --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIVE LARGEST UNDERWEIGHTS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                % OF S&P
                                       PORTFOLIO'S            SMALLCAP
                                         STOCKS               600 INDEX
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                  --                   0.63%
--------------------------------------------------------------------------------
Global Payments Inc.                       --                   0.54%
--------------------------------------------------------------------------------
Veritas DGC Inc.                           --                   0.53%
--------------------------------------------------------------------------------
NVR, Inc.                                  --                   0.52%
--------------------------------------------------------------------------------
Cimarex Energy Co.                         --                   0.52%
--------------------------------------------------------------------------------

------
11

NT Small Company - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.0%
--------------------------------------------------------------------------------
     3,115    Teledyne Technologies Inc.(1)                      $     125,005
--------------------------------------------------------------------------------
     1,203    United Industrial Corp.                                   61,052
--------------------------------------------------------------------------------
                                                                       186,057
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.4%
--------------------------------------------------------------------------------
       815    EGL Inc.(1)                                               24,271
--------------------------------------------------------------------------------
       777    Forward Air Corp.                                         22,479
--------------------------------------------------------------------------------
       795    Hub Group Inc. Cl A(1)                                    21,902
--------------------------------------------------------------------------------
                                                                        68,652
--------------------------------------------------------------------------------
AIRLINES - 0.4%
--------------------------------------------------------------------------------
     1,117    Frontier Airlines Holdings, Inc.(1)                        8,266
--------------------------------------------------------------------------------
     1,300    Mesa Air Group, Inc.(1)                                   11,141
--------------------------------------------------------------------------------
     2,162    SkyWest, Inc.                                             55,152
--------------------------------------------------------------------------------
                                                                        74,559
--------------------------------------------------------------------------------
AUTO COMPONENTS - 1.1%
--------------------------------------------------------------------------------
    10,565    ArvinMeritor Inc.                                        192,600
--------------------------------------------------------------------------------
       721    Shiloh Industries Inc.(1)                                 13,663
--------------------------------------------------------------------------------
                                                                       206,263
--------------------------------------------------------------------------------
BEVERAGES - 0.1%
--------------------------------------------------------------------------------
       135    Coca-Cola Bottling
              Co. Consolidated                                           9,238
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
--------------------------------------------------------------------------------
       140    Cephalon, Inc.(1)                                          9,857
--------------------------------------------------------------------------------
     2,270    Enzon Pharmaceuticals, Inc.(1)                            19,318
--------------------------------------------------------------------------------
       246    ICOS Corp.(1)                                              8,312
--------------------------------------------------------------------------------
     6,451    ImClone Systems Inc.(1)                                  172,629
--------------------------------------------------------------------------------
     4,685    Savient Pharmaceuticals Inc.(1)                           52,519
--------------------------------------------------------------------------------
                                                                       262,635
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.1%
--------------------------------------------------------------------------------
     2,929    American Woodmark Corp.                                  122,578
--------------------------------------------------------------------------------
     2,095    PW Eagle, Inc.                                            72,278
--------------------------------------------------------------------------------
                                                                       194,856
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.7%
--------------------------------------------------------------------------------
       498    Calamos Asset
              Management, Inc. Cl A                                     13,361
--------------------------------------------------------------------------------
     3,026    SWS Group Inc.                                           108,029
--------------------------------------------------------------------------------
                                                                       121,390
--------------------------------------------------------------------------------
CHEMICALS - 3.6%
--------------------------------------------------------------------------------
     7,660    Celanese Corp., Series A                                 198,241
--------------------------------------------------------------------------------
     1,011    Georgia Gulf Corporation                                  19,522
--------------------------------------------------------------------------------
       918    H.B. Fuller Company                                       23,703
--------------------------------------------------------------------------------
     4,508    OM Group, Inc.(1)                                        204,123
--------------------------------------------------------------------------------
     1,252    Pioneer Companies Inc.(1)                                 35,882
--------------------------------------------------------------------------------
     2,357    Sensient Technologies Corp.                               57,982
--------------------------------------------------------------------------------
       843    Spartech Corp.                                            22,103
--------------------------------------------------------------------------------
     3,202    Westlake Chemical Corp.                                  100,479
--------------------------------------------------------------------------------
                                                                       662,035
--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 3.7%
--------------------------------------------------------------------------------
       665    Bancfirst Corp.                                    $      35,910
--------------------------------------------------------------------------------
     3,391    Bank of Hawaii Corporation                               182,943
--------------------------------------------------------------------------------
       634    Center Financial Corp.                                    15,197
--------------------------------------------------------------------------------
       919    City Holding Company                                      37,578
--------------------------------------------------------------------------------
     1,647    City National Corp.                                      117,266
--------------------------------------------------------------------------------
     1,088    Commerce Bancshares, Inc.                                 52,670
--------------------------------------------------------------------------------
       152    Community Trust Bancorp Inc.                               6,313
--------------------------------------------------------------------------------
       711    Cullen/Frost Bankers, Inc.                                39,688
--------------------------------------------------------------------------------
       393    Financial Institutions, Inc.                               9,059
--------------------------------------------------------------------------------
       193    First Citizens BancShares, Inc.                           39,110
--------------------------------------------------------------------------------
       498    First Regional Bancorp(1)                                 16,977
--------------------------------------------------------------------------------
       232    Integra Bank Corp.                                         6,385
--------------------------------------------------------------------------------
       745    Intervest Bancshares Corp.(1)                             25,635
--------------------------------------------------------------------------------
     1,252    Pacific Capital Bancorp                                   42,042
--------------------------------------------------------------------------------
        96    Preferred Bank                                             5,769
--------------------------------------------------------------------------------
       104    Taylor Capital Group Inc.                                  3,807
--------------------------------------------------------------------------------
       604    Trustmark Corp.                                           19,757
--------------------------------------------------------------------------------
       667    Whitney Holding Corp.                                     21,758
--------------------------------------------------------------------------------
                                                                       677,864
--------------------------------------------------------------------------------
COMMERCIAL SERVICES
& SUPPLIES - 6.5%
--------------------------------------------------------------------------------
     1,486    AMREP Corp.                                              182,035
--------------------------------------------------------------------------------
       452    Clean Harbors Inc.(1)                                     21,881
--------------------------------------------------------------------------------
        39    CompX International Inc.                                     786
--------------------------------------------------------------------------------
       191    COMSYS IT Partners Inc.(1)                                 3,860
--------------------------------------------------------------------------------
     2,133    Consolidated Graphics Inc.(1)                            125,996
--------------------------------------------------------------------------------
     4,628    Covanta Holding Corp.(1)                                 102,001
--------------------------------------------------------------------------------
       183    Dun & Bradstreet Corp.(1)                                 15,151
--------------------------------------------------------------------------------
     4,640    John H. Harland Company                                  232,929
--------------------------------------------------------------------------------
     2,011    M&F Worldwide Corp.(1)                                    50,798
--------------------------------------------------------------------------------
       461    Standard Parking Corp.(1)                                 17,707
--------------------------------------------------------------------------------
     1,790    Viad Corp.                                                72,674
--------------------------------------------------------------------------------
     4,349    Volt Information Sciences Inc.(1)                        218,364
--------------------------------------------------------------------------------
     3,193    Watson Wyatt Worldwide Inc.                              144,164
--------------------------------------------------------------------------------
                                                                     1,188,346
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.0%
--------------------------------------------------------------------------------
     5,660    Interdigital
              Communications Corp.(1)                                  189,893
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.6%
--------------------------------------------------------------------------------
     7,813    Brocade
              Communications System(1)                                  64,145
--------------------------------------------------------------------------------
     2,248    Cray Inc.(1)                                              26,706
--------------------------------------------------------------------------------
       501    Imation Corporation                                       23,261
--------------------------------------------------------------------------------
                                                                       114,112
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
12

NT Small Company - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 2.5%
--------------------------------------------------------------------------------
      6,751    Chicago Bridge & Iron
               Company New York Shares                           $     184,572
--------------------------------------------------------------------------------
      3,881    EMCOR Group Inc.(1)                                     220,635
--------------------------------------------------------------------------------
        113    Foster Wheeler Ltd.(1)                                    6,231
--------------------------------------------------------------------------------
        900    Granite Construction Inc.                                45,288
--------------------------------------------------------------------------------
                                                                       456,726
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.5%
--------------------------------------------------------------------------------
      5,113    Rewards Network Inc.(1)                                  35,535
--------------------------------------------------------------------------------
      1,006    World Acceptance Corp.(1)                                47,232
--------------------------------------------------------------------------------
                                                                        82,767
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING(2)
--------------------------------------------------------------------------------
         31    Greif, Inc. Cl A                                          3,670
--------------------------------------------------------------------------------
        159    Rock-Tenn Co. Cl A                                        4,311
--------------------------------------------------------------------------------
                                                                         7,981
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.4%
--------------------------------------------------------------------------------
      2,920    Building Materials Holding Corp.                         72,095
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.7%
--------------------------------------------------------------------------------
      1,546    CPI Corp.                                                71,873
--------------------------------------------------------------------------------
      1,246    Vertrue Inc.(1)                                          47,859
--------------------------------------------------------------------------------
                                                                       119,732
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
--------------------------------------------------------------------------------
        434    Arbinet-thexchange, Inc.(1)                               2,383
--------------------------------------------------------------------------------
      1,844    CenturyTel Inc.                                          80,509
--------------------------------------------------------------------------------
      5,864    Cincinnati Bell Inc.(1)                                  26,798
--------------------------------------------------------------------------------
      4,721    CT Communications, Inc.                                 108,206
--------------------------------------------------------------------------------
                                                                       217,896
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.7%
--------------------------------------------------------------------------------
        497    Allete Inc.                                              23,130
--------------------------------------------------------------------------------
      2,651    UniSource Energy Corp.                                   96,841
--------------------------------------------------------------------------------
                                                                       119,971
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.7%
--------------------------------------------------------------------------------
        354    AZZ Inc.(1)                                              18,125
--------------------------------------------------------------------------------
        544    General Cable Corp.(1)                                   23,778
--------------------------------------------------------------------------------
        210    Genlyte Group Inc.(1)                                    16,403
--------------------------------------------------------------------------------
      1,561    Lamson & Sessions Co. (The)(1)                           37,870
--------------------------------------------------------------------------------
        724    Smith (A.O.) Corp.                                       27,193
--------------------------------------------------------------------------------
                                                                       123,369
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 2.6%
--------------------------------------------------------------------------------
      1,359    Agilysys Inc.                                            22,750
--------------------------------------------------------------------------------
        826    AVX Corp.                                                12,217
--------------------------------------------------------------------------------
      1,688    Global Imaging Systems, Inc.(1)                          37,052
--------------------------------------------------------------------------------
      2,337    Littelfuse, Inc.(1)                                      74,504
--------------------------------------------------------------------------------
        601    Merix Corp.(1)                                            5,583
--------------------------------------------------------------------------------
      5,013    Pemstar Inc.(1)                                          19,300
--------------------------------------------------------------------------------
      3,675    Planar Systems Inc.(1)                                   35,537
--------------------------------------------------------------------------------
      1,217    SYNNEX Corp.(1)                                          26,701
--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
      4,697    Tech Data Corp.(1)                                $     177,874
--------------------------------------------------------------------------------
      1,772    Tessco Technologies Inc.(1)                              38,027
--------------------------------------------------------------------------------
      2,915    TTM Technologies, Inc.(1)                                33,027
--------------------------------------------------------------------------------
                                                                       482,572
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 2.8%
--------------------------------------------------------------------------------
        666    Bristow Group Inc.(1)                                    24,036
--------------------------------------------------------------------------------
     27,382    Grey Wolf Inc.(1)                                       187,840
--------------------------------------------------------------------------------
      1,803    Input/Output Inc.(1)                                     24,575
--------------------------------------------------------------------------------
      1,160    Matrix Service Co.(1)                                    18,676
--------------------------------------------------------------------------------
        811    SEACOR Holdings Inc.(1)                                  80,403
--------------------------------------------------------------------------------
     22,251    Seitel Inc.(1)                                           79,547
--------------------------------------------------------------------------------
      2,506    Trico Marine Services Inc.(1)                            96,005
--------------------------------------------------------------------------------
                                                                       511,082
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.7%
--------------------------------------------------------------------------------
      1,567    Pantry Inc. (The)(1)                                     73,398
--------------------------------------------------------------------------------
      2,870    Spartan Stores, Inc.                                     60,069
--------------------------------------------------------------------------------
                                                                       133,467
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.5%
--------------------------------------------------------------------------------
      2,252    Corn Products International Inc.                         77,784
--------------------------------------------------------------------------------
      1,208    Delta and Pine Land Company                              48,864
--------------------------------------------------------------------------------
         84    Seaboard Corp.                                          148,260
--------------------------------------------------------------------------------
                                                                       274,908
--------------------------------------------------------------------------------
GAS UTILITIES - 2.9%
--------------------------------------------------------------------------------
      6,407    Energen Corp.                                           300,744
--------------------------------------------------------------------------------
        329    New Jersey Resources Corp.                               15,983
--------------------------------------------------------------------------------
        370    NICOR Inc.                                               17,316
--------------------------------------------------------------------------------
      6,824    UGI Corp.                                               186,159
--------------------------------------------------------------------------------
                                                                       520,202
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES - 5.0%
--------------------------------------------------------------------------------
        435    Cantel Medical Corp.(1)                                   7,043
--------------------------------------------------------------------------------
        194    Cholestech Corp.(1)                                       3,573
--------------------------------------------------------------------------------
      4,194    Dade Behring Holdings Inc.                              166,963
--------------------------------------------------------------------------------
        756    Edwards Lifesciences Corporation(1)                      35,562
--------------------------------------------------------------------------------
      1,179    HealthTronics Inc.(1)                                     7,852
--------------------------------------------------------------------------------
        575    Hillenbrand Industries, Inc.                             32,735
--------------------------------------------------------------------------------
      1,157    Idexx Laboratories, Inc.(1)                              91,750
--------------------------------------------------------------------------------
        192    Kinetic Concepts Inc.(1)                                  7,594
--------------------------------------------------------------------------------
      2,567    Mettler-Toledo International, Inc.(1)                   202,409
--------------------------------------------------------------------------------
      1,685    Nutraceutical International Corp.(1)                     25,797
--------------------------------------------------------------------------------
      4,558    West Pharmaceutical Services Inc.                       233,507
--------------------------------------------------------------------------------
      1,672    Zoll Medical Corp.(1)                                    97,377
--------------------------------------------------------------------------------
                                                                       912,162
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
13

NT Small Company - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS  & SERVICES - 4.4%
--------------------------------------------------------------------------------
       340    Advocat Inc.(1)                                    $       5,464
--------------------------------------------------------------------------------
     2,215    Alliance Imaging Inc.(1)                                  14,730
--------------------------------------------------------------------------------
     7,057    AMERIGROUP Corporation(1)                                253,276
--------------------------------------------------------------------------------
     2,545    Apria Healthcare Group Inc.(1)                            67,824
--------------------------------------------------------------------------------
     3,730    Molina Healthcare Inc.(1)                                121,262
--------------------------------------------------------------------------------
     2,999    PSS World Medical Inc.(1)                                 58,570
--------------------------------------------------------------------------------
     3,979    WellCare Health Plans Inc.(1)                            274,153
--------------------------------------------------------------------------------
                                                                       795,279
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
--------------------------------------------------------------------------------
       902    AFC Enterprises, Inc.(1)                                  15,938
--------------------------------------------------------------------------------
       272    Buffalo Wild Wings Inc.(1)                                14,470
--------------------------------------------------------------------------------
     1,983    Domino's Pizza Inc.                                       55,524
--------------------------------------------------------------------------------
    11,207    Interstate Hotels & Resorts, Inc.(1)                      83,604
--------------------------------------------------------------------------------
     2,025    Jack in the Box Inc.(1)                                  123,606
--------------------------------------------------------------------------------
     6,538    Papa John's International Inc.(1)                        189,668
--------------------------------------------------------------------------------
                                                                       482,810
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.0%
--------------------------------------------------------------------------------
       104    Avatar Holdings Inc.(1)                                    8,408
--------------------------------------------------------------------------------
     4,914    Blyth Inc.                                               101,966
--------------------------------------------------------------------------------
       492    Helen of Troy Ltd.(1)                                     11,936
--------------------------------------------------------------------------------
     1,107    Snap-on Incorporated                                      52,737
--------------------------------------------------------------------------------
                                                                       175,047
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.4%
--------------------------------------------------------------------------------
     4,992    McDermott International, Inc.(1)                         253,893
--------------------------------------------------------------------------------
     2,861    Teleflex Inc.                                            184,706
--------------------------------------------------------------------------------
                                                                       438,599
--------------------------------------------------------------------------------
INSURANCE - 4.5%
--------------------------------------------------------------------------------
     3,800    American Financial Group, Inc.                           136,458
--------------------------------------------------------------------------------
       158    American Safety Insurance
              Holdings Ltd.(1)                                           2,931
--------------------------------------------------------------------------------
       644    Argonaut Group Inc.(1)                                    22,450
--------------------------------------------------------------------------------
     1,601    Aspen Insurance Holdings Ltd.                             42,202
--------------------------------------------------------------------------------
     4,897    Endurance Specialty Holdings Ltd.                        179,132
--------------------------------------------------------------------------------
       235    FPIC Insurance Group Inc.(1)                               9,158
--------------------------------------------------------------------------------
     4,402    HCC Insurance Holdings, Inc.                             141,260
--------------------------------------------------------------------------------
       332    James River Group Inc.(1)                                 10,730
--------------------------------------------------------------------------------
       176    Navigators Group Inc.(1)                                   8,480
--------------------------------------------------------------------------------
     1,557    Philadelphia Consolidated
              Holding Co.(1)                                            69,380
--------------------------------------------------------------------------------
     1,536    Protective Life Corporation                               72,960
--------------------------------------------------------------------------------
     1,318    Safety Insurance Group, Inc.                              66,836
--------------------------------------------------------------------------------
       854    Selective Insurance Group                                 48,926
--------------------------------------------------------------------------------
                                                                       810,903
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.7%
--------------------------------------------------------------------------------
       268    FTD Group, Inc.(1)                                         4,795
--------------------------------------------------------------------------------
     2,632    Priceline.com Inc.(1)                                    114,781
--------------------------------------------------------------------------------
                                                                       119,576
--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.2%
--------------------------------------------------------------------------------
    16,231    RealNetworks Inc.(1)                               $     177,567
--------------------------------------------------------------------------------
     2,809    TheStreet.com, Inc.                                       25,000
--------------------------------------------------------------------------------
     1,765    United Online, Inc.                                       23,439
--------------------------------------------------------------------------------
                                                                       226,006
--------------------------------------------------------------------------------
IT SERVICES - 2.5%
--------------------------------------------------------------------------------
     8,356    Acxiom Corp.                                             214,332
--------------------------------------------------------------------------------
     5,822    Convergys Corp.(1)                                       138,447
--------------------------------------------------------------------------------
     1,804    CSG Systems International Inc.(1)                         48,221
--------------------------------------------------------------------------------
     2,946    SYKES Enterprises Inc.(1)                                 51,967
--------------------------------------------------------------------------------
                                                                       452,967
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.5%
--------------------------------------------------------------------------------
     2,616    Jakks Pacific Inc.(1)                                     57,133
--------------------------------------------------------------------------------
       898    Steinway Musical Instruments(1)                           27,829
--------------------------------------------------------------------------------
                                                                        84,962
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
--------------------------------------------------------------------------------
       884    Bruker BioSciences Corp.(1)                                6,639
--------------------------------------------------------------------------------
       417    Techne Corp.(1)                                           23,122
--------------------------------------------------------------------------------
                                                                        29,761
--------------------------------------------------------------------------------
MACHINERY - 2.7%
--------------------------------------------------------------------------------
     2,298    Accuride Corp.(1)                                         25,875
--------------------------------------------------------------------------------
     1,787    Crane Co.                                                 65,476
--------------------------------------------------------------------------------
     2,474    Cummins Inc.                                             292,376
--------------------------------------------------------------------------------
     3,529    Flow International Corp.(1)                               38,890
--------------------------------------------------------------------------------
       976    Gardner Denver Inc.(1)                                    36,415
--------------------------------------------------------------------------------
       130    Middleby Corp. (The)(1)                                   13,607
--------------------------------------------------------------------------------
       242    RBC Bearings Inc.(1)                                       6,936
--------------------------------------------------------------------------------
       155    Robbins & Myers Inc.                                       7,118
--------------------------------------------------------------------------------
                                                                       486,693
--------------------------------------------------------------------------------
MARINE - 0.3%
--------------------------------------------------------------------------------
     1,584    Kirby Corporation(1)                                      54,062
--------------------------------------------------------------------------------
MEDIA - 1.1%
--------------------------------------------------------------------------------
       595    John Wiley & Sons Inc. Cl A                               22,890
--------------------------------------------------------------------------------
     1,886    Lodgenet Entertainment Corp.(1)                           47,207
--------------------------------------------------------------------------------
       872    Regal Entertainment Group                                 18,591
--------------------------------------------------------------------------------
     2,454    Sinclair Broadcast
              Group, Inc. Cl A                                          25,767
--------------------------------------------------------------------------------
     4,702    Warner Music Group Corp.                                 107,910
--------------------------------------------------------------------------------
                                                                       222,365
--------------------------------------------------------------------------------
METALS & MINING - 2.5%
--------------------------------------------------------------------------------
     1,857    Chaparral Steel Co.                                       82,209
--------------------------------------------------------------------------------
       290    Cleveland-Cliffs Inc.                                     14,048
--------------------------------------------------------------------------------
     1,431    Metal Management Inc.                                     54,163
--------------------------------------------------------------------------------
       429    Novamerican Steel Inc.(1)                                 15,659
--------------------------------------------------------------------------------
     1,966    Olympic Steel Inc.                                        43,704
--------------------------------------------------------------------------------
       104    Oregon Steel Mills, Inc.(1)                                6,491
--------------------------------------------------------------------------------
     7,413    Steel Dynamics Inc.                                      240,552
--------------------------------------------------------------------------------
                                                                       456,826
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
14

NT Small Company - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.8%
--------------------------------------------------------------------------------
     7,659    Big Lots Inc.(1)                                   $     175,544
--------------------------------------------------------------------------------
     5,062    Dollar Tree Stores Inc.(1)                               152,366
--------------------------------------------------------------------------------
                                                                       327,910
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.1%
--------------------------------------------------------------------------------
       709    Vectren Corp.                                             20,051
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 3.6%
--------------------------------------------------------------------------------
       356    Delek US Holdings Inc.                                     5,835
--------------------------------------------------------------------------------
     9,490    Frontier Oil Corp.                                       272,742
--------------------------------------------------------------------------------
    11,101    Harvest Natural Resources Inc.(1)                        118,004
--------------------------------------------------------------------------------
       451    Holly Corp.                                               23,181
--------------------------------------------------------------------------------
       172    MarkWest Hydrocarbon, Inc.                                 8,351
--------------------------------------------------------------------------------
     2,151    Massey Energy Co.                                         49,968
--------------------------------------------------------------------------------
     1,429    St. Mary Land & Exploration Co.                           52,644
--------------------------------------------------------------------------------
       547    Swift Energy Co.(1)                                       24,511
--------------------------------------------------------------------------------
     1,549    Tesoro Corporation                                       101,878
--------------------------------------------------------------------------------
                                                                       657,114
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS(2)
--------------------------------------------------------------------------------
       299    Buckeye Technologies Inc.(1)                               3,582
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 1.3%
--------------------------------------------------------------------------------
     4,264    NBTY Inc.(1)                                             177,255
--------------------------------------------------------------------------------
     1,017    USANA Health Sciences, Inc.(1)                            52,538
--------------------------------------------------------------------------------
                                                                       229,793
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
--------------------------------------------------------------------------------
       331    Axcan Pharma Inc.(1)                                       4,713
--------------------------------------------------------------------------------
     2,467    Biovail Corp.                                             52,202
--------------------------------------------------------------------------------
     9,364    King Pharmaceuticals, Inc.(1)                            149,075
--------------------------------------------------------------------------------
     2,730    Pain Therapeutics, Inc.(1)                                24,297
--------------------------------------------------------------------------------
                                                                       230,287
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 3.7%
--------------------------------------------------------------------------------
     1,564    Capital Trust Inc. Cl A                                   78,106
--------------------------------------------------------------------------------
     1,915    CBL & Associates Properties, Inc.                         83,015
--------------------------------------------------------------------------------
     2,143    Cousins Properties Inc.                                   75,584
--------------------------------------------------------------------------------
       563    Equity Lifestyle Properties, Inc.                         30,644
--------------------------------------------------------------------------------
       157    Mission West Properties                                    2,057
--------------------------------------------------------------------------------
    10,324    NorthStar Realty Finance Corp.                           171,069
--------------------------------------------------------------------------------
       319    Saul Centers Inc.                                         17,606
--------------------------------------------------------------------------------
     4,394    Taubman Centers Inc.                                     223,478
--------------------------------------------------------------------------------
                                                                       681,559
--------------------------------------------------------------------------------
ROAD & RAIL - 1.2%
--------------------------------------------------------------------------------
       630    Arkansas Best Corporation                                 22,680
--------------------------------------------------------------------------------
     1,726    Heartland Express, Inc.                                   25,925
--------------------------------------------------------------------------------
     2,292    Kansas City Southern
              Industries, Inc.(1)                                       66,421
--------------------------------------------------------------------------------
     1,432    Knight Transportation Inc.                                24,416
--------------------------------------------------------------------------------
     1,626    Landstar System, Inc.                                     62,081
--------------------------------------------------------------------------------
       690    Old Dominion Freight Line(1)                              16,608
--------------------------------------------------------------------------------
                                                                       218,131
--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.5%
--------------------------------------------------------------------------------
     1,660    Advanced Energy
              Industries, Inc.(1)                                $      31,324
--------------------------------------------------------------------------------
     8,289    Amkor Technology Inc.(1)                                  77,419
--------------------------------------------------------------------------------
     4,574    MKS Instruments, Inc.(1)                                 103,281
--------------------------------------------------------------------------------
    28,116    ON Semiconductor Corp.(1)                                212,839
--------------------------------------------------------------------------------
       139    Varian Semiconductor
              Equipment Associates, Inc.(1)                              6,327
--------------------------------------------------------------------------------
     1,733    Zoran Corp.(1)                                            25,267
--------------------------------------------------------------------------------
                                                                       456,457
--------------------------------------------------------------------------------
SOFTWARE - 2.2%
--------------------------------------------------------------------------------
       892    Ansoft Corp.(1)                                           24,798
--------------------------------------------------------------------------------
       466    Aspen Technology, Inc.(1)                                  5,135
--------------------------------------------------------------------------------
     1,841    Captaris, Inc.(1)                                         14,305
--------------------------------------------------------------------------------
       322    DocuCorporation International Inc.(1)                      3,278
--------------------------------------------------------------------------------
       428    Interactive Intelligence, Inc.(1)                          9,596
--------------------------------------------------------------------------------
       727    Mentor Graphics Corp.(1)                                  13,108
--------------------------------------------------------------------------------
     1,562    MicroStrategy Inc. CI A(1)                               178,083
--------------------------------------------------------------------------------
     6,092    Sybase, Inc.(1)                                          150,472
--------------------------------------------------------------------------------
                                                                       398,775
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 4.4%
--------------------------------------------------------------------------------
     6,028    Dress Barn Inc.(1)                                       140,633
--------------------------------------------------------------------------------
     1,621    DSW Inc. Cl A(1)                                          62,522
--------------------------------------------------------------------------------
     4,384    Group 1 Automotive, Inc.                                 226,740
--------------------------------------------------------------------------------
     6,008    Gymboree Corp.(1)                                        229,266
--------------------------------------------------------------------------------
     1,964    Mothers Work Inc.(1)                                      77,362
--------------------------------------------------------------------------------
     2,082    Payless ShoeSource, Inc.(1)                               68,331
--------------------------------------------------------------------------------
                                                                       804,854
--------------------------------------------------------------------------------
TEXTILES, APPAREL &
LUXURY GOODS - 1.8%
--------------------------------------------------------------------------------
     2,653    Brown Shoe Company, Inc.                                 126,654
--------------------------------------------------------------------------------
       168    Deckers Outdoor Corp.(1)                                  10,072
--------------------------------------------------------------------------------
     3,126    Kellwood Co.                                             101,658
--------------------------------------------------------------------------------
     2,954    Maidenform Brands, Inc.(1)                                53,526
--------------------------------------------------------------------------------
       685    Perry Ellis International, Inc.(1)                        28,085
--------------------------------------------------------------------------------
                                                                       319,995
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 4.5%
--------------------------------------------------------------------------------
       735    BankUnited Financial Corp. Cl A                           20,551
--------------------------------------------------------------------------------
       451    City Bank                                                 16,146
--------------------------------------------------------------------------------
     8,577    Corus Bankshares Inc.                                    197,872
--------------------------------------------------------------------------------
     1,014    Delta Financial Corp.                                     10,272
--------------------------------------------------------------------------------
       906    Downey Financial Corp.                                    65,757
--------------------------------------------------------------------------------
     2,832    FirstFed Financial Corp.(1)                              189,659
--------------------------------------------------------------------------------
     2,691    IndyMac Bancorp, Inc.                                    121,526
--------------------------------------------------------------------------------
       102    ITLA Capital Corp.                                         5,907
--------------------------------------------------------------------------------
    12,197    Ocwen Financial Corp.(1)                                 193,444
--------------------------------------------------------------------------------
                                                                       821,134
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
15

NT Small Company - Schedule of Investments

DECEMBER 31, 2006
Shares                                                               Value
--------------------------------------------------------------------------------
TRADING COMPANIES &  DISTRIBUTORS - 0.3%
--------------------------------------------------------------------------------
     1,278    BlueLinx Holdings Inc.                             $      13,291
--------------------------------------------------------------------------------
       689    WESCO International Inc.(1)                               40,520
--------------------------------------------------------------------------------
                                                                        53,811
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
--------------------------------------------------------------------------------
     1,702    USA Mobility Inc.                                         38,074
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $16,850,007)                                                  18,088,213
--------------------------------------------------------------------------------
                                                                    Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.5%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.625% - 7.875%,
2/15/21 - 2/15/25, valued at $101,930)
joint trading account at 4.80%, dated 12/29/06,
due 1/2/07  (Delivery value $100,053)
(Cost $100,000)                                                   $    100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $16,950,007)                                                  18,188,213
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                     28,040
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $18,216,253
================================================================================

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
16

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
17

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -       EXPENSE
                       7/1/06         12/31/06         12/31/06        RATIO*
--------------------------------------------------------------------------------
NT EQUITY GROWTH -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
 Actual               $1,000          $1,107.80         $2.50           0.47%
--------------------------------------------------------------------------------
 Hypothetical         $1,000          $1,022.84         $2.40           0.47%
--------------------------------------------------------------------------------
NT SMALL COMPANY -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
 Actual               $1,000          $1,024.90         $3.42           0.67%
--------------------------------------------------------------------------------
 Hypothetical         $1,000          $1,021.83         $3.41           0.67%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
18

Statement of Assets and Liabilities

DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                      NT EQUITY      NT SMALL
                                                        GROWTH       COMPANY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$64,919,819 and $16,950,007, respectively)           $71,756,709    $18,188,213
------------------------------------------------
Cash                                                     149,413        116,165
------------------------------------------------
Receivable for investments sold                          193,195         10,040
------------------------------------------------
Dividends and interest receivable                         57,181         14,031
--------------------------------------------------------------------------------
                                                      72,156,498     18,328,449
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                        385,100        102,063
------------------------------------------------
Accrued management fees                                   27,997         10,133
--------------------------------------------------------------------------------
                                                         413,097        112,196
--------------------------------------------------------------------------------
NET ASSETS                                           $71,743,401    $18,216,253
================================================================================
INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                            50,000,000     50,000,000
================================================================================
Outstanding                                            6,602,646      1,859,337
================================================================================
Net Asset Value Per Share                                 $10.87          $9.80
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)              $66,299,105    $18,139,829
------------------------------------------------
Accumulated net realized loss
on investment transactions                            (1,392,594)    (1,161,782)
------------------------------------------------
Net unrealized appreciation on investments             6,836,890      1,238,206
--------------------------------------------------------------------------------
                                                     $71,743,401    $18,216,253
================================================================================

See Notes to Financial Statements.

------
19

Statement of Operations

PERIOD ENDED DECEMBER 31, 2006(1)
--------------------------------------------------------------------------------
                                                      NT EQUITY      NT SMALL
                                                        GROWTH       COMPANY
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------
Dividends (net of foreign taxes withheld
of $461 and $81)                                        $593,568        $94,558
------------------------------------------------
Interest                                                  21,879          4,697
--------------------------------------------------------------------------------
                                                         615,447         99,255
--------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------
Management fees                                          173,527         62,693
------------------------------------------------
Directors' fees and expenses                                  --            201
------------------------------------------------
Other expenses                                               384             --
--------------------------------------------------------------------------------
                                                         173,911         62,894
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             441,536         36,361
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                            (1,392,634)    (1,162,470)
------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                          6,836,890      1,238,206
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                5,444,256         75,736
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $5,885,792       $112,097
================================================================================
(1) May 12, 2006 (fund inception) through December 31, 2006.

See Notes to Financial Statements.

------
20

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2006(1)
--------------------------------------------------------------------------------
                                                      NT EQUITY      NT SMALL
INCREASE (DECREASE) IN NET ASSETS                      GROWTH        COMPANY
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                           $441,536         $36,361
------------------------------------------------
Net realized gain (loss)                             (1,392,634)     (1,162,470)
------------------------------------------------
Change in net unrealized
appreciation (depreciation)                           6,836,890       1,238,206
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             5,885,792         112,097
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                             (443,751)        (39,061)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            69,082,537      18,962,946
------------------------------------------------
Payments for shares redeemed                         (2,781,177)       (819,729)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      66,301,360      18,143,217
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                71,743,401      18,216,253
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period                                       $71,743,401     $18,216,253
================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------
Sold                                                  6,873,493       1,945,800
------------------------------------------------
Redeemed                                               (270,847)        (86,463)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the funds        6,602,646       1,859,337
================================================================================
(1) May 12, 2006 (fund inception) through December 31, 2006.

See Notes to Financial Statements.

------
21

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. NT Equity Growth Fund (NT
Equity Growth) and NT Small Company Fund (NT Small Company) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. The funds pursue this investment objective by investing in common stocks. NT Small Company primarily invests in smaller-capitalization U.S. companies. The funds are not permitted to invest in any securities issued by companies assigned the Global Industry Classification
Standard for the tobacco industry. The funds incepted on May 12, 2006. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

(continued)

------
22

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid twice a year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee).
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.3380% to 0.5200% for NT Equity Growth, and 0.5380% to 0.7200%
for NT Small Company. The rates for the Complex Fee range from 0.0500% to
0.1100%. The effective annual management fee for NT Equity Growth and NT Small
Company for the period May 12, 2006 (fund inception) through December 31, 2006 was 0.47% and 0.67%, respectively.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. The funds are wholly owned by American Century Asset Allocation Portfolios,
Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

During the period May 12, 2006 (fund inception) through December 31, 2006, the funds were invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period May
12, 2006 (fund inception) through December 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                            NT EQUITY            NT SMALL
                                              GROWTH              COMPANY
--------------------------------------------------------------------------------
Purchases                                  $102,808,002         $29,963,795
--------------------------------------------------------------------------------
Proceeds from sales                         $36,993,102         $11,948,967
--------------------------------------------------------------------------------
For the period May 12, 2006 (fund inception) through December 31, 2006, NT
Equity Growth and NT Small Company incurred a purchase in kind of equity securities valued at $30,059,369 and $12,274,558, respectively. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

(continued)

------
23

Notes to Financial Statements

DECEMBER 31, 2006

4. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the period May
12, 2006 (fund inception) through December 31, 2006.

5. RISK FACTORS

NT Small Company concentrates its investments in common stocks of small companies. Because of this, NT Small Company may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the period May 12, 2006 (fund inception) through December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                        NT EQUITY  NT SMALL
                                                          GROWTH    COMPANY
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                         $443,751     $39,061
--------------------------------------------------------------------------------
Long-term capital gains                                       --          --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                      NT EQUITY      NT SMALL
                                                        GROWTH        COMPANY
--------------------------------------------------------------------------------
Federal tax cost of investments                      $65,041,773    $17,057,875
================================================================================
Gross tax appreciation of investments                 $7,253,299     $1,670,178
---------------------------------------------------
Gross tax depreciation of investments                   (538,363)      (539,840)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments    $6,714,936     $1,130,338
================================================================================
Undistributed ordinary income                                 --             --
---------------------------------------------------
Accumulated capital losses                           $(1,243,069)     $(896,032)
---------------------------------------------------
Capital loss deferrals                                  $(27,571)     $(157,882)
--------------------------------------------------------------------------------
The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2014.

(continued)

------
24

Notes to Financial Statements

DECEMBER 31, 2006

6. FEDERAL TAX INFORMATION (CONTINUED)

The capital loss deferrals listed on the previous page represent net capital losses incurred in the two-month period ended December 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

NT Equity Growth and NT Small Company hereby designate $441,496 and $35,672, respectively, of qualified dividend income for the fiscal year ended December
31, 2006.

For corporate taxpayers, ordinary income distributions paid by NT Equity Growth and NT Small Company during the fiscal year ended December 31, 2006, of $441,496 and $35,672, respectively, qualify for the corporate dividends received deduction.

------
25

NT Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                    2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
 Net Investment Income (Loss)                                        0.07
----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                             0.87
--------------------------------------------------------------------------------
 Total From Investment Operations                                    0.94
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
 From Net Investment Income                                         (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.87
================================================================================
 TOTAL RETURN(2)                                                    9.47%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   0.47%(3)
----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         1.20%(3)
----------------------------------------------------------------
Portfolio Turnover Rate                                               65%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                          $71,743
--------------------------------------------------------------------------------
(1) May 12, 2006 (fund inception) through December 31, 2006.
(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

See Notes to Financial Statements.

------
26

NT Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
 Net Investment Income (Loss)                                          0.02
----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.20)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.18)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
 From Net Investment Income                                           (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.80
================================================================================
 TOTAL RETURN(2)                                                      (1.78)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.67%(3)
----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.39%(3)
----------------------------------------------------------------
Portfolio Turnover Rate                                                 82%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $18,216
--------------------------------------------------------------------------------
(1) May 12, 2006 (fund inception) through December 31, 2006.
(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

See Notes to Financial Statements.

------
27

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds, Inc. and
Shareholders of the NT Equity Growth Fund and NT Small Company Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NT Equity Growth Fund and NT
Small Company Fund (two of the ten funds comprising the American Century
Quantitative Equity Funds, Inc., hereafter referred to as the "Funds") at
December 31, 2006, and the results of their operations, the changes in their net assets and the financial highlights for the period May 12, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2007

------
28

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
(continued)

------
29

Management

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Intraware, Inc.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
(continued)

------
30

Management

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
31

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
32

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
33

Notes

------
34

Notes

------
35

Notes

------
36

[blank inside back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2007 American Century Proprietary Holdings, Inc. All rights reserved.

0702
SH-ANN-52876N

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report                                                  December 31, 2006

[photo of winter scene]

Global Gold Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We have the privilege of providing you with the annual report for the American
Century Global Gold Fund for the 12 months ended December 31, 2006. We've gathered this information to help you monitor your investment. Another resource is our website, americancentury.com, where we post company news, portfolio commentaries, investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news, American Century announced the following leadership changes. Chief Investment Officer Mark Mallon will retire in the first quarter of 2007, after nearly a decade at American Century. Effective January 1, 2007, former International Equity CIO Enrique Chang became CIO with responsibilities for the entire investment management operation. Before joining American Century in 2006, Enrique worked at Munder Capital Management, serving the last four years as president and CIO.

In January 2007, President and Chief Executive Officer Bill Lyons announced his retirement after nearly 20 years at American Century. Chief Financial Officer
Jonathan Thomas will be appointed president and CEO effective March 1, 2007.
Since 2005, Jonathan has overseen American Century's financial area, with additional responsibilities in purchasing, facilities, real estate, information technology, operations, and human resources. Jonathan also serves on the corporate Board of Directors, and will report to the Board in his new position.
Before joining American Century, Jonathan was a managing director and global chief operating officer of Morgan Stanley's investment division, and worked in senior leadership roles for Bank of America, Boston Financial Services, and
Fidelity Investments.

We wish to thank Mark and Bill for their many years of distinguished service--American Century is a stronger company as a result of their hard work.
And we firmly believe their roles in our firm are transitioning to two talented, committed, and experienced top executives.

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   One-Year Total Returns . . . . . . . . . . . . . . . . . . . . . . . . . . .2

GLOBAL GOLD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of John Schniedwind]

BY JOHN SCHNIEDWIND, CHIEF INVESTMENT OFFICER, QUANTITATIVE EQUITY

GLOBAL GROWTH SPURRED COMMODITY PRICE GAINS

The global economy saw healthy expansion in 2006. In addition to unprecedented growth in China and India, developed economies performed well. European growth was especially strong: the bloc of countries belonging to the Eurozone (those that share Europe's common currency) saw the strongest growth in six years in the second quarter of 2006, with European GDP topping that of the U.S., Japan, and Britain. Healthy economic growth led to gains in stock markets around the globe--most developing and developed markets posted double-digit gains.

This environment created strong demand for basic materials and commodities in general. The relatively modest commodities return in the table at right disguises strong gains in base and precious metals, corn, and other commodities--the index's return was pulled down by natural gas prices and by its relatively heavy weight in oil, which fell sharply in the second half of the year.

SOLID GOLD GAINS IN 2006

The price of an ounce of gold bullion rose 22.95% in 2006 to close at $638,*
displaying a fair amount of volatility along the way. Starting at $518.90 on
January 1, gold rose by more than $200 an ounce over the next several months, peaking at $721.50 on Tuesday, May 11--a closing price not seen since January
1980. Factors that helped drive the spike in gold prices included inflation concerns (which traditionally boost demand for gold), increased demand for gold as a portfolio diversifier, global geopolitical tensions, and dollar weakness against the euro and other currencies. Always priced in dollars, gold is more affordable for non-U.S. investors when the dollar is weak.

A sharp correction hit the gold market in late May and early June--part of a significant rout in stocks and commodities triggered by investor concerns over the impact of rising interest rates on global economic growth. Though this dive in precious metals prices sent some investors in search of more conservative investment opportunities, gold remained an attractive alternative for many.
After bottoming at $562.30 on June 14, gold futures rose again and continued to trade in a range roughly between $600 and $650 for the remainder of the year, with recurring bouts of price volatility.

ONE-YEAR TOTAL RETURNS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
Gold Bullion                                     22.95%
--------------------------------------------------------------------------------
U.S. Dollar vs. Euro                            -10.24%
--------------------------------------------------------------------------------
Rogers International Commodities Index            3.05%
--------------------------------------------------------------------------------

*On the COMEX division of the New York Mercantile Exchange.

------
2

Global Gold - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                    -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           27.03%     30.75%      6.85%      4.82%        8/17/88
--------------------------------------------------------------------------------
FUND BENCHMARK(1)        26.78%     31.10%      7.44%      5.37%(2)       --
--------------------------------------------------------------------------------
MSCI WORLD INDEX         20.07%      9.97%      7.64%      8.72%(2)       --
--------------------------------------------------------------------------------
Advisor Class            26.77%     30.44%        --      12.72%        5/6/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
3

Global Gold - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
---------------------------------------------------------------------------------------------------------
                    1997     1998    1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    -41.47%  -12.18%  -3.18%  -23.95%   34.09%   73.00%   46.70%   -8.17%   29.17%   27.03%
---------------------------------------------------------------------------------------------------------
Fund benchmark    -41.96%   -6.81%  -1.80%  -27.32%   37.10%   74.79%   46.65%   -7.79%   29.24%   26.78%
---------------------------------------------------------------------------------------------------------
MSCI World Index   15.76%   24.34%  24.93%  -13.18%  -16.82%  -19.89%   33.11%   14.72%    9.49%   20.07%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Global Gold - Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN AND JOE STERLING

PERFORMANCE SUMMARY

Global Gold returned 27.03%* in 2006, while its proprietary benchmark returned
26.78%. The benchmark consists of about two-thirds North American gold stocks, about 20% African gold stocks, and about 10% Australian gold stocks.

Rising gold prices (discussed on page 2) and strong returns for gold mining stocks drove Global Gold's and the benchmark's double-digit returns. On a relative basis, Global Gold outperformed its benchmark as a result of tactical over- and underweights in specific mining stocks.

GOLD COMPANY RETURNS VARIED

Overall, the returns of gold company shares lagged gains made by gold itself.
The FT-SE(reg.tm) All Gold Mines Index gained 12.59% in 2006, but that return hides a significant variation in regional mining-stock performance. North
American and African gold stocks returned 9.73% and 7.32%, respectively, according to the FT-SE(reg.tm) Gold Mines North America and Gold Mines Africa
indices. But these returns paled in comparison with the 45.36% return of
Australian gold shares (as measured by the FT-SE(reg.tm) Gold Mines Australia
Index).

SPECULATIVE EXUBERANCE FOR AUSSIE MINING SHARES

The outsized gains in Australian mining shares resulted from a wave of speculative investment that focused on Western Australia, which boasts some of the world's biggest reserves of gold and other ores. Speculators snapped up shares of Western Australian gold-mining start-ups in 2006, lured in part by
Australia's stable economy and developed financial markets, which offered a favorable environment for new mining ventures.

MARKET RETURNS
For the year ended December 31, 2006
--------------------------------------------------------------------------------
BACKGROUND INFLUENCES
--------------------------------------------------------------------------------
U.S. Dollar vs. South African Rand                              10.70%
--------------------------------------------------------------------------------
U.S. Dollar vs. Australian Dollar                               -6.89%
--------------------------------------------------------------------------------
BROAD GOLD STOCK MARKET
--------------------------------------------------------------------------------
Lipper Gold Fund Index                                          34.93%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Index                                  12.59%
--------------------------------------------------------------------------------
REGIONAL COMPONENTS OF FT-SE(reg.tm) GOLD MINES INDEX
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Africa Index                            7.32%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Australia Index                        45.36%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines North America Index                     9.73%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Goldcorp Inc.(1)                            8.8%                  6.3%
--------------------------------------------------------------------------------
Barrick Gold Corp.                          8.4%                  8.6%
--------------------------------------------------------------------------------
Newmont Mining
Corporation                                 7.1%                  8.6%
--------------------------------------------------------------------------------
AngloGold Ashanti
Limited(1)                                  5.5%                  5.1%
--------------------------------------------------------------------------------
Gold Fields Limited(1)                      4.9%                  5.7%
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.(1)                  4.8%                  4.3%
--------------------------------------------------------------------------------
Yamana Gold Inc.                            4.2%                  3.3%
--------------------------------------------------------------------------------
Kinross Gold Corp.(1)                       4.2%                  4.1%
--------------------------------------------------------------------------------
Oxiana Ltd.                                 4.2%                  5.0%
--------------------------------------------------------------------------------
Newcrest Mining Limited                     4.1%                  3.3%
--------------------------------------------------------------------------------
(1) Includes shares traded on all exchanges.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
5

Global Gold - Portfolio Commentary

PORTFOLIO STRATEGY AND PERFORMANCE ATTRIBUTION

Global Gold's slant toward larger North American gold company stocks kept it from participating more fully in the gains enjoyed by Australian gold shares, but our weightings in various mining stocks allowed Global Gold to outperform its benchmark.

The largest positive contributors to fund performance were Canadian-based producers Goldcorp Inc. (up 29%) and Agnico-Eagle Mines Ltd. (up 109%)--both portfolio overweights versus the benchmark. Goldcorp became Global Gold's largest holding at the end of 2006 after it bought Glamis Gold Ltd (Canada) in
November. (Glamis Gold had an average weight of 4.95% in Global Gold's portfolio in the third quarter of 2006.) Goldcorp made several important acquisitions in
2006, and its second-quarter 2006 net earnings nearly doubled from 2005 second-quarter results.

Agnico-Eagle Mines said in November that it hoped to triple current gold production over the next three years, based on new discoveries made outside its current mining areas. The company has declared an annual shareholder dividend for 27 straight years, and quadrupled its annual dividend in December 2006.

The largest detractors from Global Gold's performance were U.S.-based Newmont
Mining Corp. (down 15%) and Bendigo Mining Ltd. (down 49%), an Australian producer. Both were underweights versus the benchmark, which lessened their negative impact on Global Gold's relative performance. Newmont (Global Gold's third-largest holding at year's end) cut sales forecasts for 2006 and 2007 due to power outages at its mine in Ghana, and the takeover of its 50% stake in the
Zarafshan-Newmont joint venture by the Uzbek government. Bendigo expects to post a loss in 2007 after halting production due to ore-grade problems at its eponymous Bendigo mine.

STARTING POINT FOR THE NEXT REPORT PERIOD

2006 was the sixth straight year of gains for gold bullion. With the potential for further dollar weakness in 2007, many believe gold may have more room to run. Whether or not that's the case, we continue to follow our disciplined investment approach, adding value through tactical allocations in specific mining companies. "We don't run after hot sectors of the market," says portfolio manager Bill Martin, "we're trying to offer investors a pure play on gold, and we base the portfolio's composition on the makeup of the broad gold stock market."

GEOGRAPHIC COMPOSITION
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Canada                                      55.4%                 53.4%
--------------------------------------------------------------------------------
South Africa                                14.9%                 15.8%
--------------------------------------------------------------------------------
Australia                                   14.8%                 13.7%
--------------------------------------------------------------------------------
United States                               12.0%                 13.9%
--------------------------------------------------------------------------------
United Kingdom                               2.2%                  2.1%
--------------------------------------------------------------------------------
Sweden                                       0.1%                    --
--------------------------------------------------------------------------------
Cash and Equivalents(1)                      0.6%                  1.1%
--------------------------------------------------------------------------------
(1) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -        EXPENSE
                        7/1/06         12/31/06         12/31/06        RATIO*
--------------------------------------------------------------------------------
GLOBAL GOLD SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,054.20         $3.47           0.67%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,053.20         $4.76           0.92%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.83         $3.41           0.67%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.57         $4.69           0.92%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Global Gold - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS -- 99.4%

AUSTRALIA -- 14.8%
--------------------------------------------------------------------------------
        8,617,700  Ballarat Goldfields NL(1)(2)                  $    1,905,873
--------------------------------------------------------------------------------
        2,954,100  Bendigo Mining Ltd.(1)(2)                          1,819,971
--------------------------------------------------------------------------------
        1,273,888  Bolnisi Gold NL(2)                                 3,078,912
--------------------------------------------------------------------------------
        3,391,000  Citigold Corp. Ltd.(1)                             1,299,015
--------------------------------------------------------------------------------
        2,500,000  Croesus Mining NL(1)                                      --
--------------------------------------------------------------------------------
          618,600  Equigold NL                                          801,306
--------------------------------------------------------------------------------
          154,650  Equigold NL Warrants(1)                               36,645
--------------------------------------------------------------------------------
          479,749  GRD Ltd.(2)                                          757,860
--------------------------------------------------------------------------------
        1,000,200  Herald Resources Ltd.(1)                             813,708
--------------------------------------------------------------------------------
          565,000  Independence Group NL                              1,793,986
--------------------------------------------------------------------------------
          974,202  Kingsgate Consolidated Ltd.(2)                     3,231,788
--------------------------------------------------------------------------------
       14,877,373  Lihir Gold Limited(1)(2)                          36,662,788
--------------------------------------------------------------------------------
          172,200  Moto Goldmines Ltd.(1)                             1,121,983
--------------------------------------------------------------------------------
        2,126,762  Newcrest Mining Limited(2)                        44,263,336
--------------------------------------------------------------------------------
            3,333  Nickel Australia Ltd.(1)                                 263
--------------------------------------------------------------------------------
        1,866,200  Oceana Gold Ltd.(1)(2)                             1,098,143
--------------------------------------------------------------------------------
       17,960,108  Oxiana Ltd.(2)                                    44,968,960
--------------------------------------------------------------------------------
        4,558,400  Pan Australian Resources
                   Ltd.(1)(2)                                         1,134,142
--------------------------------------------------------------------------------
        5,823,400  Perseverance Corp. Ltd.(1)(2)                      1,701,857
--------------------------------------------------------------------------------
          677,711  Resolute Mining Limited(1)(2)                        904,640
--------------------------------------------------------------------------------
        1,200,000  Sino Gold Ltd.(1)(2)                               6,919,087
--------------------------------------------------------------------------------
        2,376,600  St. Barbara Ltd.(1)                                1,135,680
--------------------------------------------------------------------------------
        1,253,700  Western Areas NL(1)(2)                             3,941,135
--------------------------------------------------------------------------------
                                                                    159,391,078
--------------------------------------------------------------------------------
CANADA -- 55.4%
--------------------------------------------------------------------------------
          201,888  Agnico-Eagle Mines Ltd.                            8,334,444
--------------------------------------------------------------------------------
        1,060,600  Agnico-Eagle Mines Ltd.
                   New York Shares(2)                                43,739,144
--------------------------------------------------------------------------------
          497,900  Alamos Gold Inc.(1)                                4,128,864
--------------------------------------------------------------------------------
          568,400  Apollo Gold Corporation(1)                           258,608
--------------------------------------------------------------------------------
          221,100  Aquiline Resources Inc.(1)                         1,400,737
--------------------------------------------------------------------------------
          354,100  Arizona Star Resource
                   Corp.(1)                                           4,194,849
--------------------------------------------------------------------------------
        2,250,800  Aurizon Mines Ltd.(1)                              7,071,790
--------------------------------------------------------------------------------
          578,200  Banro Corp.(1)                                     7,544,545
--------------------------------------------------------------------------------
        2,961,712  Barrick Gold Corp.(2)                             90,924,558
--------------------------------------------------------------------------------
        5,949,350  Bema Gold Corp.(1)                                31,153,778
--------------------------------------------------------------------------------
        2,225,400  Centerra Gold Inc.(1)                             25,216,997
--------------------------------------------------------------------------------
        3,507,400  Crystallex International
                   Corporation(1)                                    12,736,116
--------------------------------------------------------------------------------
          526,700  Cumberland Resources Ltd.(1)                       2,911,793
--------------------------------------------------------------------------------
        3,747,300  Eldorado Gold Corporation(1)                      20,298,278
--------------------------------------------------------------------------------
          150,700  European Goldfields Ltd.(1)                          626,138
--------------------------------------------------------------------------------
          530,700  Gabriel Resources Ltd.(1)                          2,305,212
--------------------------------------------------------------------------------
          421,400  Gammon Lake Resources
                   Inc.(1)                                            6,869,591
--------------------------------------------------------------------------------
          347,300  GBS Gold International Inc.(1)                     1,037,517
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

        2,008,600  Glencairn Gold Corp.(1)                       $      965,590
--------------------------------------------------------------------------------
          245,500  Gold Eagle Mines Ltd.(1)                           1,736,561
--------------------------------------------------------------------------------
          340,400  Gold Reserve Inc.(1)(2)                            1,601,332
--------------------------------------------------------------------------------
          857,000  Gold Reserve Inc. New York
                   Shares(1)                                          4,045,040
--------------------------------------------------------------------------------
        3,276,192  Goldcorp Inc.(2)                                  93,119,338
--------------------------------------------------------------------------------
           70,100  Goldcorp Inc. New York
                   Shares                                             1,993,644
--------------------------------------------------------------------------------
            6,500  Goldcorp Inc. Warrants(1)                             94,300
--------------------------------------------------------------------------------
        1,511,700  Golden Star Resources
                   Ltd.(1)(2)                                         4,425,184
--------------------------------------------------------------------------------
          125,000  Golden Star Resources
                   Ltd. Warrants(1)                                       9,657
--------------------------------------------------------------------------------
        1,173,200  Great Basin Gold Ltd.(1)                           1,963,894
--------------------------------------------------------------------------------
        2,065,000  High River Gold Mines Ltd.(1)                      3,811,272
--------------------------------------------------------------------------------
        3,811,855  IAMGOLD Corporation                               33,769,718
--------------------------------------------------------------------------------
          552,700  International Minerals Corp.(1)                    2,652,239
--------------------------------------------------------------------------------
          233,600  International Royalty Corp.(1)                     1,191,161
--------------------------------------------------------------------------------
          240,000  Ivanhoe Mines Ltd.(1)                              2,369,302
--------------------------------------------------------------------------------
          250,200  Jaguar Mining Inc.(1)                              1,458,372
--------------------------------------------------------------------------------
        3,334,829  Kinross Gold Corp.(1)(2)                          39,563,400
--------------------------------------------------------------------------------
          479,757  Kinross Gold Corp. New
                   York Shares(1)(2)                                  5,699,514
--------------------------------------------------------------------------------
          483,800  Kirkland Lake Gold Inc.(1)                         3,708,760
--------------------------------------------------------------------------------
          720,800  Metallica Resources Inc.(1)(2)                     2,846,322
--------------------------------------------------------------------------------
          625,100  Minefinders Corporation
                   Ltd.(1)(2)                                         5,575,405
--------------------------------------------------------------------------------
        3,573,200  Miramar Mining Corp.(1)                           16,287,829
--------------------------------------------------------------------------------
        1,502,800  Nevsun Resources Ltd.(1)(2)                        3,289,673
--------------------------------------------------------------------------------
        2,000,000  North American Tungsten
                   Corp.(1)(2)                                        1,167,482
--------------------------------------------------------------------------------
          644,300  Northern Orion Resources
                   Inc.(1)                                            2,345,121
--------------------------------------------------------------------------------
          687,500  Northern Orion Resources
                   Inc. Warrants(1)                                   1,445,940
--------------------------------------------------------------------------------
        2,291,800  Northgate Minerals Corp.(1)(2)                     8,026,907
--------------------------------------------------------------------------------
          647,500  Novagold Resources Inc.(1)                        11,111,100
--------------------------------------------------------------------------------
        1,253,300  Orezone Resources Inc.(1)                          1,775,212
--------------------------------------------------------------------------------
          913,010  Premier Gold Mines Ltd.(1)                         1,081,598
--------------------------------------------------------------------------------
       11,372,900  Queenstake Resources Ltd.(1)                       2,099,042
--------------------------------------------------------------------------------
          344,300  Red Back Mining Inc.(1)                            1,049,245
--------------------------------------------------------------------------------
        1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     2,710,104
--------------------------------------------------------------------------------
        2,000,000  SEMAFO Inc.(1)                                     2,918,705
--------------------------------------------------------------------------------
          155,000  Silvercorp Metals Inc.(1)                          2,281,956
--------------------------------------------------------------------------------
          500,000  SouthernEra Diamonds Inc.(1)                         141,643
--------------------------------------------------------------------------------
          378,500  Southwestern Resources
                   Corp.(1)                                           2,579,870
--------------------------------------------------------------------------------
          332,600  StrataGold Corp.(1)                                  371,173
--------------------------------------------------------------------------------
          312,200  Tanzanian Royalty
                   Exploration Corp.(1)(2)                            1,859,961
--------------------------------------------------------------------------------
          821,200  Taseko Mines Ltd.(1)                               2,143,058
--------------------------------------------------------------------------------
          147,700  Uruguay Mineral Exploration
                   Inc.                                                 507,168
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Global Gold - Schedule of Investments

DECEMBER 31, 2006

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

           37,400  Viceroy Exploration Ltd.(1)                   $      473,560
--------------------------------------------------------------------------------
           39,300  Virginia Mines Inc.(1)                               141,695
--------------------------------------------------------------------------------
        1,304,300  Wolfden Resources Inc.                             3,414,984
--------------------------------------------------------------------------------
        3,456,200  Yamana Gold Inc.(2)                               45,424,004
--------------------------------------------------------------------------------
                                                                    597,999,994
--------------------------------------------------------------------------------
SOUTH AFRICA -- 14.9%
--------------------------------------------------------------------------------
          574,402  AngloGold Ashanti Limited(2)                      27,037,117
--------------------------------------------------------------------------------
          687,576  AngloGold Ashanti Limited
                   ADR(2)                                            32,377,954
--------------------------------------------------------------------------------
        3,654,150  DRDGOLD Limited ADR(1)                             3,288,735
--------------------------------------------------------------------------------
        2,099,734  Gold Fields Limited                               39,641,127
--------------------------------------------------------------------------------
          696,300  Gold Fields Limited ADR(2)                        13,146,144
--------------------------------------------------------------------------------
        1,713,350  Harmony Gold Mining Co.
                   Limited(1)(2)                                     27,073,552
--------------------------------------------------------------------------------
          782,800  Harmony Gold Mining Co.
                   Limited ADR(1)(2)                                 12,329,100
--------------------------------------------------------------------------------
          897,362  Western Areas Limited(1)                           5,789,640
--------------------------------------------------------------------------------
                                                                    160,683,369
--------------------------------------------------------------------------------
SWEDEN -- 0.1%
--------------------------------------------------------------------------------
          325,900  ScanMining AB(1)                                     833,151
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.2%
--------------------------------------------------------------------------------
          165,200  Celtic Resources Holdings
                   plc(1)                                               530,667
--------------------------------------------------------------------------------
          750,000  Oriel Resources plc(1)                               635,353
--------------------------------------------------------------------------------
          974,800  Randgold Resources
                   Limited ADR(1)(2)                                 22,868,808
--------------------------------------------------------------------------------
                                                                     24,034,828
--------------------------------------------------------------------------------
UNITED STATES -- 12.0%
--------------------------------------------------------------------------------
        1,079,900  Coeur d'Alene Mines
                   Corporation(1)(2)                                  5,345,505
--------------------------------------------------------------------------------
           71,500  Freeport-McMoRan
                   Copper & Gold, Inc. Cl B(2)                        3,984,695
--------------------------------------------------------------------------------
          692,400  Meridian Gold Inc.(1)                             19,275,931
--------------------------------------------------------------------------------
          480,100  Meridian Gold Inc. New
                   York Shares(1)                                    13,341,979
--------------------------------------------------------------------------------
        1,700,914  Newmont Mining
                   Corporation                                       76,796,267
--------------------------------------------------------------------------------
          281,400  Royal Gold, Inc.(2)                               10,124,772
--------------------------------------------------------------------------------
                                                                    128,869,149
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $539,542,908)                                               1,071,811,569
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.9%

       $9,600,000  FHLB Discount Notes,
                   4.80%, 1/2/07(3)
(Cost $9,598,720)                                                $    9,600,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) -- 15.6%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
5.26%, dated 12/26/06, due 1/2/07
(Delivery value $50,051,139)                                     $   50,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%,
dated 12/29/06, due 1/2/07 (Delivery
value $50,028,611)                                                   50,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.17%,
dated 12/29/06, due 1/2/07 (Delivery
value $17,694,025)                                                   17,683,867
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch &
Co., Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%,
dated 12/29/06, due 1/2/07 (Delivery
value $50,028,611)                                                   50,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $167,683,867)                                                 167,683,867
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.9%
(Cost $716,825,495)                                               1,249,095,436
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (15.9)%                                             (171,344,668)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,077,750,768
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of December 31, 2006.

(3) The rate indicated is the yield to maturity at purchase.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of December 31, 2006, was
$93,751,796, which represented 8.7% of total net assets.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $549,141,628) --
including $189,113,479 of securities on loan                     $1,081,411,569
-------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $167,683,867)                 167,683,867
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $716,825,495)      1,249,095,436
-------------------------------------------------------------
Cash                                                                  2,229,362
-------------------------------------------------------------
Dividends and interest receivable                                       224,077
--------------------------------------------------------------------------------
                                                                  1,251,548,875
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan              167,683,867
-------------------------------------------------------------
Payable for investments purchased                                     5,501,319
-------------------------------------------------------------
Accrued management fees                                                 610,271
-------------------------------------------------------------
Distribution fees payable                                                 1,325
-------------------------------------------------------------
Service fees payable                                                      1,325
--------------------------------------------------------------------------------
                                                                    173,798,107
--------------------------------------------------------------------------------

NET ASSETS                                                       $1,077,750,768
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $618,009,507
-------------------------------------------------------------
Accumulated net investment loss                                      (6,326,780)
-------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (66,200,655)
-------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         532,268,696
--------------------------------------------------------------------------------
                                                                 $1,077,750,768
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $1,071,545,148
-------------------------------------------------------------
Shares outstanding                                                   54,582,483
-------------------------------------------------------------
Net asset value per share                                                $19.63
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $6,205,620
-------------------------------------------------------------
Shares outstanding                                                      316,822
-------------------------------------------------------------
Net asset value per share                                                $19.59
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Dividends (net of foreign taxes withheld of $312,600)              $  5,433,720
-------------------------------------------------------------
Interest                                                                610,111
-------------------------------------------------------------
Securities lending                                                      303,285
--------------------------------------------------------------------------------
                                                                      6,347,116
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                       6,605,608
-------------------------------------------------------------
Distribution fees -- Advisor Class                                       13,785
-------------------------------------------------------------
Service fees -- Advisor Class                                            13,785
-------------------------------------------------------------
Directors' fees and expenses                                             27,459
-------------------------------------------------------------
Other expenses                                                           10,173
--------------------------------------------------------------------------------
                                                                      6,670,810
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                           (323,694)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------------------------------
Investment transactions                                              87,700,484
-------------------------------------------------------------
Foreign currency transactions                                         3,022,380
--------------------------------------------------------------------------------
                                                                     90,722,864
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
-------------------------------------------------------------
Investments                                                         125,083,230
-------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          (5,370,758)
--------------------------------------------------------------------------------
                                                                    119,712,472
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             210,435,336
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $210,111,642
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006            2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $     (323,694)   $    695,434
--------------------------------------------
Net realized gain (loss)                             90,722,864      36,197,337
--------------------------------------------
Change in net unrealized
appreciation (depreciation)                         119,712,472     140,085,162
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           210,111,642     176,977,933
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                     (2,553,798)             --
--------------------------------------------
  Advisor Class                                          (2,067)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (2,555,865)             --
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      88,912,846     (93,633,038)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               296,468,623      83,344,895

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 781,282,145     697,937,250
--------------------------------------------------------------------------------
End of period                                    $1,077,750,768    $781,282,145
================================================================================

Accumulated net investment loss                     $(6,326,780)    $(3,959,984)
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Global Gold Fund (the fund)
is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The fund invests primarily in equity securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

                                                                    (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.3380% to 0.5200%

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

and the rates for the Complex Fee (Investor Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the year ended December 31, 2006 was 0.67% and 0.42% for the Investor Class and
Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended December 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

During the year ended December 31, 2006, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase &
Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2006, were $257,985,874 and $173,458,181, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

AUTHORIZED SHARES                              250,000,000
================================================================================
Sold                                            22,783,536     $ 420,978,167
-----------------------------------------
Issued in reinvestment of distributions            154,421         2,402,785
-----------------------------------------
Redeemed                                       (18,411,596)     (334,239,016)(1)
--------------------------------------------------------------------------------
Net increase (decrease)                          4,526,361     $  89,141,936
================================================================================
YEAR ENDED DECEMBER 31, 2005

AUTHORIZED SHARES                              300,000,000
================================================================================
Sold                                            12,692,780     $ 150,925,124
-----------------------------------------
Redeemed                                       (20,425,381)     (243,991,759)(2)
--------------------------------------------------------------------------------
Net increase (decrease)                         (7,732,601)    $ (93,066,635)
================================================================================

(1) Net of redemption fees of $432,136.

(2) Net of redemption fees of $177,866.

                                                                    (continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

AUTHORIZED SHARES                               10,000,000
================================================================================
Sold                                               341,232       $ 6,345,711
-----------------------------------------
Issued in reinvestment of distributions                127             1,968
-----------------------------------------
Redeemed                                          (367,976)       (6,576,769)(1)
--------------------------------------------------------------------------------
Net increase (decrease)                            (26,617)      $  (229,090)
================================================================================
YEAR ENDED DECEMBER 31, 2005

AUTHORIZED SHARES                               10,000,000
================================================================================
Sold                                               157,156       $ 1,945,340
-----------------------------------------
Redeemed                                          (208,879)       (2,511,743)(2)
--------------------------------------------------------------------------------
Net increase (decrease)                            (51,723)      $  (566,403)
================================================================================

(1) Net of redemption fees of $13,424.

(2) Net of redemption fees of $2,885.

5. SECURITIES LENDING

As of December 31, 2006, securities in the fund valued at $189,113,479 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $199,936,820. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the year ended
December 31, 2006.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

                                                                    (continued)

------
17

Notes to Financial Statements

DECEMBER 31, 2006

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                          2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                         $2,555,865          --
--------------------------------------------------------------------------------
Long-term capital gains                                         --          --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $742,257,207
================================================================================
Gross tax appreciation of investments                              $532,816,732
-------------------------------------------------------------
Gross tax depreciation of investments                               (25,978,503)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $506,838,229
================================================================================
Net tax appreciation (depreciation) on derivatives and
translation of assets and liabilities in foreign currencies              (1,245)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                                $506,836,984
================================================================================
Undistributed ordinary income                                        $6,288,481
-------------------------------------------------------------
Accumulated capital losses                                         $(53,326,685)
-------------------------------------------------------------
Currency loss deferral                                                 $(57,519)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.

The capital loss carryovers expire as follows:

------------------------------------------------------
        2008             2009             2010
------------------------------------------------------
    $(26,973,867)    $(20,993,041)    $(5,359,777)
------------------------------------------------------

The currency loss deferral represents net foreign currency losses incurred in the two-month period ended December 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------
18

Notes to Financial Statements

DECEMBER 31, 2006

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $2,555,865 of qualified dividend income for the fiscal year ended December 31, 2006.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended December 31, 2006, of $1,941,168 qualify for the corporate dividends received deduction.

As of December 31, 2006, the fund designates $310,476 as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

------
19

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                                2006      2005       2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $15.50    $12.00     $13.17     $9.14     $5.30
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              (0.01)     0.01       --(2)     0.02      0.04
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         4.18      3.49      (1.09)     4.21      3.82
--------------------------------------------------------------------------------
  Total From
  Investment Operations          4.17      3.50      (1.09)     4.23      3.86
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.05)       --      (0.08)    (0.21)    (0.04)
--------------------------------------------------------------------------------
Redemption Fees(1)               0.01      --(2)      --(2)     0.01      0.02
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $19.63    $15.50     $12.00    $13.17     $9.14
================================================================================
  TOTAL RETURN(3)               27.03%    29.17%     (8.17)%   46.70%    73.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets               0.67%     0.67%      0.68%     0.69%     0.69%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             (0.03)%     0.11%    (0.03)%     0.22%     0.57%
-------------------------
Portfolio Turnover Rate            18%        5%        14%       22%       31%
-------------------------
Net Assets, End of Period
(in thousands)              $1,071,545  $775,971   $693,197  $736,363  $421,534
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
20

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                2006      2005       2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $15.46    $12.00     $13.19     $9.14     $5.30
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              (0.05)    (0.02)     (0.03)     --(2)     --(2)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         4.18      3.48      (1.09)     4.22      3.83
--------------------------------------------------------------------------------
  Total From
  Investment Operations          4.13      3.46      (1.12)     4.22      3.83
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.01)       --      (0.07)    (0.18)    (0.01)
--------------------------------------------------------------------------------
Redemption Fees(1)               0.01      --(2)      --(2)     0.01      0.02
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $19.59    $15.46     $12.00    $13.19     $9.14
================================================================================
  TOTAL RETURN(3)               26.77%    28.94%     (8.49)%   46.37%    72.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets               0.92%     0.92%      0.93%     0.94%     0.94%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             (0.28)%   (0.14)%    (0.28)%   (0.02)%     0.32%
-------------------------
Portfolio Turnover Rate            18%        5%        14%       22%       31%
-------------------------
Net Assets, End of Period
(in thousands)                  $6,206    $5,311     $4,740    $3,205    $1,118
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
21

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds, Inc. and
Shareholders of the Global Gold Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Gold Fund (one of the ten funds comprising the American Century Quantitative Equity Funds, Inc.,
hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2007

------
22

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
23

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Intraware, Inc.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
24

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
25

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
26

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
27

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FT-SE(reg.tm) GOLD MINES INDEX(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The FUND BENCHMARK was the Benham North American Gold Equities Index from inception through February 1996. From March 1996 through December 1997, the benchmark was the FT-SE Gold Mines Index. Since January 1998, the benchmark has been a proprietary index developed and monitored by American Century that is intended to reflect the entire gold market. The Global Gold fund custom benchmark is approximately two-thirds North American, 20% African, and 10%
Australian gold company stocks.

The LIPPER GOLD FUND INDEX tracks total return performance of the largest funds within the Lipper Gold Fund category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or gold bullion.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(SM) is a
market-capitalization-weighted index designed to measure global developed-market equity performance.

The ROGERS INTERNATIONAL COMMODITIES INDEX (RICI) was developed by Jim Rogers in
1998. It represents the value of a basket of 35 commodities used in the global economy, including agricultural and energy products, metals, and minerals.

(1) The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is a
    trademark of the London Stock Exchange Limited and the Financial Times Ltd.
    and is used by FT-SE International Limited under license. FT-SE
    International Limited does not sponsor, endorse, or promote the fund.

------
28

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0702                     (c)2007 American Century Proprietary Holdings, Inc.
SH-ANN-52873N            All rights reserved.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report                                                  December 31, 2006

[photo of winter scene]

Utilities Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We have the privilege of providing you with the annual report for the American
Century Utilities Fund for the 12 months ended December 31, 2006. We've gathered this information to help you monitor your investment. Another resource is our website, americancentury.com, where we post company news, portfolio commentaries, investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news, American Century announced the following leadership changes. Chief Investment Officer Mark Mallon will retire in the first quarter of 2007, after nearly a decade at American Century. Effective January 1, 2007, former International Equity CIO Enrique Chang became CIO with responsibilities for the entire investment management operation. Before joining American Century in 2006, Enrique worked at Munder Capital Management, serving the last four years as president and CIO.

In January 2007, President and Chief Executive Officer Bill Lyons announced his retirement after nearly 20 years at American Century. Chief Financial Officer
Jonathan Thomas will be appointed president and CEO effective March 1, 2007.
Since 2005, Jonathan has overseen American Century's financial area, with additional responsibilities in purchasing, facilities, real estate, information technology, operations, and human resources. Jonathan also serves on the corporate Board of Directors, and will report to the Board in his new position.
Before joining American Century, Jonathan was a managing director and global chief operating officer of Morgan Stanley's investment division, and worked in senior leadership roles for Bank of America, Boston Financial Services, and
Fidelity Investments.

We wish to thank Mark and Bill for their many years of distinguished service--American Century is a stronger company as a result of their hard work.
And we firmly believe their roles in our firm are transitioning to two talented, committed, and experienced top executives.

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . . . . . .2

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Enrique Chang]

BY ENRIQUE CHANG, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

ECONOMIC GROWTH SURGED, THEN MODERATED

Economic growth--along with commodity prices, short-term interest rates, and inflation--surged early in the 12-month period ended December 31, 2006. But growth and inflation moderated in the second half of the year, when the Federal
Reserve (the Fed) halted its two-year string of interest rate hikes.

After a hurricane-related slowdown in the fourth quarter of 2005, U.S. gross domestic product grew in the first quarter of 2006 at a 5.6% annualized pace, the highest level in more than two years. The Fed steadily raised short-term interest rates through June 2006 to keep inflation--including pressures from soaring commodity prices--in check. The Fed finally snapped its string of rate hikes in August 2006, leaving its target at 5.25%, a five-year high. By then, economic growth had slowed, dragged down in part by a cooling housing market.

DOUBLE-DIGIT STOCK INDEX RETURNS

The Fed's pause and expectations for lower interest rates and mild inflation in
2007 helped produce double-digit stock index returns for 2006. Market rallies at the start and end of the year offset a late-spring/early-summer selloff. Growth stocks flourished in the latter rally, but value stocks outperformed growth for the full year. Likewise, though large-cap stocks gained ground late in the period, small-caps posted higher returns for the full year.

SENTIMENT REVERSED IN MAY AND JULY

Early in 2006, investors celebrated a dip in crude oil prices and strong economic growth by pushing stock prices higher. The small-cap Russell 2000 Index led the way, surging 13.92% by April 30. Sentiment changed in early May, however, when the Fed made it clear that more interest rate hikes might be necessary to control inflation. Between April 30 and July 15, the S&P 500 fell
5.28%, and the Russell 2000 more than doubled that loss as investors desired larger, more stable companies.

The selloff ended in late July after Fed chairman Ben Bernanke predicted inflation would moderate. The Fed's subsequent rate pause in August and plunging energy prices triggered a substantial stock rebound during the last five months of the year.

U.S. STOCK INDEX RETURNS
For the 12 months ended December 31, 2006
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (LARGE-CAP)                               15.46%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                     9.07%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                     22.25%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                                         15.26%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                  10.66%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                   20.22%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (SMALL-CAP)                               18.37%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                    13.35%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                     23.48%
--------------------------------------------------------------------------------

------
2

Utilities - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           24.99%     9.73%      9.69%       9.34%         3/1/93
--------------------------------------------------------------------------------
FUND BENCHMARK(1)        27.20%     8.34%      9.82%       9.64%(2)        --
--------------------------------------------------------------------------------
S&P 500 INDEX(3)         15.79%     6.19%      8.42%      10.82%(2)        --
--------------------------------------------------------------------------------
Advisor Class            24.62%     9.44%        --        6.35%         6/25/98
--------------------------------------------------------------------------------

(1) See Index Definitions pages.

(2) Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
3

Utilities - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    35.82%   27.43%   11.46%    3.97%  -20.97%  -27.44%   23.96%   23.81%   14.30%   24.99%
---------------------------------------------------------------------------------------------------------
Fund benchmark    34.50%   33.29%   12.36%    2.17%  -16.90%  -32.28%   25.38%   24.34%   11.14%   27.20%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     33.36%   28.58%   21.04%   -9.10%  -11.89%  -22.10%   28.68%   10.88%    4.91%   15.79%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Utilities - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND AND JOE STERLING

PERFORMANCE SUMMARY

Utilities gained 24.99%* for the 12 months ended December 31, 2006, compared with the 27.20% return of its custom benchmark (defined on page 27), and the
30.57%** return of the Russell 1000 Utilities Index. The S&P 500, a broad market measure, returned 15.79%. 2006 marked the third straight year in which the fund and its benchmark outperformed the S&P 500.

We received positive absolute contributions from all but one of the industries in which we were invested. However, several of our portfolio positions, most notably diversified telecommunication services, lagged those of our custom benchmark.

TOUGH CALLS IN TELECOM

Our investments in diversified telecom contributed most to total return during the period but also hindered relative performance more than any other industry.
A combination of underweight positions and unfavorable security selection was to blame.

Our largest underweights included the major diversified telecom services providers, most of which posted double- or even triple-digit gains. Our underweights in AT&T and BellSouth--the two largest positions in the custom benchmark--hurt relative performance as both stocks rallied in advance of their year-end merger. Though we're gradually increasing our exposure in the diversified telecom industry, the change has been neither fast nor ample enough to capture as much of that group's powerful performance as we would have liked.

Other telecom companies provided strong absolute performance, including
Beijing-based China Mobile, which finished the reporting period as our top-contributing stock. The world's largest cell-phone operator by users, China
Mobile reported that it added a record number of new subscribers in November.

UTILITIES MARKET RETURNS
For the 12 months ended December 31, 2006
--------------------------------------------------------------------------------
BROAD UTILITIES MARKET
--------------------------------------------------------------------------------
Lipper Utility Fund Index                              26.89%
--------------------------------------------------------------------------------
Russell 1000 Utilities Index                           30.57%
--------------------------------------------------------------------------------
PRIMARY UTILITIES INDUSTRIES IN FUND BENCHMARK
--------------------------------------------------------------------------------
Diversified Telecommunication Services                 48.01%
--------------------------------------------------------------------------------
Gas Utilities                                          30.07%
--------------------------------------------------------------------------------
Independent Power Producers                            25.38%
--------------------------------------------------------------------------------
Electric Utilities                                     24.44%
--------------------------------------------------------------------------------
Wireless Telecommunication Services                    21.26%
--------------------------------------------------------------------------------
Multi-Utilities                                        19.56%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Sempra Energy                               4.6%                  4.1%
--------------------------------------------------------------------------------
AT&T Inc.                                   4.5%                  3.8%
--------------------------------------------------------------------------------
PG&E Corp.                                  4.3%                  3.9%
--------------------------------------------------------------------------------
Verizon
Communications Inc.                         4.1%                  3.2%
--------------------------------------------------------------------------------
TXU Corp.                                   3.2%                  4.6%
--------------------------------------------------------------------------------
Constellation
Energy Group Inc.                           2.7%                  2.4%
--------------------------------------------------------------------------------
FirstEnergy Corp.                           2.6%                  2.6%
--------------------------------------------------------------------------------
Telefonica SA ADR                           2.4%                  1.6%
--------------------------------------------------------------------------------
FPL Group, Inc.                             2.3%                  1.7%
--------------------------------------------------------------------------------
AES Corp. (The)                             2.2%                  1.9%
--------------------------------------------------------------------------------

 *All fund returns referenced in this commentary are for Investor Class shares.

**The Russell 1000 Utilities Index returned 5.93% and 6.84% for the 5- and
  10-year periods ended December 31, 2006, respectively.

                                                                    (continued)

------
5

Utilities - Portfolio Commentary

POWER COMPANIES ENERGIZED RELATIVE PERFORMANCE

Our positions in the multi-utilities and electric utilities industries contributed most to performance against the benchmark, an outcome attributable to effective security selection. One top stock was U.K.-based Scottish Power plc, a non-benchmark holding that operates wind farms and supplies electricity to more than five million homes and businesses.

Another U.K. success was National Grid plc, also a non-benchmark holding. One of the world's largest utility companies, its profits increased 12% for the six months ended September 30, 2006, driven in part by the performance of its U.S.
electricity and gas distribution business.

Favorable stock selection also yielded a top contributor in Oklahoma-based natural gas utility ONEOK, which reported increased quarterly profits. The firm also raised its 2007 earnings forecast, stating that a settlement in a Kansas case will allow for rate increases in the months ahead.

STARTING POINT FOR THE NEXT REPORT PERIOD

After three straight years of outperforming the broad market, we are moderating our expectations. We believe the valuations on electric utilities have become increasingly stretched and that telecoms--which outperformed the broader market by a significant margin in 2006--could continue to provide market leadership.

As of December 31, 2006, we had a moderately overweight position in the gas utilities industry compared to that of our benchmark because our quantitative process identified numerous opportunities in this area. Also, because our quantitative system has ranked telecom stocks higher in recent months, we will continue to bolster our position in the telecommunications sector, where we remain significantly underweight.

INDUSTRY BREAKDOWN
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Multi-Utilities                             26.6%                 26.3%
--------------------------------------------------------------------------------
Integrated Telecom.
Services                                    22.2%                 19.8%
--------------------------------------------------------------------------------
Electric Utilities                          20.3%                 21.4%
--------------------------------------------------------------------------------
Independent Power
Producers &
Energy Traders                              11.6%                  9.0%
--------------------------------------------------------------------------------
Gas Utilities                                8.8%                  8.3%
--------------------------------------------------------------------------------
Wireless Telecom.
Services                                     7.4%                  8.6%
--------------------------------------------------------------------------------
Other Industries                             2.4%                  5.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                           0.7%                  1.4%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Domestic
Common Stocks                               82.3%                 82.0%
--------------------------------------------------------------------------------
Foreign
Common Stocks(2)                            17.0%                 16.6%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                         99.3%                 98.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.5%                  1.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(3)                          (0.8)%                 0.1%
--------------------------------------------------------------------------------

(2) Includes depositary shares, dual listed securities and foreign ordinary shares.

(3) Includes collateral received for securities lending and other assets and liabilities.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -        EXPENSE
                        7/1/06         12/31/06         12/31/06        RATIO*
--------------------------------------------------------------------------------
UTILITIES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,179.10         $3.68          0.67%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,177.80         $5.05          0.92%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.83         $3.41          0.67%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.57         $4.69          0.92%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Utilities - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%

COMMUNICATIONS EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           82,000  Nokia Oyj ADR                                   $  1,666,240
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
          487,800  MacArthur Coal Ltd. ORD(1)                         2,119,089
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 20.3%
--------------------------------------------------------------------------------
          175,440  American Electric Power                            7,470,235
--------------------------------------------------------------------------------
           60,800  DPL Inc.(1)                                        1,689,024
--------------------------------------------------------------------------------
            5,500  E.On AG ADR                                          248,545
--------------------------------------------------------------------------------
           11,500  E.On AG ORD                                        1,560,664
--------------------------------------------------------------------------------
          159,000  Edison International                               7,231,320
--------------------------------------------------------------------------------
            3,300  EDP - Energias de Portugal
                   SA ADR                                               167,178
--------------------------------------------------------------------------------
          676,900  EDP - Energias de Portugal
                   SA ORD                                             3,430,421
--------------------------------------------------------------------------------
           65,800  Entergy Corp.                                      6,074,656
--------------------------------------------------------------------------------
          115,800  Exelon Corporation                                 7,166,862
--------------------------------------------------------------------------------
          146,000  FirstEnergy Corp.                                  8,790,660
--------------------------------------------------------------------------------
          146,800  FPL Group, Inc.                                    7,988,856
--------------------------------------------------------------------------------
          110,800  Pinnacle West Capital Corp.                        5,610,912
--------------------------------------------------------------------------------
          173,400  PPL Corporation                                    6,214,656
--------------------------------------------------------------------------------
            2,142  Scottish Power plc ADR                               125,157
--------------------------------------------------------------------------------
          236,469  Scottish Power plc ORD                             3,464,525
--------------------------------------------------------------------------------
           57,200  Southern Co.                                       2,108,392
--------------------------------------------------------------------------------
                                                                     69,342,063
--------------------------------------------------------------------------------
GAS UTILITIES -- 8.8%
--------------------------------------------------------------------------------
          110,200  AGL Resources Inc.(1)                              4,287,882
--------------------------------------------------------------------------------
          127,900  Energen Corp.                                      6,003,626
--------------------------------------------------------------------------------
          120,800  National Fuel Gas Co.(1)                           4,655,632
--------------------------------------------------------------------------------
          112,900  NICOR Inc.(1)                                      5,283,720
--------------------------------------------------------------------------------
          151,700  ONEOK, Inc.                                        6,541,304
--------------------------------------------------------------------------------
           38,900  Questar Corp.                                      3,230,645
--------------------------------------------------------------------------------
                                                                     30,002,809
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 11.6%
--------------------------------------------------------------------------------
          346,000  AES Corp. (The)(2)                                 7,625,840
--------------------------------------------------------------------------------
          133,500  Constellation Energy Group
                   Inc.                                               9,194,145
--------------------------------------------------------------------------------
            1,517  Dynegy Inc. Cl A(2)                                   10,983
--------------------------------------------------------------------------------
           82,600  Huaneng Power International
                   Inc. ADR(1)                                        2,967,818
--------------------------------------------------------------------------------
          152,800  Mirant Corp.(2)                                    4,823,896
--------------------------------------------------------------------------------
           77,200  NRG Energy Inc.(2)                                 4,323,972
--------------------------------------------------------------------------------
          200,600  TXU Corp.                                         10,874,526
--------------------------------------------------------------------------------
                                                                     39,821,180
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 22.2%
--------------------------------------------------------------------------------
          428,961  AT&T Inc.                                       $ 15,335,356
--------------------------------------------------------------------------------
          145,400  BellSouth Corp.                                    6,849,794
--------------------------------------------------------------------------------
           34,000  CenturyTel Inc.                                    1,484,440
--------------------------------------------------------------------------------
          117,100  Citizens Communications
                   Company                                            1,682,727
--------------------------------------------------------------------------------
          126,200  Commonwealth Telephone
                   Enterprises, Inc.                                  5,282,732
--------------------------------------------------------------------------------
           60,800  CT Communications, Inc.(1)                         1,393,536
--------------------------------------------------------------------------------
           48,467  Embarq Corp.                                       2,547,426
--------------------------------------------------------------------------------
          325,900  Koninklijke Royal KPN N.V.
                   ORD                                                4,632,247
--------------------------------------------------------------------------------
          620,500  Qwest Communications
                   International Inc.(1)(2)                           5,193,585
--------------------------------------------------------------------------------
          128,700  Telefonica SA ADR(1)                               8,204,625
--------------------------------------------------------------------------------
          241,400  Telefonos de Mexico SA de CV
                   Series L ADR(1)                                    6,817,136
--------------------------------------------------------------------------------
          374,099  Verizon Communications Inc.                       13,931,447
--------------------------------------------------------------------------------
          176,645  Windstream Corp.                                   2,511,892
--------------------------------------------------------------------------------
                                                                     75,866,943
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 26.6%
--------------------------------------------------------------------------------
          121,000  Alliant Energy Corp.                               4,570,170
--------------------------------------------------------------------------------
           34,300  Ameren Corp.(1)                                    1,842,939
--------------------------------------------------------------------------------
          231,100  Avista Corp.(1)                                    5,849,141
--------------------------------------------------------------------------------
          296,600  CenterPoint Energy, Inc.(1)                        4,917,628
--------------------------------------------------------------------------------
          208,500  CMS Energy Corp.(2)                                3,481,950
--------------------------------------------------------------------------------
           52,600  Consolidated Edison, Inc.(1)                       2,528,482
--------------------------------------------------------------------------------
           16,656  Dominion Resources Inc.                            1,396,439
--------------------------------------------------------------------------------
          224,704  Duke Energy Corp.                                  7,462,420
--------------------------------------------------------------------------------
           99,300  Energy East Corp.                                  2,462,640
--------------------------------------------------------------------------------
           67,100  KeySpan Corporation                                2,763,178
--------------------------------------------------------------------------------
          120,600  MDU Resources Group, Inc.                          3,092,184
--------------------------------------------------------------------------------
            4,387  National Grid plc ADR                                318,584
--------------------------------------------------------------------------------
          237,048  National Grid plc ORD                              3,421,935
--------------------------------------------------------------------------------
          142,842  NSTAR                                              4,908,051
--------------------------------------------------------------------------------
          312,900  PG&E Corp.(1)                                     14,809,557
--------------------------------------------------------------------------------
          106,000  PNM Resources Inc.(1)                              3,296,600
--------------------------------------------------------------------------------
           37,500  Public Service Enterprise
                   Group Inc.                                         2,489,250
--------------------------------------------------------------------------------
          281,600  Sempra Energy                                     15,761,152
--------------------------------------------------------------------------------
          242,000  XCEL Energy Inc.(1)                                5,580,520
--------------------------------------------------------------------------------
                                                                     90,952,820
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION -- 1.3%
--------------------------------------------------------------------------------
           21,800  Kinder Morgan, Inc.                                2,305,350
--------------------------------------------------------------------------------
           64,300  TransCanada Corp.(1)                               2,247,285
--------------------------------------------------------------------------------
                                                                      4,552,635
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Utilities - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 7.4%
--------------------------------------------------------------------------------
           66,200  ALLTEL Corp.                                    $  4,003,776
--------------------------------------------------------------------------------
          113,900  America Movil SAB de CV
                   Series L ADR                                       5,150,558
--------------------------------------------------------------------------------
          120,800  China Mobile Ltd. ADR(1)                           5,220,976
--------------------------------------------------------------------------------
          122,600  Philippine Long Distance
                   Telephone Co. ADR(1)                               6,268,538
--------------------------------------------------------------------------------
          254,042  Sprint Nextel Corp.                                4,798,853
--------------------------------------------------------------------------------
                                                                     25,442,701
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $226,852,259)                                                 339,766,480
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.5%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 4.625% - 8.75%, 3/31/08 -
5/15/20, valued at $5,402,549), in a joint
trading account at 4.60%, dated 12/29/06,
due 1/2/07 (Delivery value $5,302,709)
(Cost $5,300,000)                                                     5,300,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 14.4%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.26%, dated
12/26/06, due 1/2/07 (Delivery value
$15,015,342)                                                         15,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.27%, dated 12/29/06,
due 1/2/07 (Delivery value $2,001,171)                                2,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%, dated
12/29/06, due 1/2/07 (Delivery value
$12,006,867)                                                         12,000,000
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.17%, dated
12/29/06, due 1/2/07 (Delivery value
$5,328,172)                                                        $  5,325,113
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.10%, dated
12/29/06, due 1/2/07 (Delivery value
$5,002,833)                                                           5,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.15%, dated
12/29/06, due 1/2/07 (Delivery value
$10,005,722)                                                         10,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $49,325,113)                                                   49,325,113
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 115.2%
(Cost $281,477,372)                                                 394,391,593
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (15.2)%                                              (52,110,430)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $342,281,163
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Security, or a portion thereof, was on loan as of December 31, 2006.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $232,152,259) --
including $48,393,681 of securities on loan                        $345,066,480
-------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $49,325,113)                   49,325,113
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $281,477,372)        394,391,593
-------------------------------------------------------------
Dividends and interest receivable                                       767,385
--------------------------------------------------------------------------------
                                                                    395,158,978
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan               49,325,113
-------------------------------------------------------------
Disbursements in excess of demand deposit cash                          372,633
-------------------------------------------------------------
Payable for investments purchased                                     2,987,371
-------------------------------------------------------------
Accrued management fees                                                 190,346
-------------------------------------------------------------
Distribution fees payable                                                 1,176
-------------------------------------------------------------
Service fees payable                                                      1,176
--------------------------------------------------------------------------------
                                                                     52,877,815
--------------------------------------------------------------------------------

NET ASSETS                                                         $342,281,163
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $266,223,638
-------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (36,857,109)
-------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         112,914,634
--------------------------------------------------------------------------------
                                                                   $342,281,163
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $336,671,823
-------------------------------------------------------------
Shares outstanding                                                   20,653,595
-------------------------------------------------------------
Net asset value per share                                                $16.30
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $5,609,340
-------------------------------------------------------------
Shares outstanding                                                      344,472
-------------------------------------------------------------
Net asset value per share                                                $16.28
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Dividends (net of foreign taxes withheld $123,996)                  $ 9,169,581
-------------------------------------------------------------
Interest                                                                197,497
-------------------------------------------------------------
Securities lending                                                       27,451
--------------------------------------------------------------------------------
                                                                      9,394,529
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                       1,886,751
-------------------------------------------------------------
Distribution fees -- Advisor Class                                       12,835
-------------------------------------------------------------
Service fees -- Advisor Class                                            12,835
-------------------------------------------------------------
Directors' fees and expenses                                              8,208
-------------------------------------------------------------
Other expenses                                                           12,329
--------------------------------------------------------------------------------
                                                                      1,932,958
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                          7,461,571
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
and foreign currency transactions                                    19,134,686
-------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets and
liabilities in foreign currencies                                    37,729,776
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              56,864,462
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $64,326,033
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2006           2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                        $  7,461,571   $  8,472,487
----------------------------------------------
Net realized gain (loss)                              19,134,686      1,844,502
----------------------------------------------
Change in net unrealized
appreciation (depreciation)                           37,729,776     21,998,494
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             64,326,033     32,315,483
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                      (7,507,804)    (8,392,487)
----------------------------------------------
  Advisor Class                                         (121,017)      (123,104)
--------------------------------------------------------------------------------
Decrease in net assets from distributions             (7,628,821)    (8,515,591)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      (13,349,407)    78,922,751
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 43,347,805    102,722,643

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  298,933,358    196,210,715
--------------------------------------------------------------------------------
End of period                                       $342,281,163   $298,933,358
================================================================================

Undistributed net investment income                           --        $22,520
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agree-

                                                                    (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ment is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the fund. Distributions from net realized gains for the fund, if any, are generally declared and paid twice per year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the year ended December 31, 2006 was 0.67% and 0.42% for the Investor Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended December 31, 2006, are detailed in the Statement of
Operations.

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

During the year ended December 31, 2006, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase &
Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2006, were $126,856,492 and $139,243,982, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                                6,464,247     $  95,593,005
---------------------------------------------
Issued in reinvestment of distributions               470,275         6,845,412
---------------------------------------------
Redeemed                                           (8,108,034)     (114,048,890)
--------------------------------------------------------------------------------
Net increase (decrease)                            (1,173,512)    $ (11,610,473)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                               14,163,303     $ 185,770,469
---------------------------------------------
Issued in reinvestment of distributions               571,921         7,609,971
---------------------------------------------
Redeemed                                           (9,003,339)     (118,951,688)
--------------------------------------------------------------------------------
Net increase (decrease)                             5,731,885     $  74,428,752
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                   72,719       $ 1,088,742
---------------------------------------------
Issued in reinvestment of distributions                 8,334           120,403
---------------------------------------------
Redeemed                                             (211,390)       (2,948,079)
--------------------------------------------------------------------------------
Net increase (decrease)                              (130,337)      $(1,738,934)
================================================================================
YEAR ENDED DECEMBER 31, 2005

SHARES AUTHORIZED                                  10,000,000
================================================================================
Sold                                                  449,868       $ 6,005,823
---------------------------------------------
Issued in reinvestment of distributions                 9,114           122,182
---------------------------------------------
Redeemed                                             (125,504)       (1,634,006)
--------------------------------------------------------------------------------
Net increase (decrease)                               333,478       $ 4,493,999
================================================================================

                                                                    (continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2006

5. SECURITIES LENDING

As of December 31, 2006, securities in the fund valued at $48,393,681 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $49,325,113. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the year ended
December 31, 2006.

7. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                          2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                        $7,628,821    $8,515,591
--------------------------------------------------------------------------------
Long-term capital gains                                        --            --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
17

Notes to Financial Statements

DECEMBER 31, 2006

8. FEDERAL TAX INFORMATION (CONTINUED)

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $282,201,259
================================================================================
Gross tax appreciation of investments                              $112,500,885
-------------------------------------------------------------
Gross tax depreciation of investments                                  (310,551)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $112,190,334
================================================================================
Net tax appreciation (depreciation) on derivatives and
translation of assets and liabilities in foreign currencies                 413
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                                $112,190,747
================================================================================
Undistributed ordinary income                                                --
-------------------------------------------------------------
Accumulated capital losses                                         $(36,133,222)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.

The capital loss carryovers expire as follows:

-------------------------------------
        2010             2011
-------------------------------------
    $(29,675,717)    $(6,457,505)
-------------------------------------

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $7,628,821 of qualified dividend income for the fiscal year ended December 31, 2006.

For corporate taxpayers, $6,935,753 of ordinary income distributions paid during the fiscal year ended December 31, 2006, qualify for the corporate dividends received deduction.

------
18

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                             2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $13.40     $12.08     $10.02      $8.31     $11.81
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)            0.38       0.40       0.30       0.25       0.26
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      2.92       1.32       2.05       1.71      (3.49)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       3.30       1.72       2.35       1.96      (3.23)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.40)     (0.40)     (0.29)     (0.25)     (0.27)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $16.30     $13.40     $12.08     $10.02      $8.31
================================================================================
  TOTAL RETURN(2)            24.99%     14.30%     23.81%     23.96%    (27.44)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            0.68%      0.67%      0.68%      0.69%      0.69%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            2.62%      3.09%      2.79%      2.85%      2.79%
-------------------------
Portfolio Turnover Rate         45%        21%        31%        34%        26%
-------------------------
Net Assets, End of Period
(in thousands)             $336,672   $292,575   $194,505   $143,403   $119,327
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
19

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                             2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $13.39     $12.07     $10.01      $8.30     $11.80
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)            0.35       0.38       0.27       0.23       0.24
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      2.90       1.30       2.05       1.71      (3.49)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       3.25       1.68       2.32       1.94      (3.25)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.36)     (0.36)     (0.26)     (0.23)     (0.25)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $16.28     $13.39     $12.07     $10.01      $8.30
================================================================================
  TOTAL RETURN(2)            24.62%     14.02%     23.53%     23.68%    (27.65)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            0.93%      0.92%      0.93%      0.94%      0.94%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            2.37%      2.84%      2.54%      2.60%      2.54%
-------------------------
Portfolio Turnover Rate         45%        21%        31%        34%        26%
-------------------------
Net Assets, End of Period
(in thousands)               $5,609     $6,358     $1,706     $1,222     $1,100
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
20

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds, Inc. and
Shareholders of the Utilities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Utilities Fund (one of the ten funds comprising the American Century Quantitative Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2007

------
21

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
22

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Intraware, Inc.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
23

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
24

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
25

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
26

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FUND BENCHMARK consists of approximately 120 utilities stocks that meet the fund's investment criteria. The benchmark's composition is approximately 50%
electric and natural gas, 45% telecommunications, and 5% other utilities-related companies.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in
Lipper Inc.'s utilities fund category. Each fund in the category is at least 65%
invested in utilities stocks.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000(reg.tm) UTILITIES INDEX, a sub-index of the Russell 1000 Index, is a capitalization-weighted index of companies in industries heavily affected by government regulation, including among others, basic public service providers
(electricity, gas and water), telecommunication services, and oil and gas companies.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

                                                                    (continued)

------
27

Index Definitions

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
28

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0702                     (c)2007 American Century Proprietary Holdings, Inc.
SH-ANN-52869N            All rights reserved.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report                                                  December 31, 2006

[photo of winter scene]

Long-Short Equity Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We have the privilege of providing you with the annual report for the American
Century Long-Short Equity Fund for the 12 months ended December 31, 2006. We've gathered this information to help you monitor your investment. Another resource is our website, americancentury.com, where we post company news, portfolio commentaries, investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news, American Century announced the following leadership changes. Chief Investment Officer Mark Mallon will retire in the first quarter of 2007, after nearly a decade at American Century. Effective January 1, 2007, former International Equity CIO Enrique Chang became CIO with responsibilities for the entire investment management operation. Before joining American Century in 2006, Enrique worked at Munder Capital Management, serving the last four years as president and CIO.

In January 2007, President and Chief Executive Officer Bill Lyons announced his retirement after nearly 20 years at American Century. Chief Financial Officer
Jonathan Thomas will be appointed president and CEO effective March 1, 2007.
Since 2005, Jonathan has overseen American Century's financial area, with additional responsibilities in purchasing, facilities, real estate, information technology, operations, and human resources. Jonathan also serves on the corporate Board of Directors, and will report to the Board in his new position.
Before joining American Century, Jonathan was a managing director and global chief operating officer of Morgan Stanley's investment division, and worked in senior leadership roles for Bank of America, Boston Financial Services, and
Fidelity Investments.

We wish to thank Mark and Bill for their many years of distinguished service--American Century is a stronger company as a result of their hard work.
And we firmly believe their roles in our firm are transitioning to two talented, committed, and experienced top executives.

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . . . . . .2

LONG-SHORT EQUITY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Enrique Chang]

BY ENRIQUE CHANG, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

ECONOMIC GROWTH SURGED, THEN MODERATED

Economic growth--along with commodity prices, short-term interest rates, and inflation--surged early in the 12-month period ended December 31, 2006. But growth and inflation moderated in the second half of the year, when the Federal
Reserve (the Fed) halted its two-year string of interest rate hikes.

After a hurricane-related slowdown in the fourth quarter of 2005, U.S. gross domestic product grew in the first quarter of 2006 at a 5.6% annualized pace, the highest level in more than two years. The Fed steadily raised short-term interest rates through June 2006 to keep inflation--including pressures from soaring commodity prices--in check. The Fed finally snapped its string of rate hikes in August 2006, leaving its target at 5.25%, a five-year high. By then, economic growth had slowed, dragged down in part by a cooling housing market.

DOUBLE-DIGIT STOCK INDEX RETURNS

The Fed's pause and expectations for lower interest rates and mild inflation in
2007 helped produce double-digit stock index returns for 2006. Market rallies at the start and end of the year offset a late-spring/early-summer selloff. Growth stocks flourished in the latter rally, but value stocks outperformed growth for the full year. Likewise, though large-cap stocks gained ground late in the period, small-caps posted higher returns for the full year.

SENTIMENT REVERSED IN MAY AND JULY

Early in 2006, investors celebrated a dip in crude oil prices and strong economic growth by pushing stock prices higher. The small-cap Russell 2000 Index led the way, surging 13.92% by April 30. Sentiment changed in early May, however, when the Fed made it clear that more interest rate hikes might be necessary to control inflation. Between April 30 and July 15, the S&P 500 fell
5.28%, and the Russell 2000 more than doubled that loss as investors desired larger, more stable companies.

The selloff ended in late July after Fed chairman Ben Bernanke predicted inflation would moderate. The Fed's subsequent rate pause in August and plunging energy prices triggered a substantial stock rebound during the last five months of the year.

U.S. STOCK INDEX RETURNS
For the 12 months ended December 31, 2006
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (LARGE-CAP)                               15.46%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                     9.07%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                     22.25%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                                         15.26%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                  10.66%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                   20.22%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (SMALL-CAP)                               18.37%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                    13.35%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                     23.48%
--------------------------------------------------------------------------------

------
2

Long-Short Equity - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                                      --------------
                                                      AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                           1 YEAR       INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                              5.08%         3.79%         9/30/05
--------------------------------------------------------------------------------
CITIGROUP 3-MONTH
TREASURY BILL INDEX(1)                      4.76%         4.55%           --
--------------------------------------------------------------------------------
Institutional Class                         5.30%         3.96%         9/30/05
--------------------------------------------------------------------------------
A Class                                                                 9/30/05
   No sales charge*                         4.93%         3.59%
   With sales charge*                      -1.13%        -1.20%
--------------------------------------------------------------------------------
B Class                                                                 9/30/05
   No sales charge*                         4.12%         2.79%
   With sales charge*                       0.12%        -0.40%
--------------------------------------------------------------------------------
C Class                                     4.12%         2.79%         9/30/05
--------------------------------------------------------------------------------
R Class                                     4.57%         3.30%         9/30/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2007 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

An investment in the fund will differ from an investment in 3-month U.S.
Treasury Bills, as Treasury Bills are backed by the full faith and credit of the
U.S. Government and have a fixed rate of return. An investment in the fund will carry risk to principal, and is more volatile than an investment in Treasury
Bills.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
3

Long-Short Equity - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 2005

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                                                                 2005*    2006
--------------------------------------------------------------------------------
Investor Class                                                  -0.30%    5.08%
--------------------------------------------------------------------------------
Citigroup 3-Month Treasury Bill Index                            0.91%    4.76%
--------------------------------------------------------------------------------
*From 9/30/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Long-Short Equity - Portfolio Commentary

PORTFOLIO MANAGERS: KURT BORGWARDT AND ZILI ZHANG

PERFORMANCE SUMMARY

Long-Short returned 5.08%* in 2006, compared with the 4.76% return of its benchmark, the Citigroup 3-Month Treasury Bill Index, and the 15.72% return of the Russell 3000 Index, a broad stock market measure.

Long-Short is designed to generate positive returns in all market environments, regardless of general stock market performance, so the fund uses a riskless asset--the three-month Treasury bill--as its benchmark. The fund achieved its objective of outperforming the benchmark in 2006, but it trailed the performance of the broad stock market by a considerable margin.

This result is not surprising given the strong equity returns during the year.
When the stock market's rising tide lifts nearly all boats, it is very difficult to profit from short positions, and that was the case in 2006--the fund's short positions suffered double-digit losses as a group. However, the portfolio's long positions produced sizable gains, more than offsetting the losses in our short positions.

ENERGY POSTED BEST RESULTS

The energy sector of the portfolio had the most significant positive impact on performance. Both our long and short positions in the energy sector enjoyed positive returns in 2006. The key was establishing long positions primarily in energy producers, which outperformed during the year, and short positions in selected energy equipment and services providers, which generally underperformed.

On the long side, the two best performance contributors in the portfolio were oil producers Kerr-McGee and Marathon Oil. Kerr-McGee was acquired by Anadarko
Petroleum at a substantial premium, while Marathon Oil reported robust profits that exceeded expectations as production increased and refining margins widened.

Among our short energy positions, CARBO Ceramics was the most noteworthy contributor. CARBO, which produces ceramic materials used in the oil drilling process, fell short of earnings expectations in two consecutive quarters as higher raw materials prices squeezed the company's profit margins.

LONG POSITIONS ADDED VALUE

Beyond energy, the fund's long positions contributed favorably to performance in almost every sector of the portfolio, led by the economically sensitive industrials and materials sectors. These two sectors were among the fund's biggest net long positions at the end of 2006.

Engineering services provider McDermott International and steel products maker
Nucor, both of which gained more than 70% in 2006, were among the top five contributors to performance. McDermott, which provides engineering services for offshore

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Common Stocks                              94.5%                  94.5%
--------------------------------------------------------------------------------
Securities Sold Short                     (92.5)%                (93.3)%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 3.0%                  10.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
5

Long-Short Equity - Portfolio Commentary

energy platforms and pipelines, benefited as drilling activity increased sharply, while rising prices and healthy global demand for steel led to strong profit growth for Nucor.

SHORT POSITIONS DETRACTED

The fund's short positions declined across the board, with the energy sector the only exception. Short positions fared worst among information technology and financial stocks. IT services provider Unisys was a major detractor in the tech sector; the company swung to a profit in 2006 as its restructuring plan began to bear fruit ahead of schedule. Among financial shorts, property management company Forest City Enterprises benefited from the generally robust environment for commercial property.

Our short position in steelmaker Oregon Steel Mills was the most significant individual detractor from performance in the portfolio. The company benefited from strong demand and was acquired by a Russian steel company late in the year.

The best-performing short position in the portfolio was generic drug maker Par
Pharmaceutical Companies. The stock fell sharply in the first half of the year after accounting errors forced the company to restate earnings.

STARTING POINT FOR THE NEXT REPORT PERIOD

The stock market ended 2006 with a four-year winning streak, but 2007 promised to bring some challenges for the market. A continued slowdown in the economy appeared likely after several years of expansion, and corporate earnings growth was expected to decelerate.

We will continue to pursue our "market neutral" investment approach, with approximately equal dollar amounts invested in long and short positions, and look to add value through prudent stock selection.

TOP TEN LONG HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
McDermott
International, Inc.                         2.2%                  2.3%
--------------------------------------------------------------------------------
Big Lots Inc.                               2.2%                  0.6%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         2.2%                    --
--------------------------------------------------------------------------------
Arch Capital Group Ltd.                     1.9%                  1.3%
--------------------------------------------------------------------------------
Kinetic Concepts Inc.                       1.8%                  2.4%
--------------------------------------------------------------------------------
Lexmark International,
Inc. Cl A                                   1.8%                    --
--------------------------------------------------------------------------------
Cummins Inc.                                1.8%                  3.1%
--------------------------------------------------------------------------------
EnCana Corp.                                1.8%                    --
--------------------------------------------------------------------------------
Granite Construction Inc.                   1.7%                    --
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Company
New York Shares                             1.6%                    --
--------------------------------------------------------------------------------

TOP TEN SHORT HOLDINGS
AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
Borders Group, Inc.                        (2.1)%                (0.6)%
--------------------------------------------------------------------------------
CARBO Ceramics Inc.                        (2.1)%                (1.3)%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                      (2.1)%                (2.5)%
--------------------------------------------------------------------------------
Agrium Inc.                                (2.0)%                   --
--------------------------------------------------------------------------------
H&R Block, Inc.                            (1.9)%                (0.3)%
--------------------------------------------------------------------------------
Crosstex Energy, Inc.                      (1.9)%                (1.4)%
--------------------------------------------------------------------------------
DTE Energy Company                         (1.9)%                   --
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group Inc. Cl A                     (1.9)%                   --
--------------------------------------------------------------------------------
Hexcel Corp.                               (1.8)%                (0.4)%
--------------------------------------------------------------------------------
Central Garden & Pet Co.                   (1.8)%                (0.3)%
--------------------------------------------------------------------------------

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -        EXPENSE
                        7/1/06         12/31/06         12/31/06        RATIO*
--------------------------------------------------------------------------------
LONG-SHORT EQUITY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000           $949.00         $16.60          3.38%
--------------------------------------------------------------------------------
Institutional Class     $1,000           $950.00         $15.63          3.18%
--------------------------------------------------------------------------------
A Class                 $1,000           $949.20         $17.83          3.63%
--------------------------------------------------------------------------------
B Class                 $1,000           $945.20         $21.48          4.38%
--------------------------------------------------------------------------------
C Class                 $1,000           $945.20         $21.48          4.38%
--------------------------------------------------------------------------------
R Class                 $1,000           $947.70         $19.05          3.88%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,008.17         $17.11          3.38%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,009.17         $16.10          3.18%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,006.91         $18.36          3.63%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,003.13         $22.11          4.38%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,003.13         $22.11          4.38%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,005.65         $19.61          3.88%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Long-Short Equity - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS(1) -- 94.5%

AEROSPACE & DEFENSE -- 0.1%
--------------------------------------------------------------------------------
             548   Lockheed Martin Corp.                           $     50,454
--------------------------------------------------------------------------------
              60   Raytheon Company                                       3,168
--------------------------------------------------------------------------------
                                                                         53,622
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
          15,964   ArvinMeritor Inc.                                    291,024
--------------------------------------------------------------------------------
             884   Tenneco Automotive Inc.(2)                            21,852
--------------------------------------------------------------------------------
                                                                        312,876
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.9%
--------------------------------------------------------------------------------
          83,434   Ford Motor Company                                   626,589
--------------------------------------------------------------------------------
           2,778   Harley-Davidson, Inc.                                195,766
--------------------------------------------------------------------------------
                                                                        822,355
--------------------------------------------------------------------------------
BEVERAGES -- 0.7%
--------------------------------------------------------------------------------
          20,557   Pepsi Bottling Group Inc.                            635,417
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.2%
--------------------------------------------------------------------------------
           7,985   Biogen Idec Inc.(2)                                  392,782
--------------------------------------------------------------------------------
          11,997   Cephalon, Inc.                                       844,709
--------------------------------------------------------------------------------
          29,373   ImClone Systems Inc.                                 786,021
--------------------------------------------------------------------------------
                                                                      2,023,512
--------------------------------------------------------------------------------
BUILDING PRODUCTS(3)
--------------------------------------------------------------------------------
             172   NCI Building Systems Inc.(2)                           8,901
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.7%
--------------------------------------------------------------------------------
           6,279   Calamos Asset Management,
                   Inc. Cl A                                            168,466
--------------------------------------------------------------------------------
           4,061   Goldman Sachs Group, Inc.
                   (The)                                                809,560
--------------------------------------------------------------------------------
             282   Lehman Brothers Holdings Inc.                         22,030
--------------------------------------------------------------------------------
           1,473   Mellon Financial Corp.                                62,087
--------------------------------------------------------------------------------
          17,508   Morgan Stanley                                     1,425,676
--------------------------------------------------------------------------------
                                                                      2,487,819
--------------------------------------------------------------------------------
CHEMICALS -- 3.3%
--------------------------------------------------------------------------------
          34,091   Celanese Corp., Series A                             882,275
--------------------------------------------------------------------------------
          28,240   H.B. Fuller Company                                  729,157
--------------------------------------------------------------------------------
             412   Hercules Inc.(2)                                       7,956
--------------------------------------------------------------------------------
          45,380   Lyondell Chemical Co.                              1,160,367
--------------------------------------------------------------------------------
           7,337   OM Group, Inc.                                       332,219
--------------------------------------------------------------------------------
             369   Westlake Chemical Corp.                               11,579
--------------------------------------------------------------------------------
                                                                      3,123,553
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
--------------------------------------------------------------------------------
           6,318   Administaff, Inc.                                    270,221
--------------------------------------------------------------------------------
           2,254   American Reprographics Co.(2)                         75,081
--------------------------------------------------------------------------------
          61,950   Covanta Holding Corp.(2)                           1,365,377
--------------------------------------------------------------------------------
           3,779   Deluxe Corp.                                          95,231
--------------------------------------------------------------------------------
           4,165   John H. Harland Company                              209,083
--------------------------------------------------------------------------------
           3,805   Manpower Inc.                                        285,109
--------------------------------------------------------------------------------
           7,726   Watson Wyatt Worldwide Inc.                          348,829
--------------------------------------------------------------------------------
                                                                      2,648,931
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          41,185   Interdigital Communications
                   Corp.                                           $  1,381,757
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.2%
--------------------------------------------------------------------------------
          31,282   Hewlett-Packard Co.                                1,288,506
--------------------------------------------------------------------------------
          23,047   Lexmark International, Inc.
                   Cl A(2)                                            1,687,040
--------------------------------------------------------------------------------
                                                                      2,975,546
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 4.1%
--------------------------------------------------------------------------------
          53,860   Chicago Bridge & Iron
                   Company New York Shares                            1,472,532
--------------------------------------------------------------------------------
           6,508   EMCOR Group Inc.                                     369,980
--------------------------------------------------------------------------------
           8,590   Foster Wheeler Ltd.(2)                               473,653
--------------------------------------------------------------------------------
          32,593   Granite Construction Inc.                          1,640,080
--------------------------------------------------------------------------------
                                                                      3,956,245
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.7%
--------------------------------------------------------------------------------
          31,204   AmeriCredit Corp.                                    785,405
--------------------------------------------------------------------------------
          17,629   Cash America International, Inc.                     826,800
--------------------------------------------------------------------------------
                                                                      1,612,205
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 2.3%
--------------------------------------------------------------------------------
           8,841   Pactiv Corp.(2)                                      315,535
--------------------------------------------------------------------------------
           6,902   Rock-Tenn Co. Cl A                                   187,113
--------------------------------------------------------------------------------
           6,086   Sonoco Products Co.                                  231,633
--------------------------------------------------------------------------------
          30,196   Temple-Inland Inc.                                 1,389,923
--------------------------------------------------------------------------------
                                                                      2,124,204
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
           7,109   Building Materials Holding Corp.                     175,521
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
           1,224   JPMorgan Chase & Co.                                  59,119
--------------------------------------------------------------------------------
           2,724   McGraw-Hill Companies, Inc.
                   (The)                                                185,287
--------------------------------------------------------------------------------
                                                                        244,406
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
         234,350   Cincinnati Bell Inc.                               1,070,980
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           2,929   Acuity Brands Inc.                                   152,425
--------------------------------------------------------------------------------
          11,931   General Cable Corp.                                  521,505
--------------------------------------------------------------------------------
           9,434   Regal-Beloit Corp.                                   495,379
--------------------------------------------------------------------------------
                                                                      1,169,309
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
--------------------------------------------------------------------------------
           3,780   AVX Corp.                                             55,906
--------------------------------------------------------------------------------
          46,928   Plexus Corp.(2)                                    1,120,641
--------------------------------------------------------------------------------
                                                                      1,176,547
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.1%
--------------------------------------------------------------------------------
             444   Core Laboratories N.V.(2)                             35,964
--------------------------------------------------------------------------------
          52,711   Grey Wolf Inc.                                       361,597
--------------------------------------------------------------------------------
          20,970   Halliburton Co.                                      651,119
--------------------------------------------------------------------------------
                                                                      1,048,680
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Long-Short Equity - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
          15,839   Pantry Inc. (The)                               $    741,899
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
           9,688   ConAgra Foods, Inc.                                  261,576
--------------------------------------------------------------------------------
           9,969   McCormick & Company, Inc.                            384,405
--------------------------------------------------------------------------------
                                                                        645,981
--------------------------------------------------------------------------------
GAS UTILITIES(3)
--------------------------------------------------------------------------------
             224   New Jersey Resources Corp.                            10,882
--------------------------------------------------------------------------------
              41   UGI Corp.                                              1,118
--------------------------------------------------------------------------------
                                                                         12,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
             244   Becton Dickinson & Co.                                17,117
--------------------------------------------------------------------------------
          16,734   Hillenbrand Industries, Inc.                         952,666
--------------------------------------------------------------------------------
          43,450   Kinetic Concepts Inc.                              1,718,447
--------------------------------------------------------------------------------
           9,564   West Pharmaceutical Services
                   Inc.                                                 489,964
--------------------------------------------------------------------------------
                                                                      3,178,194
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
--------------------------------------------------------------------------------
          17,741   AMERIGROUP Corporation(2)                            636,724
--------------------------------------------------------------------------------
           3,870   Apria Healthcare Group Inc.(2)                       103,136
--------------------------------------------------------------------------------
           9,783   Humana Inc.(2)                                       541,098
--------------------------------------------------------------------------------
          10,783   McKesson Corp.                                       546,698
--------------------------------------------------------------------------------
          18,441   WellCare Health Plans Inc.(2)                      1,270,585
--------------------------------------------------------------------------------
                                                                      3,098,241
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
--------------------------------------------------------------------------------
          10,811   Choice Hotels International Inc.                     455,143
--------------------------------------------------------------------------------
           4,157   Darden Restaurants, Inc.                             166,987
--------------------------------------------------------------------------------
           9,692   Jack in the Box Inc.                                 591,600
--------------------------------------------------------------------------------
           2,523   Papa John's International Inc.                        73,192
--------------------------------------------------------------------------------
                                                                      1,286,922
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
          42,113   Blyth Inc.                                           873,845
--------------------------------------------------------------------------------
             128   Newell Rubbermaid Inc.                                 3,706
--------------------------------------------------------------------------------
           1,916   Snap-on Incorporated                                  91,278
--------------------------------------------------------------------------------
                                                                        968,829
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 2.2%
--------------------------------------------------------------------------------
          31,204   AES Corp. (The)(2)                                   687,736
--------------------------------------------------------------------------------
          24,780   TXU Corp.                                          1,343,324
--------------------------------------------------------------------------------
                                                                      2,031,060
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.2%
--------------------------------------------------------------------------------
          40,543   McDermott International, Inc.(2)                   2,062,017
--------------------------------------------------------------------------------
INSURANCE -- 4.1%
--------------------------------------------------------------------------------
           2,772   American Financial Group, Inc.                        99,543
--------------------------------------------------------------------------------
          26,429   Arch Capital Group Ltd.(2)                         1,786,864
--------------------------------------------------------------------------------
          12,191   Axis Capital Holdings Limited                        406,814
--------------------------------------------------------------------------------
           9,220   Endurance Specialty Holdings
                   Ltd.                                                 337,268
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           3,203   HCC Insurance Holdings, Inc.                    $    102,784
--------------------------------------------------------------------------------
           6,392   Nationwide Financial Services
                   Cl A                                                 346,446
--------------------------------------------------------------------------------
          20,062   Philadelphia Consolidated
                   Holding Co.(2)                                       893,963
--------------------------------------------------------------------------------
                                                                      3,973,682
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.3%
--------------------------------------------------------------------------------
           7,323   Priceline.com Inc.                                   319,356
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.5%
--------------------------------------------------------------------------------
          28,395   RealNetworks Inc.(2)                                 310,641
--------------------------------------------------------------------------------
          79,952   United Online, Inc.                                1,061,763
--------------------------------------------------------------------------------
                                                                      1,372,404
--------------------------------------------------------------------------------
IT SERVICES -- 3.6%
--------------------------------------------------------------------------------
          55,046   Accenture Ltd. Cl A                                2,032,849
--------------------------------------------------------------------------------
          45,015   Acxiom Corp.                                       1,154,635
--------------------------------------------------------------------------------
           1,787   Global Payments Inc.                                  82,738
--------------------------------------------------------------------------------
             901   International Business
                   Machines Corp.                                        87,532
--------------------------------------------------------------------------------
                                                                      3,357,754
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
          21,338   Eastman Kodak Co.                                    550,520
--------------------------------------------------------------------------------
          30,755   Hasbro, Inc.                                         838,074
--------------------------------------------------------------------------------
           1,024   Marvel Entertainment, Inc.(2)                         27,556
--------------------------------------------------------------------------------
          15,240   Mattel, Inc.                                         345,338
--------------------------------------------------------------------------------
                                                                      1,761,488
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
           1,677   Applera Corporation - Applied
                   Biosystems Group                                      61,529
--------------------------------------------------------------------------------
MACHINERY -- 2.9%
--------------------------------------------------------------------------------
          14,244   Cummins Inc.                                       1,683,356
--------------------------------------------------------------------------------
          10,970   Manitowoc Co., Inc. (The)                            651,947
--------------------------------------------------------------------------------
             109   SPX Corp.                                              6,666
--------------------------------------------------------------------------------
           6,567   Terex Corp.(2)                                       424,097
--------------------------------------------------------------------------------
                                                                      2,766,066
--------------------------------------------------------------------------------
MEDIA -- 2.8%
--------------------------------------------------------------------------------
          28,248   DIRECTV Group, Inc. (The)(2)                         704,505
--------------------------------------------------------------------------------
          12,441   John Wiley & Sons Inc. Cl A                          478,605
--------------------------------------------------------------------------------
           7,776   Liberty Media Corp. - Capital,
                   Series A                                             761,893
--------------------------------------------------------------------------------
          31,634   Warner Music Group Corp.                             726,000
--------------------------------------------------------------------------------
                                                                      2,671,003
--------------------------------------------------------------------------------
METALS & MINING -- 2.5%
--------------------------------------------------------------------------------
             319   Chaparral Steel Co.                                   14,122
--------------------------------------------------------------------------------
          16,443   Nucor Corp.                                          898,774
--------------------------------------------------------------------------------
          43,147   Steel Dynamics Inc.                                1,400,121
--------------------------------------------------------------------------------
                                                                      2,313,017
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.3%
--------------------------------------------------------------------------------
          89,549   Big Lots Inc.(2)                                   2,052,463
--------------------------------------------------------------------------------
              52   Dollar Tree Stores Inc.(2)                             1,565
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Long-Short Equity - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

          14,586   Federated Department Stores,
                   Inc.                                            $    556,164
--------------------------------------------------------------------------------
           6,718   Kohl's Corp.(2)                                      459,713
--------------------------------------------------------------------------------
                                                                      3,069,905
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
--------------------------------------------------------------------------------
          13,905   Alpha Natural Resources, Inc.(2)                     197,868
--------------------------------------------------------------------------------
          36,275   EnCana Corp.                                       1,666,835
--------------------------------------------------------------------------------
          13,522   Exxon Mobil Corp.                                  1,036,190
--------------------------------------------------------------------------------
           8,963   Frontier Oil Corp.                                   257,597
--------------------------------------------------------------------------------
           7,197   Marathon Oil Corp.                                   665,723
--------------------------------------------------------------------------------
             129   Noble Energy Inc.                                      6,330
--------------------------------------------------------------------------------
           2,296   Plains Exploration &
                   Production Co.(2)                                    109,129
--------------------------------------------------------------------------------
           6,254   Sunoco, Inc.                                         389,999
--------------------------------------------------------------------------------
          11,749   Tesoro Corporation                                   772,732
--------------------------------------------------------------------------------
           1,375   Valero Energy Corp.                                   70,345
--------------------------------------------------------------------------------
                                                                      5,172,748
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          17,472   NBTY Inc.(2)                                         726,311
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.2%
--------------------------------------------------------------------------------
          47,143   Biovail Corp.                                        997,546
--------------------------------------------------------------------------------
          24,389   King Pharmaceuticals, Inc.                           388,273
--------------------------------------------------------------------------------
          44,763   ViroPharma Inc.                                      655,330
--------------------------------------------------------------------------------
                                                                      2,041,149
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%
--------------------------------------------------------------------------------
           1,414   Apartment Investment and
                   Management Co. Cl A                                   79,212
--------------------------------------------------------------------------------
             520   CBL & Associates Properties,
                   Inc.                                                  22,542
--------------------------------------------------------------------------------
          19,032   Cousins Properties Inc.                              671,259
--------------------------------------------------------------------------------
             230   PS Business Parks Inc.                                16,263
--------------------------------------------------------------------------------
          28,484   Rayonier, Inc.                                     1,169,268
--------------------------------------------------------------------------------
          17,243   Taubman Centers Inc.                                 876,979
--------------------------------------------------------------------------------
                                                                      2,835,523
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
--------------------------------------------------------------------------------
          16,019   CB Richard Ellis Group, Inc.
                   Cl A(2)                                              531,831
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 3.7%
--------------------------------------------------------------------------------
          64,202   Amkor Technology Inc.(2)                             599,647
--------------------------------------------------------------------------------
           5,482   Integrated Device Technology
                   Inc.(2)                                               84,861
--------------------------------------------------------------------------------
           7,442   Lam Research Corp.(2)                                376,714
--------------------------------------------------------------------------------
           6,758   MEMC Electronic Materials
                   Inc.(2)                                              264,508
--------------------------------------------------------------------------------
         187,592   ON Semiconductor Corp.                             1,420,071
--------------------------------------------------------------------------------
          48,975   Zoran Corp.(2)                                       714,056
--------------------------------------------------------------------------------
                                                                      3,459,857
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
SOFTWARE -- 2.3%
--------------------------------------------------------------------------------
          15,382   Blackbaud, Inc.                                 $    399,932
--------------------------------------------------------------------------------
          29,933   BMC Software Inc.(2)                                 963,843
--------------------------------------------------------------------------------
           3,774   Mentor Graphics Corp.(2)                              68,045
--------------------------------------------------------------------------------
           6,706   MicroStrategy Inc. Cl A(2)                           764,551
--------------------------------------------------------------------------------
                                                                      2,196,371
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.8%
--------------------------------------------------------------------------------
           5,478   American Eagle Outfitters, Inc.                      170,968
--------------------------------------------------------------------------------
          16,454   AnnTaylor Stores Corporation(2)                      540,349
--------------------------------------------------------------------------------
           1,878   Group 1 Automotive, Inc.                              97,130
--------------------------------------------------------------------------------
          18,867   Guess?, Inc.(2)                                    1,196,734
--------------------------------------------------------------------------------
          25,954   Gymboree Corp.(2)                                    990,405
--------------------------------------------------------------------------------
           9,755   Office Depot, Inc.(2)                                372,348
--------------------------------------------------------------------------------
           1,407   OfficeMax Inc.                                        69,858
--------------------------------------------------------------------------------
           3,467   Payless ShoeSource, Inc.(2)                          113,787
--------------------------------------------------------------------------------
                                                                      3,551,579
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
--------------------------------------------------------------------------------
           6,461   Brown Shoe Company, Inc.                             308,448
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 3.2%
--------------------------------------------------------------------------------
          14,204   BankUnited Financial Corp.
                   Cl A                                                 397,144
--------------------------------------------------------------------------------
          17,030   Corus Bankshares Inc.                                392,882
--------------------------------------------------------------------------------
           8,731   Downey Financial Corp.                               633,696
--------------------------------------------------------------------------------
          13,532   FirstFed Financial Corp.                             906,238
--------------------------------------------------------------------------------
             718   IndyMac Bancorp, Inc.                                 32,425
--------------------------------------------------------------------------------
          40,733   Ocwen Financial Corp.                                646,025
--------------------------------------------------------------------------------
               4   Washington Mutual, Inc.                                  182
--------------------------------------------------------------------------------
                                                                      3,008,592
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
             989   WESCO International Inc.                              58,163
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES(3)
--------------------------------------------------------------------------------
           1,086   Syniverse Holdings Inc.(2)                            16,279
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $82,260,631)                                                   88,650,584
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.0%

      $2,797,000   FHLB Discount Notes, 4.80%,
                   1/2/07(4)
(Cost $2,795,881)                                                     2,795,881
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 97.5%
(Cost $85,056,512)                                                   91,446,465
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (92.5)%                                    (86,793,503)
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 95.0%                                                 89,178,217
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 93,831,179
================================================================================

See Notes to Financial Statements.                                  (continued)

------
11

Long-Short Equity - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (92.5)%

AEROSPACE & DEFENSE -- (2.4)%
--------------------------------------------------------------------------------
         (15,301)  AAR Corp.                                       $   (446,635)
--------------------------------------------------------------------------------
            (172)  BE Aerospace, Inc.                                    (4,417)
--------------------------------------------------------------------------------
          (6,632)  Gencorp Inc.                                         (92,981)
--------------------------------------------------------------------------------
         (96,740)  Hexcel Corp.                                      (1,684,243)
--------------------------------------------------------------------------------
                                                                     (2,228,276)
--------------------------------------------------------------------------------
AUTO COMPONENTS -- (1.3)%
--------------------------------------------------------------------------------
         (23,573)  American Axle &
                   Manufacturing Holdings, Inc.                        (447,651)
--------------------------------------------------------------------------------
         (10,477)  Cooper Tire & Rubber Co.                            (149,821)
--------------------------------------------------------------------------------
         (15,420)  Lear Corporation                                    (455,353)
--------------------------------------------------------------------------------
         (23,467)  Visteon Corp.                                       (199,000)
--------------------------------------------------------------------------------
                                                                     (1,251,825)
--------------------------------------------------------------------------------
AUTOMOBILES -- (1.0)%
--------------------------------------------------------------------------------
         (14,928)  DaimlerChrysler AG                                  (916,728)
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- (2.5)%
--------------------------------------------------------------------------------
         (64,658)  Affymetrix Inc.                                   (1,491,013)
--------------------------------------------------------------------------------
            (213)  Mannkind Corp.                                        (3,513)
--------------------------------------------------------------------------------
         (17,215)  Myriad Genetics Inc.                                (538,829)
--------------------------------------------------------------------------------
         (79,504)  Nuvelo Inc.                                         (318,016)
--------------------------------------------------------------------------------
                                                                     (2,351,371)
--------------------------------------------------------------------------------
BUILDING PRODUCTS(3)
--------------------------------------------------------------------------------
          (1,010)  Simpson Manufacturing Co. Inc.                       (31,967)
--------------------------------------------------------------------------------
CAPITAL MARKETS -- (1.7)%
--------------------------------------------------------------------------------
          (7,964)  Greenhill & Co. Inc.                                (587,743)
--------------------------------------------------------------------------------
          (5,767)  Legg Mason, Inc.                                    (548,153)
--------------------------------------------------------------------------------
         (27,313)  TD Ameritrade Holding Corp.                         (441,925)
--------------------------------------------------------------------------------
                                                                     (1,577,821)
--------------------------------------------------------------------------------
CHEMICALS -- (2.4)%
--------------------------------------------------------------------------------
         (60,069)  Agrium Inc.                                       (1,891,573)
--------------------------------------------------------------------------------
          (1,373)  Minerals Technologies Inc.                           (80,719)
--------------------------------------------------------------------------------
          (5,836)  Scotts Miracle-Gro Co. (The)
                   Cl A                                                (301,429)
--------------------------------------------------------------------------------
                                                                     (2,273,721)
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- (0.9)%
--------------------------------------------------------------------------------
         (15,167)  MB Financial, Inc.                                  (570,431)
--------------------------------------------------------------------------------
          (5,038)  South Financial Group Inc.
                   (The)                                               (133,960)
--------------------------------------------------------------------------------
          (5,650)  TD Banknorth Inc.                                   (182,382)
--------------------------------------------------------------------------------
                                                                       (886,773)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- (1.5)%
--------------------------------------------------------------------------------
         (37,656)  Mine Safety Appliances
                   Company                                           (1,380,092)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- (1.6)%
--------------------------------------------------------------------------------
         (33,562)  Finisar Corp.                                       (108,405)
--------------------------------------------------------------------------------
          (2,681)  JDS Uniphase Corp.                                   (44,666)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

         (48,582)  Plantronics, Inc.                               $ (1,029,938)
--------------------------------------------------------------------------------
         (22,949)  Tekelec                                             (340,334)
--------------------------------------------------------------------------------
                                                                     (1,523,343)
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- (2.4)%
--------------------------------------------------------------------------------
         (35,247)  Avid Technology, Inc.                             (1,313,303)
--------------------------------------------------------------------------------
         (24,858)  Intermec Inc.                                       (603,304)
--------------------------------------------------------------------------------
          (7,907)  Rackable Systems, Inc.                              (244,880)
--------------------------------------------------------------------------------
          (2,170)  SanDisk Corp.                                        (93,375)
--------------------------------------------------------------------------------
                                                                     (2,254,862)
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- (0.4)%
--------------------------------------------------------------------------------
          (4,301)  Fluor Corp.                                         (351,177)
--------------------------------------------------------------------------------
CONSUMER FINANCE -- (0.2)%
--------------------------------------------------------------------------------
          (2,904)  SLM Corporation                                     (141,629)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- (0.3)%
--------------------------------------------------------------------------------
         (15,089)  Crown Holdings Inc.                                 (315,662)
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- (1.9)%
--------------------------------------------------------------------------------
         (77,031)  H&R Block, Inc.                                   (1,774,794)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- (0.2)%
--------------------------------------------------------------------------------
          (7,437)  Leucadia National Corp.                             (209,723)
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- (1.9)%
--------------------------------------------------------------------------------
         (94,804)  IDT Corp. Cl B                                    (1,240,036)
--------------------------------------------------------------------------------
          (3,416)  NeuStar, Inc. Cl A                                  (110,815)
--------------------------------------------------------------------------------
         (59,039)  Vonage Holdings Corp.                               (409,731)
--------------------------------------------------------------------------------
                                                                     (1,760,582)
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- (0.5)%
--------------------------------------------------------------------------------
          (6,505)  Northeast Utilities                                 (183,181)
--------------------------------------------------------------------------------
         (17,443)  Reliant Energy Inc.                                 (247,865)
--------------------------------------------------------------------------------
                                                                       (431,046)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- (1.3)%
--------------------------------------------------------------------------------
         (23,625)  Evergreen Solar Inc.                                (178,841)
--------------------------------------------------------------------------------
         (23,633)  Hubbell Inc. Cl B                                 (1,068,448)
--------------------------------------------------------------------------------
                                                                     (1,247,289)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- (0.7)%
--------------------------------------------------------------------------------
         (13,117)  Agilent Technologies, Inc.                          (457,127)
--------------------------------------------------------------------------------
         (15,380)  Cogent, Inc.                                        (169,334)
--------------------------------------------------------------------------------
                                                                       (626,461)
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- (0.6)%
--------------------------------------------------------------------------------
          (1,676)  Baker Hughes Inc.                                   (125,130)
--------------------------------------------------------------------------------
          (1,315)  Rowan Companies, Inc.                                (43,658)
--------------------------------------------------------------------------------
         (14,858)  TETRA Technologies, Inc.                            (380,068)
--------------------------------------------------------------------------------
                                                                       (548,856)
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- (0.2)%
--------------------------------------------------------------------------------
          (5,815)  Great Atlantic & Pacific Tea Co.                    (149,678)
--------------------------------------------------------------------------------
FOOD PRODUCTS -- (2.4)%
--------------------------------------------------------------------------------
          (7,375)  Bunge Ltd.                                          (534,761)
--------------------------------------------------------------------------------
          (8,043)  Pilgrim's Pride Corp.                               (236,705)
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Long-Short Equity - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

         (91,637)  Tyson Foods, Inc. Cl A                          $ (1,507,429)
--------------------------------------------------------------------------------
                                                                     (2,278,895)
--------------------------------------------------------------------------------
GAS UTILITIES -- (0.5)%
--------------------------------------------------------------------------------
         (11,538)  People's Energy Corp.                               (514,249)
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- (2.3)%
--------------------------------------------------------------------------------
         (14,938)  Cooper Companies, Inc. (The)                        (664,741)
--------------------------------------------------------------------------------
         (10,493)  Inverness Medical Innovations,
                   Inc.                                                (406,080)
--------------------------------------------------------------------------------
         (27,045)  PolyMedica Corp.                                  (1,092,888)
--------------------------------------------------------------------------------
                                                                     (2,163,709)
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- (3.0)%
--------------------------------------------------------------------------------
         (29,737)  Brookdale Senior Living Inc.                      (1,427,376)
--------------------------------------------------------------------------------
          (2,732)  Community Health Systems Inc.                        (99,773)
--------------------------------------------------------------------------------
            (917)  Health Management
                   Associates, Inc. Cl A                                (19,357)
--------------------------------------------------------------------------------
         (14,037)  HealthExtras Inc.                                   (338,292)
--------------------------------------------------------------------------------
         (35,261)  Tenet Healthcare Corp.                              (245,769)
--------------------------------------------------------------------------------
         (16,512)  Triad Hospitals Inc.                                (690,697)
--------------------------------------------------------------------------------
                                                                     (2,821,264)
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- (2.0)%
--------------------------------------------------------------------------------
          (9,623)  Cheesecake Factory Inc.                             (236,726)
--------------------------------------------------------------------------------
         (26,698)  Scientific Games Corp. Cl A                         (807,081)
--------------------------------------------------------------------------------
          (4,689)  Texas Roadhouse Inc. Cl A                            (62,175)
--------------------------------------------------------------------------------
         (38,221)  Triarc Co., Inc. Cl B                               (764,420)
--------------------------------------------------------------------------------
                                                                     (1,870,402)
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- (2.6)%
--------------------------------------------------------------------------------
          (5,385)  Beazer Homes USA, Inc.                              (253,149)
--------------------------------------------------------------------------------
         (13,709)  D.R. Horton, Inc.                                   (363,151)
--------------------------------------------------------------------------------
         (13,122)  Hovnanian Enterprises Inc.                          (444,836)
--------------------------------------------------------------------------------
          (7,339)  MDC Holdings Inc.                                   (418,690)
--------------------------------------------------------------------------------
          (2,602)  Pulte Homes Inc.                                     (86,178)
--------------------------------------------------------------------------------
         (31,421)  Standard Pacific Corp.                              (841,769)
--------------------------------------------------------------------------------
                                                                     (2,407,773)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- (1.8)%
--------------------------------------------------------------------------------
         (34,475)  Central Garden & Pet Co.                          (1,669,279)
--------------------------------------------------------------------------------
INSURANCE -- (5.1)%
--------------------------------------------------------------------------------
          (2,822)  Hanover Insurance Group Inc.                        (137,714)
--------------------------------------------------------------------------------
          (3,788)  IPC Holdings, Ltd.                                  (119,133)
--------------------------------------------------------------------------------
          (5,038)  Marsh & McLennan
                   Companies, Inc.                                     (154,465)
--------------------------------------------------------------------------------
         (68,100)  Montpelier Re Holdings Ltd.                       (1,267,341)
--------------------------------------------------------------------------------
         (15,525)  Prudential Financial, Inc.                        (1,332,976)
--------------------------------------------------------------------------------
          (2,702)  State Auto Financial
                   Corporation                                          (93,840)
--------------------------------------------------------------------------------
          (2,879)  White Mountains Insurance
                   Group Ltd.                                        (1,668,179)
--------------------------------------------------------------------------------
                                                                     (4,773,648)
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- (0.1)%
--------------------------------------------------------------------------------
          (2,208)  Coldwater Creek Inc.                                 (54,141)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- (0.7)%
--------------------------------------------------------------------------------
         (46,095)  Move, Inc.                                      $   (253,983)
--------------------------------------------------------------------------------
         (14,368)  Yahoo! Inc.                                         (366,959)
--------------------------------------------------------------------------------
                                                                       (620,942)
--------------------------------------------------------------------------------
IT SERVICES -- (3.0)%
--------------------------------------------------------------------------------
          (9,434)  Heartland Payment Systems
                   Inc.                                                (266,510)
--------------------------------------------------------------------------------
        (113,305)  Sapient Corp.                                       (622,044)
--------------------------------------------------------------------------------
        (153,178)  Unisys Corp.                                      (1,200,916)
--------------------------------------------------------------------------------
         (23,439)  Wright Express Corp.                                (730,594)
--------------------------------------------------------------------------------
                                                                     (2,820,064)
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- (1.2)%
--------------------------------------------------------------------------------
         (76,798)  Callaway Golf Co.                                 (1,106,659)
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- (0.1)%
--------------------------------------------------------------------------------
          (1,990)  Covance Inc.                                        (117,232)
--------------------------------------------------------------------------------
MACHINERY -- (1.5)%
--------------------------------------------------------------------------------
          (8,644)  Briggs & Stratton Corp.                             (232,957)
--------------------------------------------------------------------------------
         (16,436)  Bucyrus International, Inc. Cl A                    (850,727)
--------------------------------------------------------------------------------
          (3,592)  Deere & Co.                                         (341,491)
--------------------------------------------------------------------------------
                                                                     (1,425,175)
--------------------------------------------------------------------------------
MEDIA -- (4.1)%
--------------------------------------------------------------------------------
         (50,982)  Dow Jones & Co., Inc.                             (1,937,316)
--------------------------------------------------------------------------------
         (81,291)  Interpublic Group of
                   Companies, Inc.                                     (995,002)
--------------------------------------------------------------------------------
         (19,574)  New York Times Co. (The) Cl A                       (476,823)
--------------------------------------------------------------------------------
         (28,039)  XM Satellite Radio Holdings
                   Inc. Cl A                                           (405,163)
--------------------------------------------------------------------------------
                                                                     (3,814,304)
--------------------------------------------------------------------------------
METALS & MINING -- (3.0)%
--------------------------------------------------------------------------------
         (52,335)  CARBO Ceramics Inc.                               (1,955,759)
--------------------------------------------------------------------------------
          (1,922)  Coeur d'Alene Mines
                   Corporation                                           (9,514)
--------------------------------------------------------------------------------
          (5,410)  RTI International Metals, Inc.                      (423,170)
--------------------------------------------------------------------------------
          (7,752)  Stillwater Mining Company                            (96,822)
--------------------------------------------------------------------------------
         (12,570)  Titanium Metals Corp.                               (370,941)
--------------------------------------------------------------------------------
                                                                     (2,856,206)
--------------------------------------------------------------------------------
MULTI-UTILITIES -- (3.3)%
--------------------------------------------------------------------------------
         (36,594)  DTE Energy Company                                (1,771,516)
--------------------------------------------------------------------------------
         (24,581)  WPS Resources Corp.                               (1,328,111)
--------------------------------------------------------------------------------
                                                                     (3,099,627)
--------------------------------------------------------------------------------
MULTILINE RETAIL -- (0.7)%
--------------------------------------------------------------------------------
         (38,325)  Saks Inc.                                           (682,951)
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- (6.8)%
--------------------------------------------------------------------------------
         (24,117)  Arch Coal, Inc.                                     (724,234)
--------------------------------------------------------------------------------
          (4,256)  ATP Oil & Gas Corp.                                 (168,410)
--------------------------------------------------------------------------------
          (6,148)  Cameco Corp.                                        (248,687)
--------------------------------------------------------------------------------
         (16,071)  Cheniere Energy Inc.                                (463,970)
--------------------------------------------------------------------------------
         (55,905)  Crosstex Energy, Inc.                             (1,771,629)
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Long-Short Equity - Schedule of Investments

DECEMBER 31, 2006

Shares                                                                 Value
--------------------------------------------------------------------------------

          (4,078)  Encore Acquisition Co.                          $   (100,032)
--------------------------------------------------------------------------------
          (4,316)  Equitable Resources Inc.                            (180,193)
--------------------------------------------------------------------------------
          (1,842)  Forest Oil Corporation                               (60,196)
--------------------------------------------------------------------------------
         (26,324)  Goodrich Petroleum Corp.                            (952,402)
--------------------------------------------------------------------------------
         (90,016)  International Coal Group Inc.                       (490,587)
--------------------------------------------------------------------------------
          (5,226)  Massey Energy Co.                                   (121,400)
--------------------------------------------------------------------------------
          (2,209)  Newfield Exploration Company                        (101,504)
--------------------------------------------------------------------------------
          (5,656)  Pogo Producing Co.                                  (273,977)
--------------------------------------------------------------------------------
          (9,474)  Quicksilver Resources Inc.                          (346,654)
--------------------------------------------------------------------------------
         (11,856)  Southwestern Energy Company                         (415,553)
--------------------------------------------------------------------------------
                                                                     (6,419,428)
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- (1.5)%
--------------------------------------------------------------------------------
         (31,917)  Bowater Inc.                                        (718,132)
--------------------------------------------------------------------------------
         (31,464)  Louisiana-Pacific Corp.                             (677,420)
--------------------------------------------------------------------------------
                                                                     (1,395,552)
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(3)
--------------------------------------------------------------------------------
          (6,746)  Revlon, Inc. Cl A                                     (8,635)
--------------------------------------------------------------------------------
          (6,746)  Revlon, Inc. Rights                                     (338)
--------------------------------------------------------------------------------
                                                                         (8,973)
--------------------------------------------------------------------------------
PHARMACEUTICALS -- (2.0)%
--------------------------------------------------------------------------------
         (15,442)  Adams Respiratory
                   Therapeutics Inc.                                   (630,188)
--------------------------------------------------------------------------------
         (28,349)  Bristol-Myers Squibb Co.                            (746,146)
--------------------------------------------------------------------------------
          (5,886)  Eli Lilly and Company                               (306,661)
--------------------------------------------------------------------------------
         (11,156)  Nektar Therapeutics                                 (169,683)
--------------------------------------------------------------------------------
          (2,271)  Par Pharmaceutical
                   Companies Inc.                                       (50,801)
--------------------------------------------------------------------------------
                                                                     (1,903,479)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- (2.3)%
--------------------------------------------------------------------------------
          (7,781)  First Industrial Realty Trust Inc.                  (364,851)
--------------------------------------------------------------------------------
        (219,941)  Friedman, Billings, Ramsey
                   Group Inc. Cl A                                   (1,759,528)
--------------------------------------------------------------------------------
                                                                     (2,124,379)
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- (0.2)%
--------------------------------------------------------------------------------
          (4,673)  Brookfield Asset Management
                   Inc. Cl A                                           (225,145)
--------------------------------------------------------------------------------
ROAD & RAIL -- (1.7)%
--------------------------------------------------------------------------------
         (15,353)  Avis Budget Group, Inc.                             (333,006)
--------------------------------------------------------------------------------
         (27,757)  Dollar Thrifty Automotive
                   Group, Inc.                                       (1,265,997)
--------------------------------------------------------------------------------
                                                                     (1,599,003)
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- (2.6)%
--------------------------------------------------------------------------------
            (846)  Agere Systems Inc.                                   (16,218)
--------------------------------------------------------------------------------
            (655)  ATMI, Inc.                                           (19,997)
--------------------------------------------------------------------------------
        (716,801)  Conexant Systems Inc.                             (1,462,274)
--------------------------------------------------------------------------------
          (7,266)  Cree, Inc.                                          (125,847)
--------------------------------------------------------------------------------
            (150)  Cypress Semiconductor Corp.                           (2,530)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          (5,427)  Intel Corp.                                     $   (109,897)
--------------------------------------------------------------------------------
             (55)  International Rectifier Corp.                         (2,120)
--------------------------------------------------------------------------------
         (26,662)  Marvell Technology Group Ltd.                       (511,644)
--------------------------------------------------------------------------------
         (22,202)  PMC-Sierra, Inc.                                    (148,975)
--------------------------------------------------------------------------------
                                                                     (2,399,502)
--------------------------------------------------------------------------------
SOFTWARE -- (1.0)%
--------------------------------------------------------------------------------
         (50,210)  Novell, Inc.                                        (311,302)
--------------------------------------------------------------------------------
         (20,711)  THQ Inc.                                            (673,522)
--------------------------------------------------------------------------------
                                                                       (984,824)
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- (5.1)%
--------------------------------------------------------------------------------
         (87,542)  Borders Group, Inc.                               (1,956,564)
--------------------------------------------------------------------------------
          (4,408)  Chico's FAS, Inc.                                    (91,202)
--------------------------------------------------------------------------------
         (16,430)  Guitar Center, Inc.                                 (746,908)
--------------------------------------------------------------------------------
         (55,540)  Pacific Sunwear of California                     (1,087,473)
--------------------------------------------------------------------------------
         (17,600)  Pier 1 Imports, Inc.                                (104,720)
--------------------------------------------------------------------------------
         (36,580)  Urban Outfitters Inc.                               (842,437)
--------------------------------------------------------------------------------
                                                                     (4,829,304)
--------------------------------------------------------------------------------
STORAGE(3)
--------------------------------------------------------------------------------
            (148)  U-Store-It Trust                                      (3,042)
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- (1.4)%
--------------------------------------------------------------------------------
         (82,663)  Quiksilver, Inc.                                  (1,301,942)
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- (2.8)%
--------------------------------------------------------------------------------
         (21,956)  Brookline Bancorp, Inc.                             (289,161)
--------------------------------------------------------------------------------
         (16,167)  Capitol Federal Financial                           (621,136)
--------------------------------------------------------------------------------
         (24,915)  CharterMac                                          (534,925)
--------------------------------------------------------------------------------
          (6,170)  Fremont General Corp.                               (100,015)
--------------------------------------------------------------------------------
          (8,328)  Hudson City Bancorp, Inc.                           (115,593)
--------------------------------------------------------------------------------
         (36,742)  Sovereign Bancorp Inc.                              (932,879)
--------------------------------------------------------------------------------
                                                                     (2,593,709)
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- (1.2)%
--------------------------------------------------------------------------------
          (2,531)  TransDigm Group, Inc.                                (67,097)
--------------------------------------------------------------------------------
         (42,391)  UAP Holding Corp.                                 (1,067,405)
--------------------------------------------------------------------------------
                                                                     (1,134,502)
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- (0.6)%
--------------------------------------------------------------------------------
          (8,388)  NII Holdings, Inc. Cl B                             (540,523)
--------------------------------------------------------------------------------
TOTAL SECURITIES
SOLD SHORT -- (92.5)%
(Proceeds $81,249,445)                                             $(86,793,503)
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

(1) Securities are pledged with brokers as collateral for securities sold short.

(2) Non-income producing.

(3) Industry is less than 0.05% of total net assets.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
14

Statement of Assets and Liabilities

DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $85,056,512)              $ 91,446,465
-------------------------------------------------------------
Cash                                                                      1,736
-------------------------------------------------------------
Cash on deposit with brokers for securities sold short               88,466,506
-------------------------------------------------------------
Receivable for capital shares sold                                      786,717
-------------------------------------------------------------
Dividend and interest receivable                                        379,384
--------------------------------------------------------------------------------
                                                                    181,080,808
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value (proceeds of $81,249,445)            86,793,503
-------------------------------------------------------------
Payable for capital shares redeemed                                     233,840
-------------------------------------------------------------
Accrued management fees                                                  95,650
-------------------------------------------------------------
Distribution fees payable                                                 1,817
-------------------------------------------------------------
Service fees (and distribution fees -
A Class and R Class) payable                                             16,129
-------------------------------------------------------------
Dividend expense payable on securities sold short                       108,690
--------------------------------------------------------------------------------
                                                                     87,249,629
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 93,831,179
================================================================================

See Notes to Financial Statements.                                  (continued)

------
15

Statement of Assets and Liabilities

DECEMBER 31, 2006
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $97,375,555
-------------------------------------------------------------
Accumulated net realized loss on investment
and securities sold short transactions                               (4,390,271)
-------------------------------------------------------------
Net unrealized appreciation on investments
and securities sold short                                               845,895
--------------------------------------------------------------------------------
                                                                    $93,831,179
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $12,780,875
-------------------------------------------------------------
Shares outstanding                                                    1,228,701
-------------------------------------------------------------
Net asset value per share                                                $10.40
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $14,411,684
-------------------------------------------------------------
Shares outstanding                                                    1,385,073
-------------------------------------------------------------
Net asset value per share                                                $10.40
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $56,219,471
-------------------------------------------------------------
Shares outstanding                                                    5,406,775
-------------------------------------------------------------
Net asset value per share                                                $10.40
-------------------------------------------------------------
Maximum offering price (net asset value divided by 0.9425)               $11.03
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,505,383
-------------------------------------------------------------
Shares outstanding                                                      145,458
-------------------------------------------------------------
Net asset value per share                                                $10.35
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $8,393,129
-------------------------------------------------------------
Shares outstanding                                                      810,932
-------------------------------------------------------------
Net asset value per share                                                $10.35
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $520,637
-------------------------------------------------------------
Shares outstanding                                                       50,121
-------------------------------------------------------------
Net asset value per share                                                $10.39
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Statement of Operations

YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Interest                                                            $ 1,167,459
-------------------------------------------------------------
Dividend                                                                256,979
--------------------------------------------------------------------------------
                                                                      1,424,438
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Dividend expense on securities sold short                               525,185
-------------------------------------------------------------
Management fees                                                         339,309
-------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------
 B Class                                                                  5,456
-------------------------------------------------------------
 C Class                                                                 16,804
-------------------------------------------------------------
Service fees:
-------------------------------------------------------------
 B Class                                                                  1,819
-------------------------------------------------------------
 C Class                                                                  5,601
-------------------------------------------------------------
Distribution and service fees:
-------------------------------------------------------------
 A Class                                                                 30,817
-------------------------------------------------------------
 R Class                                                                  2,616
-------------------------------------------------------------
Directors' fees and expenses                                                409
--------------------------------------------------------------------------------
                                                                        928,016
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                            496,422
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------------------------------
Investment transactions                                                (505,593)
-------------------------------------------------------------
Securities sold short transactions                                   (3,817,268)
--------------------------------------------------------------------------------
                                                                     (4,322,861)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
-------------------------------------------------------------
Investments                                                           6,373,883
-------------------------------------------------------------
Securities sold short                                                (5,565,877)
--------------------------------------------------------------------------------
                                                                        808,006
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (3,514,855)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $(3,018,433)
================================================================================

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         2006         2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                          $   496,422    $   13,527
-------------------------------------------------
Net realized gain (loss)                               (4,322,861)      (63,808)
-------------------------------------------------
Change in net unrealized
appreciation (depreciation)                               808,006        37,889
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              (3,018,433)      (12,392)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------
  Investor Class                                          (93,622)           --
-------------------------------------------------
  Institutional Class                                    (138,245)           --
-------------------------------------------------
  A Class                                                (272,299)           --
-------------------------------------------------
  R Class                                                  (1,260)           --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                (505,426)           --
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                        94,367,430     3,000,000
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  90,843,571     2,987,608

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                     2,987,608            --
--------------------------------------------------------------------------------
End of period                                         $93,831,179    $2,987,608
================================================================================

(1) September 30, 2005 (fund inception) through December 31, 2005.

See Notes to Financial Statements.

------
18

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Long-Short Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital appreciation independent of equity market conditions. The fund buys, or takes long positions in, equity securities that have been identified as undervalued.
The fund takes short positions in equity securities that have been identified as overvalued. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. All classes of the fund commenced sale on September 30, 2005, the fund's inception date.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Interest earned on segregated cash for securities sold short is reflected as interest income.

SECURITIES SOLD SHORT -- The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense.
Liabilities for securities sold short are valued daily and recorded as unrealized appreciation (depreciation) on investments and securities sold short.
The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss) on securities sold short transactions.

                                                                    (continued)

------
19

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The fund's risks in selling securities short include the possibility that the future increases in market value may exceed the liability recorded or that the lender of the security may terminate the loan at a disadvantageous price or time to the fund. In addition, while the realized gains on securities sold short are limited to the price at which it sold the security short, the losses may be unlimited.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 1.0480% to 1.2300% and the rates for the Complex Fee (except for
Institutional Class) range from 0.2500% to 0.3100%. The Institutional Class is
0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the year ended December 31, 2006 was 1.34% for all classes except Institutional Class, which was 1.14%.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee and service fee of 0.75% and 0.25%, respectively. The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25%
for the A Class and 0.50% for the R Class. The fees are computed and accrued daily based on each class's daily net assets and

                                                                    (continued)

------
20

Notes to Financial Statements

DECEMBER 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B
Class, C Class and R Class shares. Fees incurred under the plans during the year ended December 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short, excluding short-term investments, for the year ended December 31, 2006, were $117,356,715 and $112,012,618, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                    100,000,000
================================================================================
Sold                                                   1,718,301    $18,743,176
-----------------------------------------------
Issued in reinvestment of distributions                    3,685         38,325
-----------------------------------------------
Redeemed                                                (543,285)    (5,835,513)
--------------------------------------------------------------------------------
Net increase (decrease)                                1,178,701    $12,945,988
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                                    200,000,000
================================================================================
Sold                                                      50,000       $500,000
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                     50,000,000
================================================================================
Sold                                                   1,575,257    $17,098,483
-----------------------------------------------
Issued in reinvestment of distributions                   13,091        136,278
-----------------------------------------------
Redeemed                                                (253,275)    (2,740,253)
--------------------------------------------------------------------------------
Net increase (decrease)                                1,335,073    $14,494,508
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                                     50,000,000
================================================================================
Sold                                                      50,000       $500,000
================================================================================

(1) September 30, 2005 (fund inception) through December 31, 2005.

                                                                    (continued)

------
21

Notes to Financial Statements

DECEMBER 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                   5,664,375    $61,024,181
-----------------------------------------------
Issued in reinvestment of distributions                   25,510        265,308
-----------------------------------------------
Redeemed                                                (333,110)    (3,539,959)
--------------------------------------------------------------------------------
Net increase (decrease)                                5,356,775    $57,749,530
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                      50,000       $500,000
================================================================================
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                      99,003     $1,056,715
-----------------------------------------------
Redeemed                                                  (3,545)       (36,671)
--------------------------------------------------------------------------------
Net increase (decrease)                                   95,458     $1,020,044
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                      50,000       $500,000
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                     786,894     $8,432,061
-----------------------------------------------
Redeemed                                                 (25,962)      (275,961)
--------------------------------------------------------------------------------
Net increase (decrease)                                  760,932     $8,156,100
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                      50,000       $500,000
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

SHARES AUTHORIZED                                     10,000,000
================================================================================
Issued in reinvestment of distributions                      121         $1,260
================================================================================
PERIOD ENDED DECEMBER 31, 2005(1)

SHARES AUTHORIZED                                     10,000,000
================================================================================
Sold                                                      50,000       $500,000
================================================================================

(1) September 30, 2005 (fund inception) through December 31, 2005.

                                                                    (continued)

------
22

Notes to Financial Statements

DECEMBER 31, 2006

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the year ended December 31, 2006.

6. RISK FACTORS

The fund's investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk. The fund may suffer losses when taking long positions in market sectors or industries that are not offset by corresponding short positions, resulting in an over- or underweighted sector or industry.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2006 and period September 30, 2005 (fund inception) through December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                           2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                          $505,426          --
--------------------------------------------------------------------------------
Long-term capital gains                                        --          --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. For the December
2005 distribution, the fund followed the accounting practice known as issuing consent dividends, whereby substantially all of its net investment income and realized gains were treated as distributed to their shareholders and immediately reinvested.

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $85,594,258
================================================================================
Gross tax appreciation of investments                               $ 7,845,353
------------------------------------------------------------
Gross tax depreciation of investments                                (1,993,146)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $ 5,852,207
================================================================================
Net tax appreciation (depreciation) on securities sold short        $(5,543,954)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                                 $   308,253
================================================================================
Accumulated capital losses                                            $(726,363)
------------------------------------------------------------
Capital loss deferral                                               $(3,126,266)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2014.

The capital loss deferral represents net capital losses incurred in the two-month period ended December 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------
23

Notes to Financial Statements

DECEMBER 31, 2006

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $220,248 of qualified dividend income for the fiscal year ended December 31, 2006.

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended December 31, 2006, of $215,132 qualify for the corporate dividends received deduction.

------
24

Long-Short Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                             2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.97       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.24         0.06
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.27        (0.09)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.51        (0.03)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.08)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.40        $9.97
================================================================================
  TOTAL RETURN(3)                                            5.08%       (0.30)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            3.37%     2.76%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        2.13%     2.23%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       428%         171%
------------------------------------------------------
Portfolio Turnover Rate Excluding Short Sales                  50%          36%
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $12,781         $498
------------------------------------------------------
Ratio of Operating Expenses (excluding
dividend expense on securities sold short)
to Average Net Assets                                        1.34%     1.37%(4)
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
25

Long-Short Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                             2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.97       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.25         0.06
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.28        (0.09)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.53        (0.03)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.10)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.40        $9.97
================================================================================
  TOTAL RETURN(3)                                            5.30%       (0.30)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            3.17%     2.56%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        2.33%     2.43%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       428%         171%
------------------------------------------------------
Portfolio Turnover Rate Excluding Short Sales                  50%          36%
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $14,412         $499
------------------------------------------------------
Ratio of Operating Expenses (excluding
dividend expense on securities sold short)
to Average Net Assets                                        1.14%     1.17%(4)
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
26

Long-Short Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 A CLASS
--------------------------------------------------------------------------------
                                                             2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.96       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.20         0.05
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.29        (0.09)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.49        (0.04)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.05)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.40        $9.96
================================================================================
  TOTAL RETURN(3)                                            4.93%       (0.40)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            3.62%     3.01%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        1.88%     1.98%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       428%         171%
------------------------------------------------------
Portfolio Turnover Rate Excluding Short Sales                  50%          36%
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $56,219         $498
------------------------------------------------------
Ratio of Operating Expenses (excluding
dividend expense on securities sold short)
to Average Net Assets                                        1.59%     1.62%(4)
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
27

Long-Short Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                             2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.94       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.12         0.03
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.29        (0.09)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.41        (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.35        $9.94
================================================================================
  TOTAL RETURN(3)                                            4.12%       (0.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            4.37%     3.76%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        1.13%     1.23%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       428%         171%
------------------------------------------------------
Portfolio Turnover Rate Excluding Short Sales                  50%          36%
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $1,505         $497
------------------------------------------------------
Ratio of Operating Expenses (excluding
dividend expense on securities sold short)
to Average Net Assets                                        2.34%     2.37%(4)
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
28

Long-Short Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                             2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.94       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.12         0.03
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.29        (0.09)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.41        (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.35        $9.94
================================================================================
  TOTAL RETURN(3)                                            4.12%       (0.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            4.37%     3.76%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        1.13%     1.23%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       428%         171%
------------------------------------------------------
Portfolio Turnover Rate Excluding Short Sales                  50%          36%
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $8,393         $497
------------------------------------------------------
Ratio of Operating Expenses (excluding
dividend expense on securities sold short)
to Average Net Assets                                        2.34%     2.37%(4)
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
29

Long-Short Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  R CLASS
--------------------------------------------------------------------------------
                                                             2006       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.96       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.17         0.04
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.29        (0.08)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.46        (0.04)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.03)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.39        $9.96
================================================================================
  TOTAL RETURN(3)                                            4.57%       (0.40)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            3.87%     3.26%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                        1.63%     1.73%(4)
------------------------------------------------------
Portfolio Turnover Rate                                       428%         171%
------------------------------------------------------
Portfolio Turnover Rate Excluding Short Sales                  50%          36%
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $521         $498
------------------------------------------------------
Ratio of Operating Expenses (excluding
dividend expense on securities sold short)
to Average Net Assets                                        1.84%     1.87%(4)
--------------------------------------------------------------------------------

(1) September 30, 2005 (fund inception) through December 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
30

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds, Inc. and
Shareholders of the Long-Short Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Long-Short Equity Fund (one of the ten funds comprising the American Century Quantitative Equity Funds, Inc.,
hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2007

------
31

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
32

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Intraware, Inc.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
33

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
34

Share Class Information

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of A Class, B Class, C Class and R Class shares are higher than that of Investor Class shares. The fund is available for purchase only through financial intermediaries by investors who seek advice from them.
The fund is closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A
Class shares also are subject to a 0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor
Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

                                                                    (continued)

------
35

Share Class Information

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
36

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
37

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 3-MONTH TREASURY BILL INDEX measures monthly return equivalents of yield averages that are not marked to market. This index is an average of the last three 3-month Treasury bill issues.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

                                                                    (continued)

------
38

Index Definitions

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
39

Notes

------
40

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0702                     (c)2007 American Century Proprietary Holdings, Inc.
SH-ANN-52872N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.'s
     Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Jeanne D. Wohlers and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent"
          as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2005:  $147,150
         FY 2006:  $198,742

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $26,581
         FY 2006:  $33,789

         These services included review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
         Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)     The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

         FY 2005:  $126,581
         FY 2006:  $287,369

(h)      The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios,
         Inc.'s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

         /s/ William M. Lyons
By:      -----------------------------------
         Name:  William M. Lyons
         Title: President

Date:    February 28, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      -----------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    February 28, 2007

         /s/ Robert J. Leach
By:      -----------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:  February 28, 2007